Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Envision Healthcare Corp.
12.701% due 04/29/2027	$423	$419
16.326% due 04/28/2028	752	559
Intelsat Jackson Holdings SA 9.082% due 02/01/2029	1,519	1,506

Total Loan Participations and Assignments (Cost $3,039)		2,484

CORPORATE BONDS & NOTES 89.5%
BANKING & FINANCE 15.9%
Acrisure LLC
7.000% due 11/15/2025	846	794
10.125% due 08/01/2026	1,523	1,516
Advisor Group Holdings, Inc. 10.750% due 08/01/2027	500	508
AerCap Holdings NV 5.875% due 10/10/2079 •	687	627
Alliant Holdings Intermediate LLC
6.750% due 10/15/2027	941	874
6.750% due 04/15/2028	941	931
Allied Universal Holdco LLC
6.625% due 07/15/2026	5,142	4,947
9.750% due 07/15/2027	3,845	3,431
Ally Financial, Inc. 5.750% due 11/20/2025 (h)	4,307	4,055
AssuredPartners, Inc. 7.000% due 08/15/2025	1,115	1,086
Brookfield Property REIT, Inc.
4.500% due 04/01/2027	2,850	2,291
5.750% due 05/15/2026	2,445	2,190
Castlelake Aviation Finance DAC 5.000% due 04/15/2027 (h)	3,430	3,045
Commerzbank AG 8.125% due 09/19/2023	3,353	3,305
Credit Acceptance Corp.
5.125% due 12/31/2024	1,101	1,048
6.625% due 03/15/2026 (h)	4,152	3,877
Diversified Healthcare Trust 9.750% due 06/15/2025	1,500	1,453
Enact Holdings, Inc. 6.500% due 08/15/2025	4,170	4,070
Enova International, Inc.
8.500% due 09/01/2024 (h)	467	459
8.500% due 09/15/2025	1,572	1,492
Five Point Operating Co. LP 7.875% due 11/15/2025	1,731	1,559
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	1,871	1,737
2.700% due 08/10/2026	2,571	2,291
3.370% due 11/17/2023	20	20
3.375% due 11/13/2025	250	235
3.810% due 01/09/2024	412	408
3.815% due 11/02/2027	200	180
4.063% due 11/01/2024	922	891
4.125% due 08/17/2027	1,498	1,375
4.134% due 08/04/2025	1,437	1,369
4.271% due 01/09/2027	2,893	2,698
4.389% due 01/08/2026	3,983	3,785
4.542% due 08/01/2026	2,371	2,251
4.687% due 06/09/2025	1,070	1,030
4.950% due 05/28/2027	1,724	1,647
5.125% due 06/16/2025	5,368	5,262
5.584% due 03/18/2024	1,475	1,462
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025	3,975	3,982
9.750% due 08/01/2027	1,878	1,983
Freedom Mortgage Corp.
6.625% due 01/15/2027	761	586
7.625% due 05/01/2026	1,798	1,447
8.125% due 11/15/2024	1,251	1,205

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

8.250% due 04/15/2025	1,521	1,407
Getty Images, Inc. 9.750% due 03/01/2027	2,629	2,629
Global Aircraft Leasing Co. Ltd. (6.500% Cash or 7.250% PIK) 6.500% due 09/15/2024 (b)	155	140
Global Atlantic Fin Co. 4.700% due 10/15/2051 •	2,714	2,182
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	250	244
GTCR AP Finance, Inc. 8.000% due 05/15/2027	1,897	1,813
HAT Holdings LLC 3.375% due 06/15/2026	4,939	4,290
HUB International Ltd. 7.000% due 05/01/2026	4,266	4,197
Icahn Enterprises LP
4.750% due 09/15/2024	2,105	2,056
6.250% due 05/15/2026	1,519	1,496
6.375% due 12/15/2025	2,586	2,543
Intesa Sanpaolo SpA
5.017% due 06/26/2024	6,888	6,620
5.710% due 01/15/2026	1,148	1,089
Iron Mountain, Inc. 5.250% due 03/15/2028	1,000	954
Jefferson Capital Holdings LLC 6.000% due 08/15/2026	2,691	2,286
Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027	3,286	2,599
5.250% due 10/01/2025	1,226	1,080
LFS Topco LLC 5.875% due 10/15/2026	2,599	2,268
Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •	3,312	2,664
LPL Holdings, Inc. 4.625% due 11/15/2027	533	504
MPT Operating Partnership LP 5.000% due 10/15/2027 (h)	956	787
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027	3,634	3,301
Navient Corp.
5.000% due 03/15/2027	318	281
5.875% due 10/25/2024	866	842
6.125% due 03/25/2024	3,560	3,516
6.750% due 06/25/2025	688	669
6.750% due 06/15/2026	1,701	1,661
7.250% due 09/25/2023	100	100
Newmark Group, Inc. 6.125% due 11/15/2023	2,155	2,138
NFP Corp. 6.875% due 08/15/2028	458	393
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	1,672	1,448
2.750% due 03/09/2028	2,140	1,811
NMI Holdings, Inc. 7.375% due 06/01/2025	2,832	2,838
OneMain Finance Corp.
3.500% due 01/15/2027	40	34
6.125% due 03/15/2024	4,214	4,109
6.625% due 01/15/2028	77	71
6.875% due 03/15/2025	1,740	1,688
7.125% due 03/15/2026	5,642	5,429
Oxford Finance LLC 6.375% due 02/01/2027	4,159	3,894
Park Intermediate Holdings LLC 7.500% due 06/01/2025	3,000	3,014
PennyMac Financial Services, Inc. 5.375% due 10/15/2025	4,666	4,363
Popular, Inc. 7.250% due 03/13/2028	1,466	1,452
PRA Group, Inc.
7.375% due 09/01/2025	1,095	1,091
8.375% due 02/01/2028	2,143	2,145
Provident Funding Associates LP 6.375% due 06/15/2025	4,739	4,208
RLJ Lodging Trust LP 3.750% due 07/01/2026	1,691	1,550
Rocket Mortgage LLC 2.875% due 10/15/2026	4,000	3,584
SBA Communications Corp. 3.875% due 02/15/2027	593	560
Service Properties Trust
4.750% due 10/01/2026	763	638
5.500% due 12/15/2027	881	789
7.500% due 09/15/2025	6,607	6,526

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

SLM Corp.
3.125% due 11/02/2026	3,753	3,195
4.200% due 10/29/2025	1,726	1,555
Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,130	940
3.750% due 12/31/2024	1,827	1,685
4.375% due 01/15/2027	3,733	3,089
4.750% due 03/15/2025	309	291
5.500% due 11/01/2023	832	834
UniCredit SpA 5.861% due 06/19/2032 •	956	844
Uniti Group LP 10.500% due 02/15/2028	7,614	7,392
USI, Inc. 6.875% due 05/01/2025	3,363	3,316
Voyager Aviation Holdings LLC 8.500% due 05/09/2026	1,147	906
XHR LP 6.375% due 08/15/2025	997	979

		212,419

INDUSTRIALS 66.3%
Adient Global Holdings 7.000% due 04/15/2028	522	537
Adient Global Holdings Ltd. 4.875% due 08/15/2026	2,336	2,254
ADT Security Corp. 4.125% due 06/15/2023	123	122
AECOM 5.125% due 03/15/2027	10	10
AerCap Global Aviation Trust 6.500% due 06/15/2045 •	110	104
Air Canada 3.875% due 08/15/2026	6,061	5,510
Albertsons Cos., Inc.
3.250% due 03/15/2026	2,019	1,902
4.625% due 01/15/2027	245	237
5.875% due 02/15/2028	1,486	1,478
6.500% due 02/15/2028	741	744
7.500% due 03/15/2026	2,612	2,682
Albion Financing 1 SARL 6.125% due 10/15/2026	1,289	1,149
Albion Financing 2 SARL 8.750% due 04/15/2027	1,062	922
Allegiant Travel Co. 7.250% due 08/15/2027	4,865	4,848
Alteryx, Inc. 8.750% due 03/15/2028	950	957
Altice Financing SA 5.000% due 01/15/2028	2,340	1,905
Altice France Holding SA
6.000% due 02/15/2028	1,416	905
10.500% due 05/15/2027	6,789	5,200
Altice France SA 8.125% due 02/01/2027	5,097	4,723
AMC Entertainment Holdings, Inc. 10.000% due 06/15/2026 (h)	805	511
AMC Networks, Inc.
4.750% due 08/01/2025	4,810	4,271
5.000% due 04/01/2024	1,263	1,247
American Airlines Pass-Through Trust
3.375% due 11/01/2028	383	334
3.700% due 04/01/2028	269	247
American Airlines, Inc.
5.500% due 04/20/2026	9,614	9,473
7.250% due 02/15/2028	1,498	1,458
11.750% due 07/15/2025	3,245	3,553
American Axle & Manufacturing, Inc. 6.875% due 07/01/2028	1,000	905
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028	250	228
Aramark Services, Inc. 5.000% due 02/01/2028	5,155	4,884
Arconic Corp. 6.000% due 05/15/2025	1,876	1,881
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500% due 06/30/2027 (b)	4,849	3,715
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	3,595	3,357
5.250% due 04/30/2025	1,230	1,213
5.250% due 08/15/2027	1,680	1,327
Artera Services LLC 9.033% due 12/04/2025	2,802	2,414

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Ascent Resources Utica Holdings LLC 7.000% due 11/01/2026	4,672	4,521
Aston Martin Capital Holdings Ltd. 10.500% due 11/30/2025	2,400	2,365
At Home Group, Inc. 4.875% due 07/15/2028 (h)	356	242
ATP Tower Holdings LLC 4.050% due 04/27/2026	2,092	1,801
Audacy Capital Corp. 6.500% due 05/01/2027	700	51
Avient Corp. 5.750% due 05/15/2025	2,041	2,021
Axalta Coating Systems LLC 4.750% due 06/15/2027 (h)	2,794	2,658
B&G Foods, Inc. 5.250% due 04/01/2025	5,886	5,488
B.C. Unlimited Liability Co.
4.375% due 01/15/2028	5,614	5,188
5.750% due 04/15/2025	441	443
Ball Corp.
4.000% due 11/15/2023	19	19
4.875% due 03/15/2026	1,759	1,748
5.250% due 07/01/2025	2,329	2,316
Bath & Body Works, Inc.
6.694% due 01/15/2027	989	988
9.375% due 07/01/2025 (h)	1,733	1,853
Bausch Health Cos., Inc.
5.500% due 11/01/2025	1,803	1,484
6.125% due 02/01/2027	687	445
11.000% due 09/30/2028 (h)	2,275	1,685
14.000% due 10/15/2030	441	250
BC Ltd. 9.000% due 01/30/2028	1,238	1,229
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	3,140	2,872
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)	2,062	1,622
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026 (h)	2,025	1,921
Berry Global, Inc. 4.500% due 02/15/2026	683	658
Blackstone Mortgage Trust, Inc. 3.750% due 01/15/2027	10	8
Block, Inc. 2.750% due 06/01/2026	2,918	2,664
Bombardier, Inc.
7.125% due 06/15/2026	8,982	9,022
7.875% due 04/15/2027	1,005	1,018
Boxer Parent Co., Inc.
7.125% due 10/02/2025	2,687	2,678
9.125% due 03/01/2026	974	948
Boyd Gaming Corp. 4.750% due 12/01/2027	1,413	1,356
Buckeye Partners LP
3.950% due 12/01/2026	851	771
4.125% due 03/01/2025	529	501
4.150% due 07/01/2023	270	268
4.350% due 10/15/2024	286	280
4.500% due 03/01/2028	1,800	1,627
Caesars Entertainment, Inc.
6.250% due 07/01/2025	9,081	9,090
8.125% due 07/01/2027	3,650	3,726
Calumet Specialty Products Partners LP 8.125% due 01/15/2027	1,000	953
Camelot Finance SA 4.500% due 11/01/2026	1,340	1,268
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	301	269
Carnival Corp.
5.750% due 03/01/2027	6,949	5,708
7.625% due 03/01/2026	1,640	1,498
9.875% due 08/01/2027	612	631
10.500% due 02/01/2026	4,854	5,062
Carnival Holdings Bermuda Ltd. 10.375% due 05/01/2028	1,422	1,531
Carvana Co. 5.625% due 10/01/2025	2,264	1,568
Cascades, Inc. 5.375% due 01/15/2028	472	449
Catalent Pharma Solutions, Inc. 5.000% due 07/15/2027	1,796	1,756
CCO Holdings LLC
5.000% due 02/01/2028	4,142	3,826
5.125% due 05/01/2027	2,522	2,386

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

5.500% due 05/01/2026	3,859	3,758
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025	2,326	2,006
CEC Entertainment LLC 6.750% due 05/01/2026	1,264	1,202
Cedar Fair LP 5.500% due 05/01/2025	972	972
Cengage Learning, Inc. 9.500% due 06/15/2024	412	399
CGG SA 8.750% due 04/01/2027 (h)	2,259	1,886
Chemours Co. 5.375% due 05/15/2027	2,341	2,171
Chesapeake Energy Corp. 5.500% due 02/01/2026	3,618	3,564
Chobani LLC 7.500% due 04/15/2025	2,382	2,325
Churchill Downs, Inc. 5.500% due 04/01/2027	4,179	4,095
Cinemark USA, Inc.
5.250% due 07/15/2028 (h)	1,602	1,388
5.875% due 03/15/2026 (h)	1,858	1,755
8.750% due 05/01/2025	690	705
Citgo Holding, Inc. 9.250% due 08/01/2024	265	266
Citgo Petroleum Corp.
6.375% due 06/15/2026	1,398	1,364
7.000% due 06/15/2025	1,264	1,248
Clarios Global LP
6.250% due 05/15/2026	2,735	2,731
6.750% due 05/15/2025	3,710	3,754
8.500% due 05/15/2027	2,396	2,409
Clear Channel International BV 6.625% due 08/01/2025	1,384	1,348
Clear Channel Worldwide Holdings, Inc. 5.125% due 08/15/2027	1,914	1,720
Clearwater Paper Corp. 5.375% due 02/01/2025	347	338
Cleveland-Cliffs, Inc. 6.750% due 03/15/2026	2,128	2,168
Cloud Software Group Holdings, Inc. 6.500% due 03/31/2029	1,422	1,259
CMG Media Corp. 8.875% due 12/15/2027	334	253
CNX Resources Corp. 7.250% due 03/14/2027	1,093	1,089
Cogent Communications Group, Inc. 7.000% due 06/15/2027	5,201	5,161
CommScope Technologies LLC 5.000% due 03/15/2027	1,183	866
CommScope, Inc.
6.000% due 03/01/2026	4,307	4,161
8.250% due 03/01/2027 (h)	6,204	5,087
Community Health Systems, Inc.
5.625% due 03/15/2027	2,565	2,254
8.000% due 03/15/2026	6,921	6,696
8.000% due 12/15/2027	911	883
Connect Finco SARL 6.750% due 10/01/2026	6,078	5,719
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	297	154
Coty, Inc.
5.000% due 04/15/2026	1,624	1,568
6.500% due 04/15/2026 (h)	4,231	4,214
Crescent Energy Finance LLC 9.250% due 02/15/2028	960	921
Crown Americas LLC
4.250% due 09/30/2026	1,162	1,115
4.750% due 02/01/2026	317	309
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026	2,320	2,454
CSC Holdings LLC
5.375% due 02/01/2028	2,838	2,328
5.500% due 04/15/2027	2,839	2,394
CVR Energy, Inc. 5.250% due 02/15/2025	2,297	2,208
Dave & Buster's, Inc. 7.625% due 11/01/2025	257	262
Delta Air Lines, Inc.
2.900% due 10/28/2024	1,082	1,036
3.800% due 04/19/2023	137	137
7.375% due 01/15/2026	6,153	6,409
Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK) 9.000% due 04/22/2027 (b)	157	151

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Diebold Nixdorf, Inc. 9.375% due 07/15/2025 (h)	1,360	697
DirecTV Financing LLC 5.875% due 08/15/2027	10,469	9,492
DISH DBS Corp.
5.250% due 12/01/2026	3,319	2,654
5.875% due 11/15/2024	7,169	6,400
7.750% due 07/01/2026	3,978	2,630
DISH Network Corp. 11.750% due 11/15/2027	8,726	8,473
Earthstone Energy Holdings LLC 8.000% due 04/15/2027	417	405
Eco Material Technologies, Inc. 7.875% due 01/31/2027	500	475
Energean PLC 6.500% due 04/30/2027	1,748	1,606
Energizer Holdings, Inc. 6.500% due 12/31/2027	1,224	1,190
EnLink Midstream Partners LP
4.150% due 06/01/2025	692	672
4.850% due 07/15/2026	713	687
EnQuest PLC 11.625% due 11/01/2027	162	150
Ensign Drilling, Inc. 9.250% due 04/15/2024	751	723
EQM Midstream Partners LP
4.000% due 08/01/2024	1,217	1,172
4.125% due 12/01/2026	1,259	1,145
6.000% due 07/01/2025	2,261	2,238
7.500% due 06/01/2027	1,793	1,802
FAGE International SA 5.625% due 08/15/2026	1,397	1,306
Fair Isaac Corp. 5.250% due 05/15/2026	422	422
FMG Resources Pty. Ltd.
4.500% due 09/15/2027	1,748	1,680
5.125% due 05/15/2024	1,453	1,439
Foundation Building Materials, Inc. 6.000% due 03/01/2029	300	238
Frontier Communications Holdings LLC 5.875% due 10/15/2027	7,908	7,196
Gannett Holdings LLC 6.000% due 11/01/2026	476	400
Garda World Security Corp.
4.625% due 02/15/2027	2,704	2,431
7.750% due 02/15/2028	612	604
9.500% due 11/01/2027	3,994	3,793
Gates Global LLC 6.250% due 01/15/2026	2,161	2,126
Gen Digital, Inc.
5.000% due 04/15/2025	1,275	1,253
6.750% due 09/30/2027	145	146
GFL Environmental, Inc.
3.750% due 08/01/2025	2,358	2,268
4.250% due 06/01/2025	483	472
5.125% due 12/15/2026	879	860
Global Medical Response, Inc. 6.500% due 10/01/2025	2,060	1,507
goeasy Ltd.
4.375% due 05/01/2026	2,484	2,176
5.375% due 12/01/2024	2,106	1,989
Golden Entertainment, Inc. 7.625% due 04/15/2026	619	625
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027	1,500	1,418
9.500% due 05/31/2025	251	258
GoTo Group, Inc. 5.500% due 09/01/2027	1,235	633
Gran Tierra Energy International Holdings Ltd. 6.250% due 02/15/2025	476	404
Gran Tierra Energy, Inc. 7.750% due 05/23/2027	678	532
Graphic Packaging International LLC 4.750% due 07/15/2027	602	575
Gray Television, Inc.
5.875% due 07/15/2026	1,500	1,299
7.000% due 05/15/2027	1,132	949
Griffon Corp. 5.750% due 03/01/2028	137	127
GrubHub Holdings, Inc. 5.500% due 07/01/2027	688	516
Gulfport Energy Corp. 8.000% due 05/17/2026	461	457

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

H-Food Holdings LLC 8.500% due 06/01/2026	1,349	836
Hadrian Merger Sub, Inc. 8.500% due 05/01/2026	495	407
Hanesbrands, Inc. 4.875% due 05/15/2026	1,960	1,859
Harbour Energy PLC 5.500% due 10/15/2026	955	837
Harsco Corp. 5.750% due 07/31/2027	728	572
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	952	905
Hertz Corp. 4.625% due 12/01/2026	1,300	1,179
Hess Midstream Operations LP 5.625% due 02/15/2026	3,082	3,054
Hillenbrand, Inc.
5.000% due 09/15/2026	1,215	1,188
5.750% due 06/15/2025	208	208
Hilton Domestic Operating Co., Inc. 5.375% due 05/01/2025	1,242	1,243
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027	3,404	3,213
Howmet Aerospace, Inc.
5.900% due 02/01/2027	3,842	3,913
6.875% due 05/01/2025	1,728	1,796
HTA Group Ltd. 7.000% due 12/18/2025	1,050	999
Hudbay Minerals, Inc. 4.500% due 04/01/2026	2,615	2,418
iHeartCommunications, Inc.
5.250% due 08/15/2027	2,428	1,987
6.375% due 05/01/2026	758	670
8.375% due 05/01/2027 (h)	2,200	1,602
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)	912	813
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	1,653	1,516
INEOS Quattro Finance 2 PLC 3.375% due 01/15/2026	2,306	2,093
Innophos Holdings, Inc. 9.375% due 02/15/2028	472	483
Installed Building Products, Inc. 5.750% due 02/01/2028	500	461
Intelsat Jackson Holdings SA 6.500% due 03/15/2030	1,576	1,449
International Game Technology PLC
4.125% due 04/15/2026	1,327	1,282
6.500% due 02/15/2025	670	678
IQVIA, Inc.
5.000% due 10/15/2026	2,469	2,416
5.000% due 05/15/2027	2,629	2,586
IRB Holding Corp. 7.000% due 06/15/2025	3,939	3,955
Jaguar Land Rover Automotive PLC
4.500% due 10/01/2027 (h)	1,280	1,051
5.875% due 01/15/2028	1,631	1,375
7.750% due 10/15/2025	1,803	1,770
JELD-WEN, Inc.
4.625% due 12/15/2025	1,095	1,017
4.875% due 12/15/2027	1,500	1,278
6.250% due 05/15/2025	259	259
Kaiser Aluminum Corp. 4.625% due 03/01/2028	1,310	1,168
Kronos Acquisition Holdings, Inc. 5.000% due 12/31/2026	311	285
LABL, Inc.
6.750% due 07/15/2026	2,340	2,259
10.500% due 07/15/2027	3,517	3,257
Laredo Petroleum, Inc. 9.500% due 01/15/2025	271	273
Las Vegas Sands Corp.
2.900% due 06/25/2025	3,726	3,543
3.200% due 08/08/2024	200	194
3.500% due 08/18/2026	6,466	6,041
LCPR Senior Secured Financing DAC 6.750% due 10/15/2027	2,269	2,145
Legacy LifePoint Health LLC
4.375% due 02/15/2027	10	8
6.750% due 04/15/2025	1,458	1,385
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	1,225	1,097
Level 3 Financing, Inc. 4.625% due 09/15/2027	5,167	3,111

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Life Time, Inc.
5.750% due 01/15/2026	684	665
8.000% due 04/15/2026	500	477
Ligado Networks LLC (15.500% PIK) 15.500% due 11/01/2023 (b)	6,983	1,690
Ligado Networks LLC (17.500% PIK) 17.500% due 05/01/2024 (b)	693	22
Lindblad Expeditions LLC 6.750% due 02/15/2027	1,308	1,268
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	300	269
4.750% due 10/15/2027	43	40
4.875% due 11/01/2024	3,296	3,235
5.625% due 03/15/2026	859	832
6.500% due 05/15/2027	4,690	4,745
LSF9 Atlantis Holdings LLC 7.750% due 02/15/2026	1,092	993
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	1,348	1,312
Manitowoc Co., Inc. 9.000% due 04/01/2026 (h)	3,080	3,088
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028	56	50
Mattel, Inc. 3.375% due 04/01/2026	4,391	4,138
Matthews International Corp. 5.250% due 12/01/2025	452	432
Mauser Packaging Solutions Holding Co.
7.875% due 08/15/2026	5,687	5,692
9.250% due 04/15/2027	5,134	4,749
Maxar Technologies, Inc. 7.750% due 06/15/2027	410	429
Mclaren Finance PLC 7.500% due 08/01/2026	2,512	2,094
MEG Energy Corp. 7.125% due 02/01/2027	1,086	1,109
Melco Resorts Finance Ltd. 5.250% due 04/26/2026	1,068	964
Mercer International, Inc. 5.500% due 01/15/2026	40	39
Merlin Entertainments Ltd. 5.750% due 06/15/2026	417	396
MGM Resorts International
4.625% due 09/01/2026	811	768
5.500% due 04/15/2027	989	961
5.750% due 06/15/2025	2,562	2,558
6.750% due 05/01/2025	2,624	2,647
Mileage Plus Holdings LLC 6.500% due 06/20/2027	621	620
Millennium Escrow Corp. 6.625% due 08/01/2026	1,020	664
Mineral Resources Ltd.
8.000% due 11/01/2027	892	918
8.125% due 05/01/2027	3,750	3,810
ModivCare, Inc. 5.875% due 11/15/2025	500	480
Mohegan Tribal Gaming Authority 8.000% due 02/01/2026	740	678
Moss Creek Resources Holdings, Inc. 7.500% due 01/15/2026	440	409
Motion Bondco DAC 6.625% due 11/15/2027	691	638
Murphy Oil USA, Inc. 5.625% due 05/01/2027	300	291
Nabors Industries Ltd. 7.250% due 01/15/2026	957	914
NCL Corp. Ltd.
3.625% due 12/15/2024	1,768	1,646
5.875% due 03/15/2026	7,661	6,528
5.875% due 02/15/2027	1,510	1,410
Neptune Energy Bondco PLC 6.625% due 05/15/2025	582	565
New Fortress Energy, Inc.
6.500% due 09/30/2026	10	9
6.750% due 09/15/2025	3,265	3,146
Newell Brands, Inc.
4.700% due 04/01/2026	4,013	3,867
6.375% due 09/15/2027	2,070	2,091
Nexstar Media, Inc. 5.625% due 07/15/2027	3,714	3,436
NextEra Energy Operating Partners LP
3.875% due 10/15/2026	35	33
4.250% due 07/15/2024	1,513	1,495

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Nissan Motor Co. Ltd. 3.522% due 09/17/2025	1,115	1,057
Northern Oil & Gas, Inc. 8.125% due 03/01/2028	500	496
Northriver Midstream Finance LP 5.625% due 02/15/2026	1,924	1,808
NOVA Chemicals Corp. 4.875% due 06/01/2024	414	409
Novelis Corp. 3.250% due 11/15/2026	1,296	1,186
NuStar Logistics LP
5.625% due 04/28/2027	2,107	1,998
5.750% due 10/01/2025	2,796	2,722
6.000% due 06/01/2026	1,234	1,211
Occidental Petroleum Corp.
5.550% due 03/15/2026	2,095	2,113
5.875% due 09/01/2025	2,451	2,472
8.500% due 07/15/2027	3,186	3,508
Olympus Water U.S. Holding Corp. 7.125% due 10/01/2027	2,232	2,098
Open Text Corp. 3.875% due 02/15/2028	2,460	2,199
Oriflame Investment Holding PLC 5.125% due 05/04/2026	912	556
Outfront Media Capital LLC
5.000% due 08/15/2027	160	144
6.250% due 06/15/2025	709	706
Owens-Brockway Glass Container, Inc.
5.375% due 01/15/2025	2,903	2,860
5.875% due 08/15/2023	606	606
6.375% due 08/15/2025	781	782
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	2,038	1,833
Pactiv LLC 7.950% due 12/15/2025	2,358	2,394
Paramount Global 6.375% due 03/30/2062 •	1,572	1,248
Parkland Corp. 5.875% due 07/15/2027	868	843
PDC Energy, Inc. 5.750% due 05/15/2026	1,973	1,923
Penske Automotive Group, Inc. 3.500% due 09/01/2025	383	361
Perenti Finance Pty. Ltd. 6.500% due 10/07/2025 (h)	1,438	1,397
Performance Food Group, Inc.
5.500% due 10/15/2027	1,588	1,554
6.875% due 05/01/2025	1,732	1,738
Permian Resources Operating LLC
5.375% due 01/15/2026	1,467	1,392
6.875% due 04/01/2027	281	275
7.750% due 02/15/2026	4,310	4,326
Perrigo Finance Unlimited Co. 4.375% due 03/15/2026	2,503	2,401
PetSmart, Inc. 4.750% due 02/15/2028	1,458	1,370
Photo Holdings Merger Sub, Inc. 8.500% due 10/01/2026 (h)	3,153	1,351
Post Holdings, Inc. 5.750% due 03/01/2027	1,438	1,405
PRA Health Sciences, Inc. 2.875% due 07/15/2026	987	911
Presidio Holdings, Inc. 4.875% due 02/01/2027	4,425	4,234
Prime Healthcare Services, Inc. 7.250% due 11/01/2025	4,594	4,069
Prime Security Services Borrower LLC
5.250% due 04/15/2024	1,843	1,825
5.750% due 04/15/2026	3,290	3,269
6.250% due 01/15/2028	2,436	2,280
PTC, Inc. 3.625% due 02/15/2025	1,259	1,215
QVC, Inc.
4.450% due 02/15/2025	692	410
4.750% due 02/15/2027	500	211
4.850% due 04/01/2024	416	333
Radiate Holdco LLC 4.500% due 09/15/2026	4,781	3,746
Rakuten Group, Inc. 10.250% due 11/30/2024	1,864	1,773
Range Resources Corp. 4.875% due 05/15/2025	2,143	2,103
Rayonier AM Products, Inc. 7.625% due 01/15/2026	224	211

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026	5,912	4,787
Ritchie Bros Holdings, Inc. 6.750% due 03/15/2028	1,283	1,323
Rite Aid Corp. 8.000% due 11/15/2026	1,497	717
Rockies Express Pipeline LLC 3.600% due 05/15/2025	439	411
Rolls-Royce PLC
3.625% due 10/14/2025	2,641	2,516
5.750% due 10/15/2027	1,423	1,419
Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	4,115	3,670
5.500% due 08/31/2026	2,025	1,897
7.500% due 10/15/2027	8,439	7,900
11.500% due 06/01/2025	1,818	1,940
RP Escrow Issuer LLC 5.250% due 12/15/2025	979	743
Sabre Global, Inc.
7.375% due 09/01/2025	2,700	2,415
9.250% due 04/15/2025	5,482	5,169
11.250% due 12/15/2027	1,287	1,200
Scientific Games International, Inc. 8.625% due 07/01/2025	1,006	1,031
SCIL LLC 5.375% due 11/01/2026	1,306	1,195
Scripps Escrow, Inc. 5.875% due 07/15/2027	3,400	2,507
Seagate HDD Cayman
4.750% due 06/01/2023	2,742	2,732
4.750% due 01/01/2025	677	664
4.875% due 03/01/2024	2,516	2,488
Sealed Air Corp.
5.500% due 09/15/2025	291	288
6.125% due 02/01/2028	2,717	2,750
Select Medical Corp. 6.250% due 08/15/2026	2,382	2,313
Sensata Technologies BV
5.000% due 10/01/2025	772	767
5.625% due 11/01/2024	955	953
Shift4 Payments LLC 4.625% due 11/01/2026	2,380	2,240
Sigma Holdco BV 7.875% due 05/15/2026	1,276	1,013
Sinclair Television Group, Inc. 5.125% due 02/15/2027 (h)	294	258
Sirius XM Radio, Inc.
3.125% due 09/01/2026	3,330	3,007
5.000% due 08/01/2027	4,525	4,241
Six Flags Entertainment Corp. 4.875% due 07/31/2024	3,982	3,926
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025	578	584
Skillz, Inc. 10.250% due 12/15/2026	387	270
SM Energy Co.
5.625% due 06/01/2025	1,014	984
6.625% due 01/15/2027	877	843
6.750% due 09/15/2026	1,313	1,289
Southwestern Energy Co. 5.700% due 01/23/2025	1,984	1,987
Specialty Building Products Holdings LLC 6.375% due 09/30/2026	500	460
Spectrum Brands, Inc. 5.750% due 07/15/2025 (h)	894	884
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	309	295
7.500% due 04/15/2025	7,073	7,080
9.375% due 11/30/2029	672	734
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025	1,739	1,752
SS&C Technologies, Inc. 5.500% due 09/30/2027	5,495	5,338
Standard Industries, Inc.
4.750% due 01/15/2028	500	468
5.000% due 02/15/2027	2,086	1,984
Staples, Inc.
7.500% due 04/15/2026	5,076	4,452
10.750% due 04/15/2027 (h)	480	349
Stena AB 7.000% due 02/01/2024	1,000	996
Strathcona Resources Ltd. 6.875% due 08/01/2026	981	781

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/2025	1,843	1,763
Summer BC Bidco B LLC 5.500% due 10/31/2026	3,434	2,923
Sunnova Energy Corp. 5.875% due 09/01/2026 (h)	695	590
Surgery Center Holdings, Inc. 10.000% due 04/15/2027	2,179	2,224
Tap Rock Resources LLC 7.000% due 10/01/2026	1,009	885
Team Health Holdings, Inc. 6.375% due 02/01/2025 (h)	3,696	2,229
TEGNA, Inc. 4.750% due 03/15/2026	477	453
Telesat Canada 5.625% due 12/06/2026 (h)	1,906	985
Tempo Acquisition LLC 5.750% due 06/01/2025	1,758	1,745
Tenet Healthcare Corp.
4.625% due 09/01/2024	2,920	2,872
4.875% due 01/01/2026	6,060	5,948
6.250% due 02/01/2027	3,066	3,018
Titan Acquisition Ltd. 7.750% due 04/15/2026	472	396
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	4,203	3,974
TransDigm U.K. Holdings PLC 6.875% due 05/15/2026	3,439	3,391
TransDigm, Inc.
5.500% due 11/15/2027	2,949	2,784
6.250% due 03/15/2026	8,862	8,879
6.375% due 06/15/2026	3,786	3,705
7.500% due 03/15/2027	882	881
8.000% due 12/15/2025	1,455	1,483
Transocean Titan Financing Ltd. 8.375% due 02/01/2028	1,934	1,992
Transocean, Inc. 8.750% due 02/15/2030	950	970
Travel & Leisure Co.
5.650% due 04/01/2024	2,099	2,094
6.600% due 10/01/2025	271	273
6.625% due 07/31/2026	3,640	3,658
Trident TPI Holdings, Inc.
6.625% due 11/01/2025	1,459	1,351
9.250% due 08/01/2024	1,223	1,213
Trinity Industries, Inc. 4.550% due 10/01/2024	341	330
Trinseo Materials Operating S.C.A. 5.375% due 09/01/2025	998	812
TripAdvisor, Inc. 7.000% due 07/15/2025	2,539	2,547
Triumph Group, Inc.
7.750% due 08/15/2025 (h)	2,462	2,262
9.000% due 03/15/2028	4,254	4,264
Trivium Packaging Finance BV
5.500% due 08/15/2026	1,600	1,535
8.500% due 08/15/2027	1,422	1,295
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026	4,402	3,924
U.S. Foods, Inc. 6.250% due 04/15/2025	3,143	3,175
U.S. Renal Care, Inc. 10.625% due 07/15/2027	932	246
Uber Technologies, Inc.
7.500% due 05/15/2025	5,040	5,110
7.500% due 09/15/2027	3,853	3,977
Under Armour, Inc. 3.250% due 06/15/2026	1,347	1,246
United Airlines, Inc. 4.375% due 04/15/2026	6,166	5,906
United Rentals North America, Inc.
3.875% due 11/15/2027	581	545
4.875% due 01/15/2028	1,500	1,436
Univision Communications, Inc.
5.125% due 02/15/2025	1,792	1,762
6.625% due 06/01/2027	4,775	4,532
UPC Holding BV 5.500% due 01/15/2028	964	864
USA Compression Partners LP 6.875% due 04/01/2026	5,659	5,506
Vail Resorts, Inc. 6.250% due 05/15/2025	2,296	2,303
Vericast Corp. 11.000% due 09/15/2026	1,669	1,763

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Veritas U.S., Inc. 7.500% due 09/01/2025	2,756	2,077
Viasat, Inc.
5.625% due 09/15/2025	4,554	4,322
5.625% due 04/15/2027	2,269	2,133
Videotron Ltd. 5.375% due 06/15/2024	956	951
Viking Cruises Ltd.
5.875% due 09/15/2027	1,500	1,293
6.250% due 05/15/2025	2,857	2,687
13.000% due 05/15/2025	2,299	2,430
VOC Escrow Ltd. 5.000% due 02/15/2028	1,136	1,010
Waste Pro USA, Inc. 5.500% due 02/15/2026	1,957	1,802
Weir Group PLC 2.200% due 05/13/2026	5,465	4,927
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)	1,533	1,364
WESCO Distribution, Inc. 7.125% due 06/15/2025	2,314	2,354
Western Digital Corp. 4.750% due 02/15/2026	3,550	3,411
Western Midstream Operating LP 3.950% due 06/01/2025	684	655
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)(h)	3,289	2,996
Williams Scotsman International, Inc. 6.125% due 06/15/2025	1,513	1,505
Wynn Las Vegas LLC
5.250% due 05/15/2027	2,045	1,935
5.500% due 03/01/2025	6,645	6,528
Wynn Macau Ltd. 5.500% due 10/01/2027	1,300	1,136
Xerox Holdings Corp. 5.000% due 08/15/2025	1,426	1,347
XPO Escrow Sub LLC 7.500% due 11/15/2027	687	715
Yum! Brands, Inc. 3.875% due 11/01/2023	693	685
Zayo Group Holdings, Inc. 4.000% due 03/01/2027	4,838	3,681
ZF North America Capital, Inc. 4.750% due 04/29/2025	3,765	3,704
Ziggo Bond Co. BV 6.000% due 01/15/2027	1,408	1,301

		881,061

UTILITIES 7.3%
AmeriGas Partners LP
5.500% due 05/20/2025	1,721	1,653
5.875% due 08/20/2026	3,636	3,483
Antero Midstream Partners LP
5.750% due 03/01/2027	4,255	4,163
7.875% due 05/15/2026	1,917	1,954
Archrock Partners LP 6.250% due 04/01/2028	475	456
Blue Racer Midstream LLC
6.625% due 07/15/2026	911	885
7.625% due 12/15/2025	1,374	1,361
C&W Senior Financing DAC 6.875% due 09/15/2027	3,461	3,099
Calpine Corp.
5.125% due 03/15/2028	2,944	2,699
5.250% due 06/01/2026	2,538	2,477
Clearway Energy Operating LLC 4.750% due 03/15/2028	568	543
Crestwood Midstream Partners LP
5.625% due 05/01/2027	1,593	1,537
5.750% due 04/01/2025	3,833	3,748
CrownRock LP 5.625% due 10/15/2025	6,007	5,895
Diamond Offshore Drilling, Inc. 9.000% due 12/21/2026 «(a)	79	77
DPL, Inc. 4.125% due 07/01/2025	301	288
Drax Finco PLC 6.625% due 11/01/2025	1,285	1,266
Electricite de France SA 5.625% due 01/22/2024 •(f)	1,895	1,830
Endeavor Energy Resources LP 5.750% due 01/30/2028	1,964	1,951

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Enviva Partners LP 6.500% due 01/15/2026	361	329
FirstEnergy Corp.
1.600% due 01/15/2026	312	285
2.050% due 03/01/2025	747	703
4.150% due 07/15/2027	3,032	2,891
Genesis Energy LP
6.250% due 05/15/2026	2,802	2,677
6.500% due 10/01/2025	1,115	1,081
8.000% due 01/15/2027	5,825	5,766
8.875% due 04/15/2030	200	203
Holly Energy Partners LP 6.375% due 04/15/2027	479	474
Iliad Holding SASU 6.500% due 10/15/2026	3,037	2,897
Lumen Technologies, Inc. 4.000% due 02/15/2027	1,242	821
NGL Energy Operating LLC 7.500% due 02/01/2026	4,420	4,269
NGL Energy Partners LP 6.125% due 03/01/2025	314	282
NRG Energy, Inc. 5.750% due 01/15/2028	1,500	1,473
PBF Holding Co. LLC
6.000% due 02/15/2028	386	371
7.250% due 06/15/2025	3,056	3,037
Qwest Corp. 7.250% due 09/15/2025	1,198	1,121
Sprint LLC
7.125% due 06/15/2024	2,506	2,550
7.625% due 03/01/2026	5,921	6,267
7.875% due 09/15/2023	3,961	3,994
Summit Midstream Holdings LLC 8.500% due 10/15/2026	412	396
Tallgrass Energy Partners LP
5.500% due 01/15/2028	941	862
6.000% due 03/01/2027	1,477	1,400
7.500% due 10/01/2025	2,138	2,139
Telecom Italia SpA 5.303% due 05/30/2024	2,103	2,063
Transocean Poseidon Ltd. 6.875% due 02/01/2027	2,113	2,073
Vistra Operations Co. LLC
5.500% due 09/01/2026	2,089	2,031
5.625% due 02/15/2027	5,172	5,026

		96,846

Total Corporate Bonds & Notes (Cost $1,248,372)		1,190,326

	SHARES
COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
iHeartMedia, Inc. 'B' «(c)	122,615	430
TRU (UK) ASIA Ltd. «(c)(j)	7,256	0

		0

FINANCIALS 0.2%
Intelsat Emergence SA «(c)(j)	90,699	2,222
Newco, Inc. «(c)	5,855	419

		2,641

INDUSTRIALS 0.0%
Bruin Blocker LLC «(c)(j)	182,994	0
Voyager Aviation Holdings LLC «(c)	530	0

		0

INFORMATION TECHNOLOGY 0.0%
Riverbed Technology, Inc. «(c)(j)	22,812	6

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(c)	214,645	0

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Total Common Stocks (Cost $11,679)		3,077

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(c)	19,758	123

Total Rights (Cost $0)		123

WARRANTS 0.0%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	1,029	0
Intelsat Emergence SA - Exp. 02/17/2027 «	28,334	57
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	8,526	60

Total Warrants (Cost $3,431)		117

PREFERRED SECURITIES 0.1%
INDUSTRIALS 0.1%
Voyager Aviation Holdings LLC «	3,178	736

Total Preferred Securities (Cost $1,041)		736

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.2%
REPURCHASE AGREEMENTS (k) 8.9%		117,941

SHORT-TERM NOTES 3.3%
Federal Home Loan Bank 4.850% due 05/09/2023 - 05/18/2023 •	$43,557	43,557

U.S. TREASURY BILLS 0.0%
4.784% due 04/06/2023 - 05/25/2023 (d)(e)	293	291

Total Short-Term Instruments (Cost $161,789)		161,789

Total Investments in Securities (Cost $1,429,351)		1,358,652

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
MUTUAL FUNDS 3.2%
PIMCO Government Money Market Fund 4.950% (g)(h)(i)	42,609,699	42,610

Total Short-Term Instruments (Cost $42,610)		42,610

Total Investments in Affiliates (Cost $42,610)		42,610

Total Investments 105.4% (Cost $1,471,961)		$1,401,262
Financial Derivative Instruments (l)(m) 0.1%(Cost or Premiums, net $(317))		965
Other Assets and Liabilities, net (5.5)%		(73,378)

Net Assets 100.0%		$1,328,849

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Securities with an aggregate market value of $41,458 were out on loan in exchange for $42,293 of cash collateral as of March 31, 2023.
(i)	Coupon represents a 7-Day Yield.
(j)	RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bruin Blocker LLC						04/20/2021	$0	$0	0.00%
Intelsat Emergence SA						10/02/2018 - 02/23/2022	6,884	2,222	0.17
Riverbed Technology, Inc.						04/24/2018 - 12/07/2021	1,634	6	0.00
TRU (UK) ASIA Ltd.						02/17/2023	0	0	0.00

							$8,518	$2,228	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.840%	04/03/2023	04/04/2023	$51,000	U.S. Treasury Notes 0.250% due 03/15/2024		$(51,993)	$51,000	$51,000
	4.890	03/31/2023	04/03/2023	51,100	U.S. Treasury Inflation Protected Securities 0.250% due 02/15/2050		(52,821)	51,100	51,121
	4.920	03/31/2023	04/03/2023	7,600	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2030		(7,789)	7,600	7,603
FICC	2.200	03/31/2023	04/03/2023	8,241	U.S. Treasury Notes 2.250% due 10/31/2024		(8,406)	8,241	8,241

Total Repurchase Agreements							$(121,009)	$117,941	$117,965

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(146) at a weighted average interest rate of (2.000%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
							Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures				06/2023	125	$13,688	$267	$28	$0

Total Futures Contracts							$267	$28	$0

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$1,980	$(25)	$75	$50	$10	$0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	26,200	(72)	432	360	159	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	34,000	(29)	606	577	188	0

Total Swap Agreements	$(126)	$1,113	$987	$357	$0

Cash of $9,003 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.071%	Maturity	06/20/2023	$24,700	$(191)	$771	$580	$0

Total Swap Agreements	$(191)	$771	$580	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,484	$0	$2,484
Corporate Bonds & Notes
Banking & Finance	0	212,419	0	212,419
Industrials	0	881,061	0	881,061
Utilities	0	96,769	77	96,846
Common Stocks
Consumer Discretionary	0	0	430	430
Financials	0	0	2,641	2,641
Information Technology	0	0	6	6
Rights
Financials	0	0	123	123
Warrants
Financials	0	0	117	117
Preferred Securities
Industrials	0	0	736	736
Short-Term Instruments
Repurchase Agreements	0	117,941	0	117,941
Short-Term Notes	0	43,557	0	43,557
U.S. Treasury Bills	0	291	0	291

$0	$1,354,522	$4,130	$1,358,652
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	42,610	0	0	42,610

Total Investments	$42,610	$1,354,522	$4,130	$1,401,262

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	385	0	385

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Over the counter	0	580	0	580

	$0	$965	$0	$965

Total Financial Derivative Instruments	$0	$965	$0	$965

Totals	$42,610	$1,355,487	$4,130	$1,402,227

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2024	$74,285	$72,844
0.125% due 10/15/2024	35,794	34,965
0.125% due 04/15/2025	76,126	73,766
0.125% due 10/15/2025	13,216	12,806
0.125% due 04/15/2026	113,064	108,527
0.125% due 07/15/2026	30,207	29,105
0.125% due 10/15/2026	34,745	33,372
0.125% due 04/15/2027	11,590	11,043
0.125% due 01/15/2032	9,453	8,641
0.250% due 01/15/2025	68,015	66,377
0.375% due 07/15/2025	74,169	72,561
0.375% due 01/15/2027	70,530	67,996
0.375% due 07/15/2027	31,265	30,212
0.500% due 04/15/2024	29,138	28,671
0.500% due 01/15/2028	70,371	67,942
0.625% due 01/15/2024	128	127
0.625% due 01/15/2026	116,902	114,317
0.750% due 07/15/2028	34,960	34,295
1.625% due 10/15/2027	37,080	37,818
2.375% due 01/15/2025	61,502	62,255

Total U.S. Treasury Obligations (Cost $1,031,207)		967,640

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		1,932

Total Short-Term Instruments (Cost $1,932)		1,932

Total Investments in Securities (Cost $1,033,139)		969,572

Total Investments 99.9% (Cost $1,033,139)		$969,572
Other Assets and Liabilities, net 0.1%		1,149

Net Assets 100.0%		$970,721

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$1,932	U.S. Treasury Notes 2.250% due 10/31/2024		$(1,971)	$1,932	$1,932

Total Repurchase Agreements							$(1,971)	$1,932	$1,932

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$967,640	$0	$967,640
Short-Term Instruments
Repurchase Agreements					0	1,932	0	1,932

Total Investments					$0	$969,572	$0	$969,572

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$24,507	$17,002
0.125% due 02/15/2052	28,194	19,611
0.250% due 02/15/2050	45,064	32,743
0.625% due 02/15/2043	89,767	75,883
0.750% due 02/15/2042	79,943	69,903
0.750% due 02/15/2045	91,990	78,457
0.875% due 02/15/2047	72,494	62,852
1.000% due 02/15/2046	73,197	65,552
1.000% due 02/15/2048	72,424	64,598
1.000% due 02/15/2049	46,191	41,146
1.375% due 02/15/2044	85,155	82,590
1.500% due 02/15/2053	3,037	3,081
2.125% due 02/15/2040	12,725	14,065
2.125% due 02/15/2041	65,317	72,187

Total U.S. Treasury Obligations (Cost $924,891)		699,670

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		1,485

Total Short-Term Instruments (Cost $1,485)		1,485

Total Investments in Securities (Cost $926,376)		701,155

Total Investments 99.9% (Cost $926,376)		$701,155
Other Assets and Liabilities, net 0.1%		847

Net Assets 100.0%		$702,002

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$1,485	U.S. Treasury Notes 2.250% due 10/31/2024		$(1,515)	$1,485	$1,485

Total Repurchase Agreements							$(1,515)	$1,485	$1,485

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$699,670	$0	$699,670
Short-Term Instruments
Repurchase Agreements					0	1,485	0	1,485

Total Investments					$0	$701,155	$0	$701,155

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury STRIPS (a)
0.000% due 08/15/2047	$116	$46
0.000% due 11/15/2047	139	55
0.000% due 02/15/2048	114,149	45,072
0.000% due 05/15/2048	114,254	44,821
0.000% due 08/15/2048	114,524	44,646
0.000% due 11/15/2048	124,918	48,517
0.000% due 02/15/2049	114,905	44,450
0.000% due 05/15/2049	113,892	43,810
0.000% due 08/15/2049	132,470	50,530
0.000% due 11/15/2049	127,477	48,379
0.000% due 02/15/2050	108,218	40,692
0.000% due 05/15/2050	113,845	42,429
0.000% due 08/15/2050	101,025	37,320
0.000% due 11/15/2050	101,126	37,049
0.000% due 02/15/2051	115,514	42,101
0.000% due 05/15/2051	101,307	36,611
0.000% due 08/15/2051	100,897	36,252
0.000% due 11/15/2051	108,047	38,592
0.000% due 02/15/2052	102,603	36,436
0.000% due 05/15/2052	112,966	39,926
0.000% due 08/15/2052	125,921	44,264
0.000% due 11/15/2052	125,308	44,525

Total U.S. Treasury Obligations (Cost $1,001,178)		846,523

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		2,350

Total Short-Term Instruments (Cost $2,350)		2,350

Total Investments in Securities (Cost $1,003,528)		848,873

Total Investments 100.0% (Cost $1,003,528)		$848,873
Other Assets and Liabilities, net (0.0)%		(110)

Net Assets 100.0%		$848,763

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$2,350	U.S. Treasury Notes 2.250% due 10/31/2024		$(2,397)	$2,350	$2,350

Total Repurchase Agreements							$(2,397)	$2,350	$2,350

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$846,523	$0	$846,523
Short-Term Instruments
Repurchase Agreements					0	2,350	0	2,350

Total Investments					$0	$848,873	$0	$848,873

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Air Canada 8.369% (LIBOR03M + 3.500%) due 08/11/2028 ~	$2,581	$2,580
American Airlines, Inc. 9.558% (LIBOR03M + 4.750%) due 04/20/2028 ~	3,700	3,763
Avolon TLB Borrower 1 (U.S.) LLC 7.011% (LIBOR01M + 2.250%) due 12/01/2027 ~	1,280	1,283
Bally's Corp. 7.959% (LIBOR01M + 3.250%) due 10/02/2028 ~	3,960	3,790
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	5,919	5,534
SkyMiles IP Ltd. 8.558% (LIBOR03M + 3.750%) due 10/20/2027 ~	4,655	4,832
United Airlines, Inc. 8.568% (LIBOR03M + 3.750%) due 04/21/2028 ~	1,969	1,959
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	2,109	1,856

Total Loan Participations and Assignments (Cost $26,184)		25,597

CORPORATE BONDS & NOTES 27.2%
BANKING & FINANCE 17.5%
AerCap Ireland Capital DAC 3.875% due 01/23/2028	2,100	1,939
Aircastle Ltd. 4.250% due 06/15/2026	3,800	3,608
American Assets Trust LP 3.375% due 02/01/2031	2,800	2,252
American Homes 4 Rent LP 4.250% due 02/15/2028	2,900	2,724
American Tower Corp. 3.650% due 03/15/2027	5,000	4,753
AmFam Holdings, Inc. 2.805% due 03/11/2031	700	534
Antares Holdings LP
2.750% due 01/15/2027	4,050	3,303
3.750% due 07/15/2027	3,700	3,132
3.950% due 07/15/2026	1,000	869
Arch Capital Group Ltd. 3.635% due 06/30/2050	6,900	5,166
Ares Capital Corp.
2.875% due 06/15/2027	6,000	5,153
2.875% due 06/15/2028	6,000	4,940
Ares Finance Co. LLC 3.250% due 06/15/2030	3,500	2,954
Aviation Capital Group LLC 3.500% due 11/01/2027	500	447
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	1,993	1,688
2.875% due 02/15/2025	3,900	3,662
Banco Santander SA 3.490% due 05/28/2030	3,400	2,973
Bank of America Corp.
2.687% due 04/22/2032 •	10,000	8,351
3.593% due 07/21/2028 •	9,000	8,465
4.948% due 07/22/2028 •	6,500	6,468
Barclays PLC
2.667% due 03/10/2032 •	800	631
4.972% due 05/16/2029 •	1,000	965
7.385% due 11/02/2028 •	7,000	7,426
7.437% due 11/02/2033 •	5,000	5,531
BGC Partners, Inc. 3.750% due 10/01/2024	3,300	3,167
Blackstone Holdings Finance Co. LLC 1.625% due 08/05/2028	3,000	2,496
Blue Owl Finance LLC 3.125% due 06/10/2031	4,300	3,212
BNP Paribas SA
1.904% due 09/30/2028 •	3,200	2,724
2.591% due 01/20/2028 •	7,500	6,743
4.400% due 08/14/2028	700	664
4.500% due 02/25/2030 •(e)(f)	200	149

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

4.625% due 02/25/2031 •(e)(f)	2,000	1,500
BPCE SA 5.975% due 01/18/2027 •	6,000	5,990
Brixmor Operating Partnership LP 4.125% due 05/15/2029	5,000	4,585
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,500	4,124
CI Financial Corp.
3.200% due 12/17/2030	4,000	3,086
4.100% due 06/15/2051	2,500	1,517
Citigroup, Inc.
2.976% due 11/05/2030 •	2,500	2,191
3.070% due 02/24/2028 •	2,000	1,861
3.887% due 01/10/2028 •	6,000	5,738
4.075% due 04/23/2029 •	3,000	2,863
Corebridge Financial, Inc. 3.850% due 04/05/2029	2,000	1,828
Credit Suisse AG
5.000% due 07/09/2027	3,500	3,378
6.500% due 08/08/2023 (f)	15,400	14,803
Credit Suisse AG AT1 Claim ^	8,900	511
Credit Suisse Group AG
6.373% due 07/15/2026 •	1,600	1,550
Crown Castle, Inc. 4.300% due 02/15/2029	2,000	1,930
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	1,300	1,249
Deutsche Bank AG
2.311% due 11/16/2027 •	4,500	3,818
2.552% due 01/07/2028 •	4,500	3,824
3.035% due 05/28/2032 •(g)	4,000	3,085
3.547% due 09/18/2031 •	2,600	2,134
3.729% due 01/14/2032 •(g)	2,200	1,643
3.742% due 01/07/2033 •	2,900	2,101
3.961% due 11/26/2025 •	5,300	5,018
5.882% due 07/08/2031 •	5,000	4,348
Discover Financial Services 4.500% due 01/30/2026	2,400	2,317
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	7,800	6,588
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025	127	127
Equinix, Inc. 3.400% due 02/15/2052	200	141
Equitable Holdings, Inc. 4.350% due 04/20/2028	1,000	961
F&G Global Funding 2.000% due 09/20/2028	800	679
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	300	293
5.625% due 08/16/2032	2,000	1,968
Farmers Insurance Exchange 4.747% due 11/01/2057 •	2,000	1,569
Fidelity National Financial, Inc. 2.450% due 03/15/2031	3,050	2,447
First American Financial Corp. 4.000% due 05/15/2030	4,000	3,621
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	3,300	3,063
2.700% due 08/10/2026	3,600	3,209
2.900% due 02/10/2029	2,000	1,658
6.950% due 03/06/2026	1,500	1,524
Freedom Mortgage Corp. 8.250% due 04/15/2025	1,564	1,447
FS KKR Capital Corp.
1.650% due 10/12/2024	1,000	920
2.625% due 01/15/2027	6,000	5,056
3.125% due 10/12/2028	1,200	983
GA Global Funding Trust
2.250% due 01/06/2027	7,500	6,550
3.850% due 04/11/2025	1,000	969
Global Atlantic Fin Co. 4.400% due 10/15/2029	6,000	5,322
GLP Capital LP
4.000% due 01/15/2030	5,100	4,529
5.300% due 01/15/2029	400	382
5.750% due 06/01/2028	3,000	2,930
Goldman Sachs Group, Inc.
3.102% due 02/24/2033 •	2,500	2,149
3.691% due 06/05/2028 •	2,600	2,465
4.482% due 08/23/2028 •	10,000	9,789
6.669% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,500	5,508
Golub Capital BDC, Inc.
2.050% due 02/15/2027	1,500	1,231
2.500% due 08/24/2026	3,000	2,576

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	5,000	4,621
Healthcare Realty Holdings LP 3.750% due 07/01/2027	4,600	4,326
HSBC Holdings PLC
2.251% due 11/22/2027 •	4,000	3,552
2.804% due 05/24/2032 •	4,000	3,269
2.848% due 06/04/2031 •	7,000	5,885
4.583% due 06/19/2029 •	5,300	5,034
4.755% due 06/09/2028 •	2,500	2,425
5.402% due 08/11/2033 •	2,500	2,473
Hyundai Capital Services, Inc. 0.750% due 09/15/2023	5,000	4,891
ING Groep NV
3.875% due 05/16/2027 •(e)(f)	600	438
4.250% due 05/16/2031 •(e)(f)	600	398
Intesa Sanpaolo SpA 4.950% due 06/01/2042 •	8,000	5,313
JPMorgan Chase & Co.
2.963% due 01/25/2033 •	5,500	4,707
3.782% due 02/01/2028 •	8,000	7,657
4.005% due 04/23/2029 •	6,000	5,739
4.323% due 04/26/2028 •	12,000	11,720
4.565% due 06/14/2030 •	12,000	11,691
KKR Financial Holdings LLC 5.400% due 05/23/2033	6,000	5,704
KKR Group Finance Co. LLC
3.250% due 12/15/2051	1,000	633
3.750% due 07/01/2029	1,250	1,171
LeasePlan Corp. NV 2.875% due 10/24/2024	3,300	3,137
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	4,000	3,217
4.300% due 02/01/2061	4,800	2,859
Life Storage LP 3.875% due 12/15/2027	2,100	1,989
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	11,300	10,343
4.976% due 08/11/2033 •	2,500	2,396
7.500% due 09/27/2025 •(e)(f)	5,000	4,652
Low Income Investment Fund 3.711% due 07/01/2029	2,500	2,210
LXP Industrial Trust 2.375% due 10/01/2031	3,500	2,699
Maple Grove Funding Trust 4.161% due 08/15/2051	5,500	3,968
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •	3,250	2,965
Mitsubishi UFJ Financial Group, Inc.
2.341% due 01/19/2028 •	3,500	3,146
3.195% due 07/18/2029	1,500	1,341
5.354% due 09/13/2028 •	2,500	2,510
MMcapS Funding Ltd. 5.424% (US0003M + 0.290%) due 12/26/2039 ~	566	526
Morgan Stanley
0.000% due 04/02/2032 þ(g)	9,000	5,597
2.511% due 10/20/2032 •	4,700	3,854
3.772% due 01/24/2029 •	500	474
4.431% due 01/23/2030 •	1,900	1,834
6.296% due 10/18/2028 •	22,500	23,679
NatWest Group PLC
4.519% due 06/25/2024 •	5,000	4,976
4.600% due 06/28/2031 •(e)(f)	200	141
New York Life Insurance Co. 4.450% due 05/15/2069	3,700	3,185
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026	4,500	3,898
Nomura Holdings, Inc.
1.653% due 07/14/2026	3,000	2,624
2.608% due 07/14/2031	6,000	4,717
2.710% due 01/22/2029	950	807
5.842% due 01/18/2028	1,500	1,514
Nordea Bank Abp
3.750% due 03/01/2029 •(e)(f)	5,000	3,895
6.125% due 09/23/2024 •(e)(f)	550	509
6.625% due 03/26/2026 •(e)(f)	5,600	5,276
Ohio National Financial Services, Inc. 6.800% due 01/24/2030	3,300	3,143
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028	3,350	3,108
Owl Rock Capital Corp. 2.875% due 06/11/2028	6,300	5,115
Pacific Life Insurance Co. 9.250% due 06/15/2039	5,000	6,736
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024	699	693

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Physicians Realty LP 4.300% due 03/15/2027	2,000	1,933
Preferred Term Securities Ltd. 5.166% (US0003M + 0.300%) due 03/22/2037 ~	1,862	1,638
Realty Income Corp. 3.100% due 12/15/2029	4,000	3,593
RGA Global Funding 2.700% due 01/18/2029	2,900	2,536
Santander Holdings USA, Inc. 2.490% due 01/06/2028 •	5,400	4,675
Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	3,000	2,614
3.823% due 11/03/2028 •	5,000	4,586
6.534% due 01/10/2029 •	5,000	5,088
6.833% due 11/21/2026 •	3,500	3,548
Societe Generale SA
6.446% due 01/10/2029 •	6,300	6,325
6.691% due 01/10/2034 •	2,500	2,560
Spirit Realty LP 4.450% due 09/15/2026	700	672
Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028	6,200	6,308
5.766% due 01/13/2033	3,000	3,136
Trust Fibra Uno
4.869% due 01/15/2030	4,900	4,160
6.950% due 01/30/2044	300	246
UBS Group AG
5.125% due 07/29/2026 •(e)(f)	800	672
7.000% due 02/19/2025 •(e)(f)	200	190
Wells Fargo & Co.
2.572% due 02/11/2031 •	9,500	8,057
2.879% due 10/30/2030 •	3,500	3,044
3.584% due 05/22/2028 •	11,250	10,607
4.897% due 07/25/2033 •	5,000	4,884
Willis North America, Inc. 2.950% due 09/15/2029	1,300	1,147

		582,334

INDUSTRIALS 7.9%
Air Canada 3.875% due 08/15/2026	1,000	909
Air Canada Pass-Through Trust 5.250% due 10/01/2030	1,946	1,899
Aker BP ASA 3.100% due 07/15/2031	200	169
American Airlines Pass-Through Trust
3.375% due 11/01/2028	8,480	7,388
3.700% due 04/01/2028	1,785	1,637
4.000% due 01/15/2027	2,335	2,116
American Airlines, Inc.
5.500% due 04/20/2026	3,900	3,843
5.750% due 04/20/2029	1,400	1,344
Arrow Electronics, Inc. 3.875% due 01/12/2028	2,500	2,374
Ashtead Capital, Inc. 4.250% due 11/01/2029	5,000	4,592
Bacardi Ltd.
4.450% due 05/15/2025	2,000	1,971
5.150% due 05/15/2038	1,200	1,167
BAT Capital Corp. 4.390% due 08/15/2037	3,200	2,614
Boeing Co. 5.150% due 05/01/2030	4,000	4,027
Bowdoin College 4.693% due 07/01/2112	3,400	2,955
Broadcom, Inc.
2.450% due 02/15/2031	4,000	3,277
3.187% due 11/15/2036	3,600	2,731
3.469% due 04/15/2034	500	411
4.110% due 09/15/2028	7,435	7,110
California Institute of Technology 4.283% due 09/01/2116	3,000	2,390
CDW LLC 2.670% due 12/01/2026	3,000	2,702
Centene Corp. 3.000% due 10/15/2030	1,500	1,264
Charter Communications Operating LLC 5.050% due 03/30/2029	2,000	1,931
Choice Hotels International, Inc. 3.700% due 12/01/2029	6,700	6,023
Claremont Mckenna College 3.775% due 01/01/2122	3,000	2,089
CommonSpirit Health 4.187% due 10/01/2049	7,300	5,976

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

CVS Health Corp.
1.875% due 02/28/2031	2,500	2,026
5.300% due 12/05/2043	2,000	1,971
DAE Funding LLC
2.625% due 03/20/2025	4,000	3,766
3.375% due 03/20/2028	5,000	4,515
Dell International LLC
5.300% due 10/01/2029	6,400	6,453
6.200% due 07/15/2030	1,000	1,043
Delta Air Lines, Inc.
4.375% due 04/19/2028	800	744
4.750% due 10/20/2028	1,800	1,739
7.375% due 01/15/2026	2,200	2,291
Diamondback Energy, Inc. 3.500% due 12/01/2029	200	183
Discovery Communications LLC 4.000% due 09/15/2055	300	199
Energy Transfer LP 5.550% due 02/15/2028	2,500	2,541
Expedia Group, Inc. 3.800% due 02/15/2028	2,500	2,370
Ferguson Finance PLC 3.250% due 06/02/2030	2,000	1,738
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	2,700	2,221
4.317% due 12/30/2039	2,700	2,058
Flex Ltd. 4.875% due 06/15/2029	2,000	1,938
General Electric Co. 4.250% due 05/01/2040	6,000	5,056
Georgetown University 5.215% due 10/01/2118	6,560	6,145
Global Payments, Inc.
3.200% due 08/15/2029	2,600	2,289
5.400% due 08/15/2032	1,500	1,472
HCA, Inc. 3.625% due 03/15/2032	3,000	2,647
Hyundai Capital America 5.875% due 04/07/2025	6,000	6,076
Imperial Brands Finance PLC
3.500% due 07/26/2026	5,000	4,690
3.875% due 07/26/2029	3,000	2,701
Infor, Inc. 1.750% due 07/15/2025	2,600	2,378
Kinder Morgan, Inc. 7.750% due 01/15/2032	3,000	3,491
Las Vegas Sands Corp. 3.500% due 08/18/2026	1,100	1,028
Massachusetts Institute of Technology 4.678% due 07/01/2114	1,360	1,258
Melco Resorts Finance Ltd. 5.750% due 07/21/2028	400	346
MGM China Holdings Ltd.
5.250% due 06/18/2025	400	379
5.875% due 05/15/2026	200	188
Micron Technology, Inc. 4.185% due 02/15/2027	4,000	3,873
Mileage Plus Holdings LLC 6.500% due 06/20/2027	4,335	4,325
MPLX LP 4.250% due 12/01/2027	4,200	4,070
National Fuel Gas Co. 2.950% due 03/01/2031	3,900	3,138
New York & Presbyterian Hospital 4.763% due 08/01/2116	3,000	2,664
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	2,500	2,360
NXP BV
3.150% due 05/01/2027	700	649
3.400% due 05/01/2030	1,000	900
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	4,300	4,001
Perrigo Finance Unlimited Co.
4.375% due 03/15/2026	200	192
4.400% due 06/15/2030	1,900	1,708
Petroleos Mexicanos
6.490% due 01/23/2027	311	282
6.700% due 02/16/2032	4,600	3,665
Prosus NV
3.257% due 01/19/2027	2,500	2,274
3.680% due 01/21/2030	2,700	2,297
4.193% due 01/19/2032	2,300	1,957
Quanta Services, Inc. 2.900% due 10/01/2030	4,850	4,187
Reynolds American, Inc. 5.850% due 08/15/2045	710	641

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Rockies Express Pipeline LLC 3.600% due 05/15/2025	3,000	2,809
Studio City Finance Ltd. 6.000% due 07/15/2025	200	184
Syngenta Finance NV 4.441% due 04/24/2023	5,400	5,394
Sysco Corp. 6.600% due 04/01/2050	700	800
T-Mobile USA, Inc. 2.700% due 03/15/2032	2,500	2,107
Targa Resources Corp. 6.125% due 03/15/2033	5,200	5,388
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	8,000	6,939
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033	500	570
Time Warner Cable LLC 7.300% due 07/01/2038	2,500	2,597
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	1,180	1,084
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	2,746	2,452
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	1,864	1,745
United Airlines Pass-Through Trust
3.100% due 01/07/2030	994	897
3.450% due 01/07/2030	2,981	2,591
4.550% due 08/25/2031	2,028	1,795
United Airlines, Inc.
4.375% due 04/15/2026	3,400	3,257
4.625% due 04/15/2029	2,500	2,265
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031	3,900	3,348
VMware, Inc.
1.400% due 08/15/2026	2,500	2,213
2.200% due 08/15/2031	2,500	1,981
4.700% due 05/15/2030	1,700	1,651
Warnermedia Holdings, Inc. 5.391% due 03/15/2062	1,100	890
Weir Group PLC 2.200% due 05/13/2026	2,000	1,803
Wesleyan University 4.781% due 07/01/2116	3,248	2,744
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	6,130	6,017
WRKCo, Inc. 3.900% due 06/01/2028	500	476
Wynn Macau Ltd.
5.500% due 01/15/2026	400	372
5.500% due 10/01/2027	200	175
5.625% due 08/26/2028	1,000	852

		261,428

UTILITIES 1.8%
Enel Finance International NV 7.750% due 10/14/2052	200	234
FirstEnergy Corp. 4.150% due 07/15/2027	6,100	5,817
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	6,300	5,501
Metropolitan Edison Co. 4.300% due 01/15/2029	600	576
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	900	870
NGPL PipeCo LLC 4.875% due 08/15/2027	3,200	3,105
ONEOK, Inc. 7.150% due 01/15/2051	100	107
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	1,946
3.300% due 12/01/2027	100	90
3.300% due 08/01/2040	4,200	2,986
3.500% due 08/01/2050	500	331
4.450% due 04/15/2042	2,000	1,573
4.500% due 07/01/2040	1,700	1,398
4.550% due 07/01/2030	7,200	6,751
5.900% due 06/15/2032	1,500	1,501
Pennsylvania Electric Co.
3.250% due 03/15/2028	1,100	1,022
3.600% due 06/01/2029	2,000	1,869
Puget Energy, Inc. 4.224% due 03/15/2032 (g)	3,000	2,750
SES SA 3.600% due 04/04/2023	1,700	1,700

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Texas Electric Market Stabilization Funding N LLC 5.057% due 08/01/2048	15,500	15,541
Toledo Edison Co. 2.650% due 05/01/2028	2,918	2,587

		58,255

Total Corporate Bonds & Notes (Cost $981,017)		902,017

MUNICIPAL BONDS & NOTES 2.0%
CALIFORNIA 0.8%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	3,700	2,904
3.850% due 06/01/2050	4,750	4,298
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026	4,800	4,404
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	6,000	4,082
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	7,506	7,016
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	2,100	1,915

		24,619

FLORIDA 0.2%
Palm Beach County, Florida Revenue Bonds, Series 2013 5.250% due 11/01/2043	7,520	7,520

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	1,087	1,194

ILLINOIS 0.2%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	6,314	6,938

MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	2,000	1,812

NEW JERSEY 0.1%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,400	4,051

NEW YORK 0.2%
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	600	621
Port Authority of New York & New Jersey Revenue Bonds, Series 2015 4.810% due 10/15/2065	1,000	997
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	7,500	5,359

		6,977

TEXAS 0.1%
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	4,200	3,461

VIRGINIA 0.1%
University of Virginia Revenue Bonds, Series 2017 4.179% due 09/01/2117	870	736
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,300	3,443

		4,179

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.000% due 06/01/2035	864	865
4.875% due 06/01/2049	5,000	4,527

		5,392

Total Municipal Bonds & Notes (Cost $79,888)		66,143

U.S. GOVERNMENT AGENCIES 37.5%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(d)	85	72
0.217% due 05/25/2042 ~	134	104
1.155% due 09/25/2042 ~(a)	21,704	3,096

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

1.575% due 04/25/2040 •(a)	38	3
2.355% due 05/25/2036 •(a)	781	74
3.000% due 03/25/2033 - 02/25/2043	3	3
3.195% due 04/01/2036 •	4	5
3.500% due 06/25/2042	523	493
4.000% due 10/01/2026 - 07/01/2044	834	804
4.030% due 11/01/2035 •	2	2
4.218% due 09/01/2034 •	21	20
4.500% due 09/01/2024 - 06/01/2051	954	931
4.788% due 12/01/2028 •	140	140
5.000% due 05/01/2026 - 11/01/2039	995	985
5.313% due 01/25/2036 •	95	87
5.500% due 12/01/2031 - 04/01/2039	571	570
6.000% due 05/25/2031 - 09/01/2037	514	525
6.500% due 01/01/2036 - 05/01/2038	47	48
7.000% due 04/01/2037 - 03/01/2038	47	48
7.500% due 10/01/2037	60	63
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(d)	383	341
0.000% due 06/15/2040 ~(a)	8,209	331
0.000% due 06/15/2042 •	50	27
0.000% due 11/15/2048 •(a)	20,236	698
0.266% due 12/15/2040 •(a)	1,204	52
0.346% due 05/15/2041 •	808	673
0.531% due 01/15/2041 •	3,776	3,420
3.000% due 01/01/2043 - 04/01/2043	4	4
3.500% due 12/15/2028 (a)	628	23
3.500% due 10/01/2033 - 04/01/2049	44,476	41,930
3.591% due 10/01/2036 •	0	1
3.852% due 12/01/2031 •	43	42
4.000% due 09/01/2033 - 06/01/2049	52,695	51,365
4.105% due 07/01/2036 •	2	2
4.500% due 02/01/2034 - 11/01/2044	3,539	3,538
5.000% due 03/01/2033 - 07/15/2041	321	323
5.250% due 04/15/2033	22	22
5.500% due 08/01/2025 - 10/01/2037	742	749
6.000% due 12/01/2034 - 08/01/2037	85	86
6.500% due 01/01/2037 - 07/01/2037	19	19
6.780% due 05/15/2033 •	28	28
7.086% due 10/15/2023 •	5	5
9.500% due 01/01/2025	4	4
10.000% due 04/01/2025	1	1
Ginnie Mae
3.500% due 12/20/2040 - 03/20/2047	9,122	8,623
4.000% due 09/20/2040 - 06/15/2047	13,615	13,214
4.500% due 08/20/2038 - 02/20/2047	1,453	1,439
4.750% due 01/20/2035	47	48
5.000% due 03/20/2034 - 04/20/2040	346	346
5.500% due 04/16/2034 - 11/20/2038	33	35
6.000% due 08/20/2038 - 02/20/2039	54	55
6.500% due 12/20/2038	25	25
Ginnie Mae, TBA 3.500% due 04/01/2053 - 05/01/2053	102,800	96,429
Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (d)	2,500	1,207
4.250% due 09/15/2065	10,000	9,408
Uniform Mortgage-Backed Security
3.000% due 03/01/2050 - 07/01/2052	105,771	95,218
3.500% due 06/01/2045 - 07/01/2052	117,001	109,771
4.000% due 05/01/2023 - 01/01/2053	147,725	142,951
4.500% due 06/01/2039 - 10/01/2052	130,736	128,547
5.000% due 09/01/2052	24,567	24,765
Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2053 - 05/01/2053	202,378	174,638
3.000% due 04/01/2053 - 05/01/2053	229,366	206,034
4.500% due 05/01/2053	60,000	58,807
5.000% due 04/01/2053	60,000	59,845

Total U.S. Government Agencies (Cost $1,265,663)		1,243,162

U.S. TREASURY OBLIGATIONS 16.7%
U.S. Treasury Bonds
3.375% due 08/15/2042	300,000	281,812
U.S. Treasury Notes
3.500% due 01/31/2028	170,000	169,137
4.625% due 03/15/2026	100,000	102,285

Total U.S. Treasury Obligations (Cost $547,284)		553,234

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
American Home Mortgage Investment Trust 5.205% due 12/25/2046 •	3,137	2,529
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	4,600	3,943
BAMLL Commercial Mortgage Securities Trust 5.884% due 03/15/2034 •	5,385	5,263

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Banc of America Funding Trust 4.453% due 08/27/2036 ~	8,406	7,925
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	1,000	956
BCAP LLC Trust 5.145% due 05/25/2047 ^•	1,640	1,482
Bear Stearns ALT-A Trust 5.485% due 04/25/2034 •	11	10
BFLD Trust 6.031% due 10/15/2034 ~	2,320	2,287
BWAY Mortgage Trust 5.934% due 09/15/2036 •	5,000	4,745
BX Commercial Mortgage Trust 5.414% due 10/15/2036 •	1,639	1,578
Chase Mortgage Finance Trust 6.000% due 05/25/2036	3,676	1,818
ChaseFlex Trust 6.500% due 02/25/2037	3,875	1,518
CIM Trust 5.500% due 08/25/2064 ~	14,116	14,320
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	7,800	7,304
3.778% due 09/10/2058	8,100	7,773
Citigroup Mortgage Loan Trust
5.165% due 09/25/2036 •	649	603
5.500% due 08/25/2034	1,313	1,281
5.645% due 08/25/2035 ^•	308	295
Commercial Mortgage Trust 5.985% due 12/15/2038 •	6,400	5,933
Countrywide Alternative Loan Trust
5.095% due 06/25/2037 ^•	524	426
5.205% due 05/25/2047 ~	153	127
5.401% due 12/20/2035 •	3,164	2,752
5.500% due 07/25/2035	1,086	793
5.500% due 08/25/2035	319	276
5.500% due 12/25/2035	716	514
5.500% due 02/25/2036	1,469	1,174
5.750% due 05/25/2036	362	145
6.000% due 04/25/2037	3,033	2,602
6.250% due 08/25/2036	329	197
Countrywide Home Loan Mortgage Pass-Through Trust
3.696% due 03/20/2036 ~	567	490
3.753% due 11/25/2037 ~	2,326	2,066
3.801% due 02/20/2036 ~	610	518
5.385% due 03/25/2035 •	73	63
Countrywide Home Loan Reperforming REMIC Trust 5.185% due 01/25/2036 •	1,258	1,115
Credit Suisse First Boston Mortgage Securities Corp.
3.990% due 11/25/2034 ~	21	20
5.495% due 11/25/2031 •	28	16
Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~	1,822	1,706
6.000% due 07/25/2037 ^	381	321
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 03/25/2037	753	423
6.421% due 10/25/2037 ~	2,977	1,874
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~	2,240	2,083
1.926% due 07/27/2061 ~	3,499	3,226
2.691% due 03/25/2060 ~	4,832	4,746
3.023% due 08/25/2060 ~	3,606	3,507
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.325% due 01/25/2047 •	3,969	3,292
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	141	131
5.665% due 02/25/2036 ~	1,312	1,218
EQUS Mortgage Trust 5.439% due 10/15/2038 ~	4,700	4,530
GCAT LLC 2.981% due 09/25/2025 þ	2,200	2,144
Great Hall Mortgages PLC 5.093% due 06/18/2039 •	885	874
GS Mortgage Securities Corp. 8.228% due 08/15/2039 ~	2,300	2,290
GSMPS Mortgage Loan Trust 5.195% due 01/25/2036 ~	2,019	1,640
GSR Mortgage Loan Trust
3.709% due 11/25/2035 ~	7	6
3.895% due 01/25/2036 ~	1,096	1,050
4.250% due 09/25/2034 ~	102	98
6.000% due 03/25/2036	4,161	1,687
6.500% due 05/25/2036	630	214
HarborView Mortgage Loan Trust
5.141% due 01/19/2038 •	3,102	2,690
5.171% due 12/19/2036 •	2,208	1,816
5.301% due 03/19/2035 •	845	807

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Impac Secured Assets Trust 5.245% due 11/25/2036 •	500	493
IndyMac INDX Mortgage Loan Trust 3.584% due 09/25/2036 ~	1,525	1,011
JP Morgan Alternative Loan Trust 4.709% due 12/25/2035 ^~	499	364
JP Morgan Chase Commercial Mortgage Securities Corp. 5.784% due 05/15/2034 •	5,000	4,905
JP Morgan Chase Commercial Mortgage Securities Trust 3.648% due 12/15/2049 ~	3,700	3,492
JP Morgan Mortgage Trust
3.757% due 07/25/2035 ~	14	13
4.063% due 02/25/2036 ^~	784	603
6.000% due 08/25/2037 ^	806	444
6.500% due 01/25/2036 ^	5,050	2,792
Key Commercial Mortgage Securities Trust 2.233% due 09/16/2052	10,000	8,295
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	1,292	1,195
1.875% due 10/25/2068 þ	3,562	3,206
1.892% due 10/25/2066 þ	1,639	1,525
1.991% due 09/25/2060 ~	589	577
2.250% due 07/25/2067 þ	2,170	1,983
Lehman XS Trust
4.138% due 11/25/2035 •	13	13
5.205% due 12/25/2036 •	2,499	2,336
5.225% due 11/25/2046 •	2,857	2,378
MASTR Adjustable Rate Mortgages Trust
4.041% due 03/25/2035 ~	28	27
4.105% due 04/25/2034 ~	164	127
7.441% due 12/25/2035 •	3,350	3,218
Merrill Lynch Mortgage Investors Trust
5.198% due 05/25/2029 ~	11	10
5.405% due 07/25/2029 •	154	143
MFA Trust
1.014% due 01/26/2065 ~	2,111	1,947
1.324% due 01/26/2065 ~	575	531
1.381% due 04/25/2065 ~	3,727	3,380
1.632% due 01/26/2065 ~	1,104	1,022
1.638% due 04/25/2065 ~	1,540	1,399
MHC Commercial Mortgage Trust 5.485% due 04/15/2038 •	5,875	5,689
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,880	2,737
2.750% due 08/25/2059 ~	790	750
Morgan Stanley Mortgage Loan Trust 5.008% due 06/25/2036 ~	2,448	2,313
Natixis Commercial Mortgage Securities Trust 5.634% due 08/15/2038 •	900	842
New York Mortgage Trust 1.670% due 08/25/2061 þ	3,415	3,140
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.095% due 06/25/2037 ~	5,885	5,067
Nomura Resecuritization Trust 6.500% due 10/26/2037	1,833	905
OBX Trust 6.120% due 11/25/2062 ~	6,360	6,372
One New York Plaza Trust 5.634% due 01/15/2036 •	6,100	5,854
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ	4,028	3,849
RBSGC Mortgage Loan Trust 5.225% due 12/25/2034 •	1,396	1,240
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	1,356	1,111
6.000% due 12/25/2036 ^	1,067	858
6.500% due 07/25/2037 ^	2,332	1,895
Residential Asset Securitization Trust
5.395% due 08/25/2033 •	21	18
5.500% due 08/25/2034	1,482	1,444
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	470	398
Sequoia Mortgage Trust
5.461% due 07/20/2033 ~	17	15
5.608% due 02/20/2035 •	395	343
Starwood Mortgage Residential Trust
1.439% due 11/25/2055 ~	657	586
1.593% due 11/25/2055 ~	849	757
Thornburg Mortgage Securities Trust
4.047% due 10/25/2046 •	988	905
6.357% due 06/25/2037 •	228	189
Verus Securitization Trust
1.824% due 11/25/2066 ~	3,132	2,677
3.035% due 03/25/2060 ~	100	96
3.889% due 03/25/2060 ~	300	285

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
3.162% due 01/25/2037 ^~	2,533	2,182
3.556% due 07/25/2037 ^~	2,149	1,917
4.638% due 10/25/2046 ~	1,036	910
Washington Mutual Mortgage Pass-Through Certificates Trust
4.108% due 05/25/2046 ^•	398	311
4.171% due 10/25/2036 ^þ	7,545	2,896
5.365% due 12/25/2035 •	7,240	6,090
Wells Fargo Commercial Mortgage Trust
2.448% due 06/15/2053	13,900	11,618
3.451% due 02/15/2048	3,500	3,351
Wells Fargo Mortgage-Backed Securities Trust
4.059% due 08/25/2036 ^~	289	262
4.492% due 12/28/2037 ~	1,455	1,252
Worldwide Plaza Trust 3.526% due 11/10/2036	8,900	7,694

Total Non-Agency Mortgage-Backed Securities (Cost $293,796)		263,477

ASSET-BACKED SECURITIES 17.2%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ	2,215	2,057
522 Funding CLO Ltd. 5.848% due 10/20/2031 •	4,400	4,327
AASET Trust
2.798% due 01/15/2047	2,568	2,209
3.844% due 01/16/2038	1,598	1,031
3.967% due 05/16/2042	1,052	849
ACE Securities Corp. Home Equity Loan Trust 5.345% due 10/25/2036 ~	4,680	1,790
ACREC Ltd. 5.859% due 10/16/2036 •	2,000	1,911
Aegis Asset-Backed Securities Trust 5.565% due 08/25/2035 •	174	167
ALESCO Preferred Funding Ltd.
5.348% due 12/23/2036 ~	1,052	892
5.768% due 09/23/2038 •	2,260	2,034
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.195% due 06/25/2033 •	3,707	3,322
Apex Credit CLO Ltd. 5.953% due 09/20/2029 •	2,170	2,150
Argent Securities Trust 5.225% due 03/25/2036 ~	3,424	3,057
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.305% due 01/25/2036 •	5,183	4,683
Asset-Backed Funding Certificates Trust
4.985% due 10/25/2036 •	1,281	1,162
5.005% due 01/25/2037 •	1,932	1,123
5.325% due 09/25/2036 •	3,913	3,710
Asset-Backed Securities Corp. Home Equity Loan Trust
5.550% due 11/25/2035 ~	2,382	2,324
5.655% due 06/25/2034 •	2,586	2,395
5.670% due 04/25/2034 •	741	688
7.909% due 08/15/2032 •	362	334
Atlas Senior Loan Fund Ltd. 5.942% due 01/16/2030 •	6,354	6,317
Bear Stearns Asset-Backed Securities Trust
5.305% due 11/25/2036 •	3,200	2,900
5.745% due 03/25/2034 •	2,083	2,025
5.820% due 12/25/2034 •	1,801	1,764
5.970% due 03/25/2035 •	427	421
BSPRT Issuer Ltd. 7.123% due 07/15/2039 ~	4,000	3,947
BXMT Ltd. 6.073% due 11/15/2037 •	7,500	7,311
Carlyle Global Market Strategies CLO Ltd. 5.819% due 08/14/2030 •	9,891	9,784
Carrington Mortgage Loan Trust
5.005% due 10/25/2036 •	2,583	1,997
5.105% due 02/25/2037 •	4,630	4,146
5.895% due 05/25/2035 ~	5,045	4,785
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043	630	569
Cathedral Lake Ltd. 1.929% due 10/20/2030	8,774	8,319
CIT Mortgage Loan Trust
6.195% due 10/25/2037 •	387	386
6.345% due 10/25/2037 •	5,000	4,795
Citigroup Mortgage Loan Trust
5.105% due 03/25/2037 •	236	200
5.165% due 09/25/2036 •	1,140	826
5.520% due 10/25/2035 ^•	524	508
5.745% due 01/25/2036 •	1,780	1,702
6.664% due 05/25/2036 þ	4,362	1,628
CLNC Ltd. 6.056% due 08/20/2035 •	1,462	1,437

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Countrywide Asset-Backed Certificates Trust
4.985% due 06/25/2035 •	3,034	2,734
4.985% due 05/25/2037 ~	3,148	2,880
5.045% due 06/25/2047 ^•	7,672	6,539
5.065% due 09/25/2037 ^•	1,840	1,891
5.075% due 04/25/2047 •	6,800	6,112
5.645% due 08/25/2047 •	420	416
5.895% due 09/25/2034 •	620	609
Daimler Trucks Retail Trust 5.390% due 01/15/2030	2,500	2,502
Diamond Issuer 2.305% due 11/20/2051	1,800	1,557
Dryden Senior Loan Fund 5.812% due 04/15/2029 •	7,489	7,446
ECMC Group Student Loan Trust 5.845% due 01/27/2070 ~	3,691	3,597
EMC Mortgage Loan Trust 5.945% due 08/25/2040 •	939	888
First Franklin Mortgage Loan Asset-Backed Certificates 5.670% due 05/25/2034 •	1,616	1,568
First Franklin Mortgage Loan Trust
4.955% due 12/25/2037 •	2,749	2,555
5.165% due 10/25/2036 ~	3,309	2,220
5.445% due 11/25/2035 •	241	229
6.030% due 12/25/2034 •	1,475	1,414
6.270% due 10/25/2034 ~	1,033	1,018
Fremont Home Loan Trust
5.715% due 11/25/2034 •	6,000	5,139
5.895% due 11/25/2034 •	435	405
Galaxy CLO Ltd. 5.762% due 10/15/2030 •	691	684
GSAA Home Equity Trust 5.285% due 03/25/2047 •	2,991	1,166
GSAMP Trust
5.595% due 01/25/2034 •	1,009	957
5.625% due 07/25/2045 •	2,531	2,458
6.720% due 08/25/2034 •	4,885	4,518
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	2,300	2,145
2.330% due 06/26/2028	4,700	4,190
Home Equity Asset Trust 5.325% due 08/25/2037 ~	743	728
Home Equity Mortgage Loan Asset-Backed Trust
5.035% due 07/25/2037 •	8,071	3,264
5.085% due 11/25/2036 •	6,129	4,887
Horizon Aircraft Finance Ltd. 3.721% due 07/15/2039	3,824	3,334
IXIS Real Estate Capital Trust 5.475% due 02/25/2036 •	186	200
JP Morgan Mortgage Acquisition Corp. 5.430% due 05/25/2035 •	2,450	2,390
JP Morgan Mortgage Acquisition Trust
4.331% due 07/25/2036 •	1,510	1,358
5.225% due 07/25/2036 •	1,100	1,045
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	2,849	2,350
KKR CLO Ltd. 5.742% due 07/15/2030 •	8,692	8,595
LCCM Trust
5.884% due 12/13/2038 •	2,900	2,811
6.134% due 11/15/2038 ~	3,000	2,900
LCM LP 5.808% due 07/20/2030 •	9,199	9,084
Lehman XS Trust
4.907% due 06/25/2036 þ	2,064	1,963
6.260% due 11/25/2035 þ	3,294	1,564
LL ABS Trust 1.070% due 05/15/2029	524	509
LoanCore Issuer Ltd. 5.984% due 11/15/2038 •	3,300	3,240
Long Beach Mortgage Loan Trust
5.895% due 06/25/2035 ~	4,495	4,351
5.995% due 09/25/2034 •	705	679
Lunar Aircraft Ltd. 3.376% due 02/15/2045	2,056	1,782
Madison Park Funding Ltd. 5.645% due 04/22/2027 •	1,120	1,114
Magnetite Ltd. 5.744% due 11/15/2028 •	3,102	3,074
Marathon CLO Ltd. 5.942% due 04/15/2029 •	2,107	2,103
Marble Point CLO Ltd. 5.832% due 10/15/2030 •	4,039	3,990
Merrill Lynch Mortgage Investors Trust 4.472% due 02/25/2037 ^þ	12,343	1,732

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

METAL LLC 4.581% due 10/15/2042	2,875	1,682
MF1 Ltd.
5.910% due 02/19/2037 •	7,300	7,109
6.474% due 11/15/2035 •	4,867	4,837
MKS CLO Ltd. 5.808% due 07/20/2030 •	3,661	3,612
Morgan Stanley ABS Capital, Inc. Trust
4.915% due 10/25/2036 •	73	32
4.975% due 01/25/2037 •	1,790	879
4.985% due 05/25/2037 •	117	103
4.995% due 10/25/2036 •	291	142
5.065% due 11/25/2036 •	2,952	1,456
5.345% due 07/25/2036 •	1,509	600
5.345% due 08/25/2036 ~	13,610	7,153
5.505% due 11/25/2035 ~	4,890	4,643
5.625% due 01/25/2035 •	118	114
5.760% due 07/25/2034 •	826	811
6.095% due 07/25/2037 •	6,420	5,331
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 ^þ	2,734	923
Mountain View CLO LLC 5.882% due 10/16/2029 •	3,083	3,063
Navient Private Education Loan Trust 6.134% due 07/16/2040 •	1,240	1,234
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	1,259	1,156
1.330% due 04/15/2069	3,547	3,123
New Century Home Equity Loan Trust 5.730% due 08/25/2034 ~	720	693
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.610% due 05/25/2035 ~	1,173	1,140
Octane Receivables Trust 1.210% due 09/20/2028	4,028	3,869
Option One Mortgage Loan Trust
5.025% due 04/25/2037 •	2,285	1,080
5.125% due 07/25/2036 •	2,081	1,194
Pagaya AI Debt Selection Trust 1.150% due 05/15/2029	748	735
Palmer Square Loan Funding Ltd.
5.475% due 02/20/2028 •	1,699	1,686
5.592% due 10/15/2029 •	4,684	4,625
PRET LLC
1.744% due 07/25/2051 þ	1,316	1,230
1.868% due 07/25/2051 þ	3,824	3,556
1.992% due 02/25/2061 þ	1,520	1,430
2.487% due 10/25/2051 ~	1,136	1,071
5.240% due 04/25/2052 þ	5,973	5,707
Raptor Aircraft Finance LLC 4.213% due 08/23/2044	2,067	1,677
Ready Capital Mortgage Financing LLC 7.358% due 10/25/2039 •	5,392	5,414
Renaissance Home Equity Loan Trust
5.225% due 11/25/2035 •	862	734
5.586% due 11/25/2036 þ	662	230
5.608% due 05/25/2036 þ	13,844	6,401
5.812% due 11/25/2036 þ	12,195	4,396
5.893% due 06/25/2037 ^þ	2,722	858
6.115% due 08/25/2036 þ	8,664	3,560
6.120% due 11/25/2036 þ	1,166	442
Residential Asset Mortgage Products Trust
4.956% due 03/25/2032 •	904	799
5.355% due 03/25/2036 •	1,460	1,402
Residential Asset Securities Corp. Trust 5.065% due 02/25/2037 •	4,476	4,240
Santander Revolving Auto Lease Trust 2.510% due 01/26/2032	3,500	3,345
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	2,189	1,785
Saranac CLO Ltd. 6.294% due 08/13/2031 •	8,500	8,412
Saxon Asset Securities Trust
2.024% due 05/25/2035 •	595	451
2.198% due 03/25/2035 ^~	384	372
6.570% due 12/26/2034 •	1,773	1,281
6.595% due 12/25/2037 •	595	545
Securitized Asset-Backed Receivables LLC Trust
5.425% due 12/25/2035 •	1,758	1,690
5.625% due 02/25/2034 •	2,393	2,304
Shackleton CLO Ltd. 5.728% due 10/20/2027 •	539	538
Signal Peak CLO Ltd. 5.928% due 04/25/2031 •	3,750	3,716
SLM Private Credit Student Loan Trust
5.136% due 12/15/2039 •	2,478	2,296
5.176% due 12/15/2038 •	411	391

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

SLM Private Education Loan Trust 9.434% due 10/15/2041 •	3,432	3,733
SLM Student Loan Trust
5.568% due 04/25/2023 •	2,281	2,171
5.718% due 07/25/2023 •	3,355	3,303
6.318% due 04/25/2023 •	731	728
6.318% due 04/25/2023 ~	1,485	1,478
6.518% due 07/25/2023 •	1,451	1,444
SMB Private Education Loan Trust 5.695% due 09/15/2054 •	2,834	2,762
Sound Point CLO Ltd.
5.715% due 01/23/2029 •	5,634	5,592
5.798% due 07/25/2030 ~	11,368	11,216
5.858% due 10/20/2028 •	8,204	8,182
6.018% due 07/20/2032 •	13,000	12,757
Soundview Home Loan Trust 5.095% due 07/25/2037 •	3,968	3,124
Specialty Underwriting & Residential Finance Trust 5.145% due 09/25/2037 ~	6,448	4,486
Starwood Commercial Mortgage Trust 5.909% due 04/18/2038 •	10,100	9,770
Stonepeak ABS 2.301% due 02/28/2033	777	719
Structured Asset Investment Loan Trust
5.018% due 07/25/2036 •	4,882	2,904
5.475% due 11/25/2035 •	2,448	2,335
5.550% due 03/25/2034 •	2,377	2,234
6.345% due 11/25/2034 •	3,833	3,775
Structured Asset Securities Corp. Mortgage Loan Trust
5.715% due 07/25/2035 •	3,693	3,649
5.880% due 07/25/2035 •	2,915	2,786
Theorem Funding Trust
1.210% due 12/15/2027	563	556
1.850% due 02/15/2028	732	715
THL Credit Wind River CLO Ltd. 5.872% due 04/15/2031 •	9,000	8,820
TPG Real Estate Finance Issuer Ltd.
5.909% due 03/15/2038 •	8,300	8,151
6.208% due 02/15/2039 ~	5,000	4,919
Venture CLO Ltd.
5.672% due 04/15/2027 •	5,199	5,177
5.708% due 10/20/2028 •	4,388	4,332
5.798% due 07/20/2030 •	4,967	4,905
5.828% due 04/20/2029 •	6,052	6,027
5.852% due 07/15/2031 •	4,700	4,643
5.854% due 09/07/2030 •	10,553	10,386
5.858% due 07/20/2030 •	3,782	3,740
5.983% due 08/28/2029 •	9,709	9,585
Vertical Bridge Holdings LLC
2.636% due 09/15/2050	8,000	7,403
3.706% due 02/15/2057	2,400	1,985
Vibrant CLO Ltd. 5.848% due 09/15/2030 •	8,337	8,210
Voya CLO Ltd. 5.792% due 10/15/2030 •	2,914	2,879
WaMu Asset-Backed Certificates WaMu Trust 5.070% due 05/25/2037 •	2,097	1,901
WAVE LLC 3.597% due 09/15/2044	3,931	3,337
Wellfleet CLO Ltd.
5.698% due 04/20/2029 •	923	914
5.698% due 07/20/2029 •	597	590
Wells Fargo Home Equity Asset-Backed Securities Trust
5.595% due 12/25/2035 •	3,100	3,026
7.395% due 04/25/2035 •	131	128
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 5.445% due 04/25/2034 •	73	69

Total Asset-Backed Securities (Cost $604,818)		569,710

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.750% due 10/12/2110	4,000	3,590

Total Sovereign Issues (Cost $4,211)		3,590

	SHARES
PREFERRED SECURITIES 2.3%
FINANCIALS 2.2%
American AgCredit Corp. 5.250% due 06/15/2026 •(e)	4,000,000	3,591

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

American Express Co. 3.550% due 09/15/2026 •(e)	5,000,000	4,222
Bank of America Corp. 5.875% due 03/15/2028 •(e)	5,300,000	4,777
Capital Farm Credit ACA 5.000% due 03/15/2026 •(e)	3,300,000	3,047
Charles Schwab Corp.
4.000% due 12/01/2030 •(e)	11,000,000	8,676
5.000% due 12/01/2027 •(e)	5,500,000	4,307
Citigroup, Inc. 5.000% due 09/12/2024 •(e)	1,500,000	1,401
CoBank ACB 4.250% due 01/01/2027 •(e)	1,700,000	1,409
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(e)	4,250,000	3,666
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(e)	11,600,000	9,486
3.800% due 05/10/2026 •(e)	1,400,000	1,167
Northern Trust Corp. 4.600% due 10/01/2026 •(e)	8,700,000	8,076
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(e)	5,000,000	3,928
SVB Financial Group 4.100% due 02/15/2031 ^(c)(e)	2,800,000	178
Wells Fargo & Co. 5.900% due 06/15/2024 •(e)	15,000,000	14,161

		72,092

INDUSTRIALS 0.1%
Energy Transfer LP 6.750% due 05/15/2025 •(e)	3,000,000	2,652
General Electric Co. 8.196% (US0003M + 3.330%) due 06/15/2023 ~(e)	2,757,000	2,757

		5,409

Total Preferred Securities (Cost $92,090)		77,501

SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS (h) 2.0%		66,990

Total Short-Term Instruments (Cost $66,990)		66,990

Total Investments in Securities (Cost $3,961,941)		3,771,421

Total Investments 113.7% (Cost $3,961,941)		$3,771,421
Financial Derivative Instruments (i)(j) (0.0)%(Cost or Premiums, net $324)		(525)
Other Assets and Liabilities, net (13.7)%		(454,420)

Net Assets 100.0%		$3,316,476

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	06/11/2021 - 08/31/2021	$4,063	$3,085	0.09%
Deutsche Bank AG	3.729	01/14/2032	01/11/2021 - 01/25/2021	2,201	1,643	0.05
Morgan Stanley	0.000	04/02/2032	02/11/2020	7,856	5,597	0.17
Puget Energy, Inc.	4.224	03/15/2032	03/14/2022	3,000	2,750	0.08

$17,120	$13,075	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$2,390	U.S. Treasury Notes 2.250% due 10/31/2024	$(2,438)	$2,390	$2,390
JPS	4.960	03/31/2023	04/03/2023	100	U.S. Treasury Notes 1.250% due 11/30/2026	(102)	100	100
NOM	4.790	03/31/2023	04/03/2023	21,800	U.S. Treasury Notes 2.750% due 07/31/2027	(22,339)	21,800	21,809
4.790	04/03/2023	04/04/2023	42,700	U.S. Treasury Notes 3.250% due 06/30/2027	(43,623)	42,700	42,700

Total Repurchase Agreements	$(68,502)	$66,990	$66,999

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

MSC	4.800%	03/31/2023	04/03/2023	$(810)	$(810)

Total Sale-Buyback Transactions	$(810)

Securities with an aggregate market value of $808 have been pledged as collateral under the terms of the above master agreements as of March 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(27,199) at a weighted average interest rate of 2.211%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury Ultra 10-Year Note June Futures				06/2023	1,090		$(132,043)	$(1,888)		$0	$(596)

Total Futures Contracts								$(1,888)		$0	$(596)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.875%		$3,400	$695	$(268)	$427	$5	$0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.851		1,400	30	(22)	8	4	0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.555		1,500	0	9	9	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.406		1,100	3	(1)	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.423		1,800	12	(4)	8	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.720		1,500	(11)	24	13	2	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.784		5,300	(22)	63	41	6	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.054	EUR	200	(1)	1	0	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.157		8,200	(50)	(13)	(63)	20	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.299		800	(10)	(3)	(13)	1	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.012		$2,000	(16)	16	0	3	0
Devon Energy Corp.	1.000	Quarterly	06/20/2027	1.106		1,000	(26)	22	(4)	2	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.609		1,100	(14)	25	11	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	2.892		300	16	8	24	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.669		700	8	0	8	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.562		5,600	1,108	(447)	661	2	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.857		3,600	(86)	103	17	6	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.475	EUR	6,000	(982)	919	(63)	5	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.695		1,400	(143)	117	(26)	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.845		2,100	(215)	159	(56)	4	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	1.006		300	0	0	0	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.990		900	1	0	1	3	0
Valeo SA	1.000	Quarterly	06/20/2026	1.710		1,800	(25)	(16)	(41)	11	0
Valeo SA	1.000	Quarterly	06/20/2028	2.771		2,500	(106)	(109)	(215)	19	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.758		$900	20	(13)	7	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.817		5,600	132	(95)	37	3	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	0.862		1,300	(10)	17	7	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.928		200	(3)	4	1	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.684		2,600	19	10	29	0	0

							$324	$506	$830	$100	$0

Total Swap Agreements							$324	$506	$830	$100	$0

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Cash of $18,905 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2023		$143	CAD	194	$0	$0
	05/2023	CAD	194		$144	0	0
BPS	04/2023		1,055		776	0	(5)
MBC	04/2023	EUR	1,098		1,175	0	(16)
	04/2023	GBP	454		548	0	(12)
RBC	04/2023		$123	CAD	167	1	0
	05/2023	CAD	167		$123	0	0
	05/2023	EUR	1,098		1,196	3	0
UAG	04/2023		$510	CAD	694	3	0
	05/2023	CAD	694		$510	0	(3)

Total Forward Foreign Currency Contracts						$7	$(36)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments			$0		$20,063	$5,534	$25,597
Corporate Bonds & Notes
Banking & Finance			0		582,334	0	582,334
Industrials			0		261,428	0	261,428
Utilities			0		58,255	0	58,255
Municipal Bonds & Notes
California			0		24,619	0	24,619
Florida			0		7,520	0	7,520
Georgia			0		1,194	0	1,194
Illinois			0		6,938	0	6,938
Michigan			0		1,812	0	1,812
New Jersey			0		4,051	0	4,051
New York			0		6,977	0	6,977
Texas			0		3,461	0	3,461
Virginia			0		4,179	0	4,179
West Virginia			0		5,392	0	5,392
U.S. Government Agencies			0		1,243,162	0	1,243,162
U.S. Treasury Obligations			0		553,234	0	553,234
Non-Agency Mortgage-Backed Securities			0		263,477	0	263,477
Asset-Backed Securities			0		569,710	0	569,710
Sovereign Issues			0		3,590	0	3,590
Preferred Securities
Financials			0		72,092	0	72,092
Industrials			0		5,409	0	5,409
Short-Term Instruments
Repurchase Agreements			0		66,990	0	66,990

Total Investments			$0		$3,765,887	$5,534	$3,771,421

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0		100	0	100
Over the counter			0		7	0	7

			$0		$107	$0	$107
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0		(596)	0	(596)
Over the counter			0		(36)	0	(36)

			$0		$(632)	$0	$(632)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Total Financial Derivative Instruments	$0	$(525)	$0	$(525)

Totals	$0	$3,765,362	$5,534	$3,770,896

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2024	$6,915	$6,780
0.125% due 10/15/2024	6,331	6,184
0.125% due 04/15/2025	6,380	6,182
0.125% due 10/15/2025	5,892	5,709
0.125% due 04/15/2026	1,579	1,516
0.125% due 07/15/2026	1,168	1,126
0.125% due 10/15/2026	6,750	6,483
0.125% due 04/15/2027	808	769
0.125% due 01/15/2030	5,091	4,747
0.125% due 07/15/2030	6,876	6,402
0.125% due 01/15/2031	1,182	1,093
0.125% due 07/15/2031	7,197	6,633
0.125% due 01/15/2032	7,475	6,833
0.250% due 01/15/2025	7,451	7,272
0.250% due 07/15/2029	1,309	1,241
0.375% due 07/15/2025	7,591	7,426
0.375% due 01/15/2027	1,482	1,428
0.375% due 07/15/2027	1,187	1,147
0.500% due 04/15/2024	6,339	6,237
0.500% due 01/15/2028	1,206	1,164
0.625% due 01/15/2024	517	512
0.625% due 01/15/2026	2,330	2,278
0.625% due 07/15/2032	4,629	4,425
0.750% due 07/15/2028	879	862
0.750% due 02/15/2042	4,190	3,664
0.750% due 02/15/2045	6,050	5,160
0.875% due 01/15/2029	736	723
0.875% due 02/15/2047	5,401	4,683
1.000% due 02/15/2046	5,564	4,983
1.000% due 02/15/2048	1,111	991
1.000% due 02/15/2049	101	90
1.375% due 02/15/2044	5,726	5,554
1.500% due 02/15/2053	3,902	3,959
1.625% due 10/15/2027	2,151	2,193
2.000% due 01/15/2026	3,522	3,574
2.125% due 02/15/2040	172	190
2.125% due 02/15/2041	224	248
2.375% due 01/15/2025	6,797	6,881
2.375% due 01/15/2027	562	583
2.500% due 01/15/2029	3,936	4,216
3.375% due 04/15/2032	2,910	3,444
3.625% due 04/15/2028	154	171
3.875% due 04/15/2029	610	703

Total U.S. Treasury Obligations (Cost $152,216)		146,459

Total Investments in Securities (Cost $152,216)		146,459

Total Investments 99.8% (Cost $152,216)		$146,459
Other Assets and Liabilities, net 0.2%		288

Net Assets 100.0%		$146,747

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$146,459	$0	$146,459

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Qatar National Bank QPSC 5.435% (LIBOR03M + 0.800%) due 11/06/2023 «~	$6,400	$6,392

Total Loan Participations and Assignments (Cost $6,373)		6,392

CORPORATE BONDS & NOTES 51.8%
BANKING & FINANCE 29.9%
AerCap Ireland Capital DAC
1.650% due 10/29/2024	5,000	4,681
5.529% (SOFRRATE + 0.680%) due 09/29/2023 ~	1,225	1,214
Aircastle Ltd. 5.000% due 04/01/2023	200	200
American Tower Corp.
0.600% due 01/15/2024	110	106
1.300% due 09/15/2025	1,100	1,008
Athene Global Funding 5.459% (SOFRINDX + 0.700%) due 05/24/2024 ~	2,000	1,969
Avolon Holdings Funding Ltd. 5.125% due 10/01/2023	400	396
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023	10,200	9,970
Banco Santander SA 3.892% due 05/24/2024	5,000	4,892
Bank of America Corp.
1.486% due 05/19/2024 •	3,000	2,984
3.384% due 04/02/2026 •	4,000	3,838
4.827% due 07/22/2026 •	5,000	4,946
Barclays PLC
2.852% due 05/07/2026 •	800	748
5.304% due 08/09/2026 •	7,700	7,548
6.252% (US0003M + 1.380%) due 05/16/2024 ~	6,600	6,578
BGC Partners, Inc. 5.375% due 07/24/2023	6,543	6,524
BNP Paribas SA
3.375% due 01/09/2025	4,000	3,840
3.800% due 01/10/2024	14,574	14,322
4.705% due 01/10/2025 •	748	740
BOC Aviation Ltd. 6.259% (US0003M + 1.125%) due 09/26/2023 ~	2,700	2,700
BPCE SA
1.652% due 10/06/2026 •	2,000	1,799
2.375% due 01/14/2025	582	547
Cantor Fitzgerald LP 4.875% due 05/01/2024	6,874	6,791
Citigroup, Inc.
1.678% due 05/15/2024 •	3,000	2,988
6.360% (SOFRRATE + 1.528%) due 03/17/2026 ~(d)	3,400	3,416
CNO Global Funding 1.650% due 01/06/2025	4,000	3,746
Corebridge Financial, Inc.
3.500% due 04/04/2025	7,700	7,403
3.650% due 04/05/2027	2,300	2,158
Credit Agricole SA 1.247% due 01/26/2027 •	300	268
Credit Suisse Group AG
2.193% due 06/05/2026 •	1,500	1,339
4.207% due 06/12/2024 •	3,000	2,914
6.373% due 07/15/2026 •	1,900	1,841
6.394% (US0003M + 1.240%) due 06/12/2024 ~	4,428	4,318
Danske Bank AS
3.875% due 09/12/2023	500	496
5.375% due 01/12/2024	3,000	2,973
6.214% (US0003M + 1.060%) due 09/12/2023 ~	8,459	8,458
Deutsche Bank AG
0.962% due 11/08/2023	4,700	4,489
2.222% due 09/18/2024 •	9,000	8,753
DNB Bank ASA 2.968% due 03/28/2025 •	4,000	3,905
Federation des Caisses Desjardins du Quebec 2.050% due 02/10/2025	7,819	7,362

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

First Abu Dhabi Bank PJSC 5.693% (US0003M + 0.850%) due 08/08/2023 ~	4,000	4,006
Five Corners Funding Trust 4.419% due 11/15/2023	400	398
Ford Motor Credit Co. LLC 3.370% due 11/17/2023	200	196
FS KKR Capital Corp. 1.650% due 10/12/2024	5,000	4,602
GA Global Funding Trust
0.800% due 09/13/2024	2,153	2,007
1.000% due 04/08/2024	1,750	1,669
1.250% due 12/08/2023	3,500	3,395
1.625% due 01/15/2026	900	818
5.307% (SOFRRATE + 0.500%) due 09/13/2024 ~	1,110	1,080
5.913% (SOFRRATE + 1.360%) due 04/11/2025 ~	3,000	2,920
General Motors Financial Co., Inc.
3.950% due 04/13/2024	3,100	3,055
4.250% due 05/15/2023	1,000	998
5.100% due 01/17/2024	11,500	11,468
5.938% (SOFRRATE + 1.200%) due 11/17/2023 ~	5,600	5,573
HSBC Holdings PLC
6.384% (US0003M + 1.230%) due 03/11/2025 ~	10,107	10,112
6.534% (US0003M + 1.380%) due 09/12/2026 ~	4,850	4,811
Hyundai Capital Services, Inc. 0.750% due 09/15/2023	2,100	2,054
ING Groep NV
3.869% due 03/28/2026 •	1,500	1,452
5.859% (SOFRRATE + 1.010%) due 04/01/2027 ~	5,594	5,442
Jackson Financial, Inc. 1.125% due 11/22/2023	3,125	3,032
JPMorgan Chase & Co.
0.969% due 06/23/2025 •	1,000	948
2.595% due 02/24/2026 •	1,000	948
KKR Financial Holdings LLC 5.400% due 05/23/2033	5,500	5,229
LeasePlan Corp. NV 2.875% due 10/24/2024	9,625	9,150
Lloyds Banking Group PLC
3.511% due 03/18/2026 •	2,500	2,381
4.716% due 08/11/2026 •	3,000	2,923
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/2024 •	14,000	13,686
5.681% (SOFRRATE + 0.940%) due 02/20/2026 ~	4,000	3,940
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •	2,000	1,975
5.588% (US0003M + 0.630%) due 05/25/2024 ~	10,800	10,751
5.800% (US0003M + 0.990%) due 07/10/2024 ~	1,500	1,497
Morgan Stanley
1.593% due 05/04/2027 •	500	448
3.737% due 04/24/2024 •	5,821	5,811
4.679% due 07/17/2026 •	5,000	4,939
Nationwide Building Society 4.363% due 08/01/2024 •	1,163	1,153
NatWest Group PLC 4.519% due 06/25/2024 •	2,600	2,588
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024	1,200	1,141
3.875% due 09/21/2023	4,000	3,956
Nomura Holdings, Inc.
1.851% due 07/16/2025	5,960	5,458
2.329% due 01/22/2027	8,800	7,784
2.648% due 01/16/2025	2,000	1,896
Nordea Bank Abp 3.600% due 06/06/2025	2,000	1,931
Pacific Life Global Funding II 5.406% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,496	1,461
Piper Sandler Cos. 5.200% due 10/15/2023	600	598
QNB Finance Ltd. 6.248% (US0003M + 1.250%) due 03/21/2024 ~	2,600	2,608
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •	7,000	6,618
4.796% due 11/15/2024 •	2,000	1,973
SBA Tower Trust 2.836% due 01/15/2050	5,000	4,740
Scentre Group Trust 3.500% due 02/12/2025	3,859	3,742
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	1,500	1,464
4.125% due 07/15/2023	3,674	3,650
Societe Generale SA
1.488% due 12/14/2026 •	5,200	4,539
2.625% due 01/22/2025	6,824	6,400
3.875% due 03/28/2024	300	293

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Standard Chartered PLC
1.822% due 11/23/2025 •	3,000	2,793
3.971% due 03/30/2026 •	2,300	2,214
6.589% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,000	5,015
Synchrony Bank 5.400% due 08/22/2025	7,200	6,759
UBS Group AG 4.488% due 05/12/2026 •	12,000	11,583
VICI Properties LP 4.375% due 05/15/2025	1,700	1,647
Wells Fargo & Co. 4.808% due 07/25/2028 •	4,000	3,953

		386,839

INDUSTRIALS 15.4%
7-Eleven, Inc. 0.800% due 02/10/2024	2,131	2,041
American Airlines Pass-Through Trust 4.000% due 01/15/2027	413	375
Ausgrid Finance Pty. Ltd. 3.850% due 05/01/2023	1,100	1,098
Barry Callebaut Services NV 5.500% due 06/15/2023	5,400	5,392
BAT Capital Corp. 3.557% due 08/15/2027	1,017	946
BAT International Finance PLC 3.950% due 06/15/2025	1,000	973
Bayer U.S. Finance LLC
3.375% due 07/15/2024	931	912
3.375% due 10/08/2024	3,000	2,918
3.875% due 12/15/2023	2,000	1,978
5.876% (US0003M + 1.010%) due 12/15/2023 ~	2,000	1,998
Berry Global, Inc.
1.570% due 01/15/2026	4,000	3,634
4.875% due 07/15/2026	2,000	1,951
Boston Scientific Corp. 3.450% due 03/01/2024	219	215
Broadcom, Inc.
3.150% due 11/15/2025	1,200	1,149
3.459% due 09/15/2026	4,238	4,053
Charter Communications Operating LLC
4.500% due 02/01/2024	840	832
4.908% due 07/23/2025	1,000	990
6.464% (US0003M + 1.650%) due 02/01/2024 ~	10,500	10,542
Cigna Corp. 3.750% due 07/15/2023	361	359
CNH Industrial NV 4.500% due 08/15/2023	14,254	14,185
Conagra Brands, Inc. 4.300% due 05/01/2024	500	495
DAE Funding LLC 1.550% due 08/01/2024	2,700	2,541
Dell International LLC
4.900% due 10/01/2026	1,700	1,697
5.450% due 06/15/2023	134	134
Delta Air Lines, Inc. 7.375% due 01/15/2026	3,000	3,125
Eni SpA 4.000% due 09/12/2023	4,567	4,530
Gilead Sciences, Inc. 1.200% due 10/01/2027	2,900	2,535
Global Payments, Inc. 1.200% due 03/01/2026	2,600	2,314
Hyatt Hotels Corp. 1.800% due 10/01/2024	1,100	1,042
Hyundai Capital America
0.800% due 01/08/2024	6,555	6,317
5.750% due 04/06/2023	3,000	3,000
Illumina, Inc. 5.800% due 12/12/2025	1,700	1,717
Imperial Brands Finance PLC
3.125% due 07/26/2024	8,725	8,456
3.500% due 07/26/2026	1,300	1,219
4.250% due 07/21/2025	1,841	1,784
6.125% due 07/27/2027	4,000	4,108
Kansas City Southern
3.000% due 05/15/2023	1,100	1,096
3.125% due 06/01/2026	700	668
Microchip Technology, Inc. 4.333% due 06/01/2023	5,000	4,982
Micron Technology, Inc. 4.185% due 02/15/2027	2,300	2,227

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Nissan Motor Co. Ltd. 3.043% due 09/15/2023	8,796	8,666
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023	1,000	1,000
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	1,000	974
Petronas Energy Canada Ltd. 2.112% due 03/23/2028	4,000	3,619
Pioneer Natural Resources Co. 5.100% due 03/29/2026	3,300	3,315
Renesas Electronics Corp. 1.543% due 11/26/2024	9,700	9,062
Reynolds American, Inc. 4.450% due 06/12/2025	1,000	982
Sands China Ltd. 5.625% due 08/08/2025	2,800	2,732
SK Hynix, Inc.
1.000% due 01/19/2024	12,666	12,207
3.000% due 09/17/2024	2,500	2,402
Stellantis NV 5.250% due 04/15/2023	10,000	10,010
TD SYNNEX Corp. 1.250% due 08/09/2024	4,000	3,745
Volkswagen Group of America Finance LLC 3.950% due 06/06/2025	9,900	9,715
Warnermedia Holdings, Inc. 3.788% due 03/15/2025	3,300	3,198
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024	6,500	6,407
Woodside Finance Ltd.
3.650% due 03/05/2025	6,600	6,431
3.700% due 09/15/2026	4,650	4,465

		199,458

UTILITIES 6.5%
AES Corp. 1.375% due 01/15/2026	4,300	3,872
Chugoku Electric Power Co., Inc.
2.401% due 08/27/2024	10,800	10,368
3.488% due 02/28/2024	1,900	1,866
Enel Finance International NV
4.250% due 06/15/2025	12,500	12,250
6.800% due 10/14/2025	2,500	2,586
Israel Electric Corp. Ltd. 5.000% due 11/12/2024	13,136	12,979
KT Corp. 4.000% due 08/08/2025	9,800	9,597
NextEra Energy Capital Holdings, Inc. 2.940% due 03/21/2024	4,000	3,904
Pacific Gas & Electric Co.
1.700% due 11/15/2023	4,100	4,001
2.100% due 08/01/2027	800	698
2.950% due 03/01/2026	100	93
3.250% due 06/15/2023	1,500	1,492
3.400% due 08/15/2024	200	194
3.750% due 02/15/2024	200	196
3.850% due 11/15/2023	100	99
4.250% due 08/01/2023	1,500	1,491
4.950% due 06/08/2025	3,500	3,461
SES SA 3.600% due 04/04/2023	1,000	1,000
Southern California Gas Co. 2.550% due 02/01/2030	1,800	1,574
Sprint LLC 7.875% due 09/15/2023	900	908
System Energy Resources, Inc. 2.140% due 12/09/2025	4,800	4,426
Verizon Communications, Inc. 5.964% (US0003M + 1.100%) due 05/15/2025 ~	6,613	6,629

		83,684

Total Corporate Bonds & Notes (Cost $689,105)		669,981

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Notes, Series 2020 5.375% due 05/01/2023	450	451

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $450)		451

U.S. GOVERNMENT AGENCIES 12.5%
Fannie Mae
4.000% due 06/01/2042 - 03/01/2047	515	499
5.000% due 07/01/2033 - 07/01/2044	1,350	1,343
5.150% due 05/01/2035	39	39
5.350% due 02/01/2035 - 01/01/2038	378	376
5.450% due 04/01/2036	89	89
5.500% due 12/01/2028 - 03/01/2050	1,119	1,137
6.000% due 09/01/2028 - 04/01/2048	783	795
6.500% due 07/01/2036 - 09/01/2048	363	374
Federal Home Loan Bank
5.300% due 12/06/2024	27,000	26,980
5.480% due 02/26/2025	15,700	15,675
Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	4	4
2.500% due 10/25/2048	158	143
5.000% due 01/01/2024 - 02/01/2038	310	312
5.310% due 11/15/2024	5,400	5,396
5.360% due 11/22/2024	29,500	29,483
5.400% due 09/01/2037 - 11/01/2038	417	425
5.500% due 08/01/2033 - 06/01/2047	1,214	1,231
5.550% due 06/01/2037 - 07/01/2037	103	104
5.680% due 04/03/2025 (a)	13,000	12,994
5.730% due 04/03/2025 (a)	13,000	12,997
5.820% due 03/20/2025	12,000	12,005
5.950% due 03/21/2025	13,000	13,014
6.000% due 09/01/2031 - 05/01/2033	43	43
6.500% due 11/01/2036 - 10/17/2038	354	365
7.000% due 05/01/2029	13	13
Ginnie Mae
2.500% due 10/20/2049	127	112
3.000% due 11/20/2046	91	84
3.500% due 05/20/2042	65	61
3.700% due 04/15/2042	119	116
3.740% due 03/20/2042 - 07/20/2042	76	73
3.750% due 04/15/2042 - 03/20/2044	146	141
4.000% due 04/20/2040 - 06/20/2043	574	548
4.500% due 08/20/2038 - 11/20/2048	507	503
5.309% due 10/20/2072 •	1,888	1,881
5.350% due 12/15/2036 - 01/15/2038	332	341
5.400% due 06/20/2039	85	86
5.500% due 03/20/2034 - 08/20/2041	352	351
5.728% due 08/16/2039 •	4	4
6.000% due 09/20/2038	40	40
6.500% due 09/20/2025 - 07/20/2039	34	34
7.000% due 09/15/2024 - 06/20/2039	589	602
Uniform Mortgage-Backed Security
4.250% due 01/01/2036	84	84
4.750% due 09/01/2034 - 04/01/2036	351	353
5.340% due 09/01/2029	51	52
6.000% due 06/01/2031	1	1
Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2053	20,800	19,905

Total U.S. Government Agencies (Cost $161,842)		161,208

U.S. TREASURY OBLIGATIONS 12.2%
U.S. Treasury Notes
3.500% due 09/15/2025 (h)(j)	62,700	62,114
3.875% due 03/31/2025 (f)	96,600	96,311

Total U.S. Treasury Obligations (Cost $158,609)		158,425

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.8%
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	641	579
Bear Stearns Adjustable Rate Mortgage Trust 4.340% due 02/25/2033 ~	1	1
Bear Stearns ALT-A Trust
3.942% due 05/25/2035 ~	29	27
5.165% due 02/25/2034 •	854	739
Beneria Cowen & Pritzer Collateral Funding Corp. 5.483% due 06/15/2038 ~	5,600	5,171
BFLD Trust 5.834% due 10/15/2035 •	2,000	1,867
Brass PLC 5.572% due 11/16/2066 •	36	36
BWAY Mortgage Trust 5.934% due 09/15/2036 •	3,000	2,847
BX Commercial Mortgage Trust 5.641% due 01/15/2034 ~	3,436	3,336

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Chase Mortgage Finance Trust 4.121% due 02/25/2037 ~	375	353
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.045% due 01/25/2036 •	34	29
5.075% due 10/25/2035 •	182	164
5.145% due 08/25/2035 •	21	19
Citigroup Commercial Mortgage Trust 5.864% due 10/15/2036 •	1,950	1,872
Citigroup Mortgage Loan Trust 5.000% due 05/25/2051 •	3,962	3,630
Countrywide Alternative Loan Trust 5.125% due 06/25/2037 •	58	50
Credit Suisse Mortgage Capital Trust 3.005% due 12/26/2059 ~	1,026	1,028
DROP Mortgage Trust 5.830% due 10/15/2043 •	6,000	5,548
Extended Stay America Trust 5.765% due 07/15/2038 ~	5,467	5,307
First Horizon Alternative Mortgage Securities Trust 5.280% due 02/25/2035 ~	189	172
GCAT Trust
1.348% due 05/25/2066 ~	2,879	2,372
1.503% due 05/25/2066 ~	2,600	2,101
2.650% due 10/25/2068 ~	405	383
2.885% due 12/27/2066 ~	2,147	1,916
GCT Commercial Mortgage Trust 5.484% due 02/15/2038 •	800	735
GS Mortgage Securities Corp. 8.228% due 08/15/2039 ~	7,300	7,269
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 ~	2,617	2,404
5.000% due 02/25/2052 ~	4,321	3,957
GSR Mortgage Loan Trust
4.324% due 09/25/2035 ~	3	3
7.441% due 08/25/2033 •	67	61
Impac CMB Trust 5.485% due 03/25/2035 •	81	73
InTown Mortgage Trust 7.316% due 08/15/2039 •	2,900	2,883
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	300	290
5.484% due 04/15/2038 •	945	918
6.134% due 12/15/2031 •	1,060	1,012
JP Morgan Mortgage Trust 3.757% due 07/25/2035 ~	210	191
JPMBB Commercial Mortgage Securities Trust 3.801% due 09/15/2047	4,410	4,282
Legacy Mortgage Asset Trust 1.991% due 09/25/2060 ~	929	911
MASTR Adjustable Rate Mortgages Trust 4.102% due 04/21/2034 ~	17	16
Merrill Lynch Mortgage Investors Trust
4.154% due 12/25/2035 ~	200	185
5.305% due 04/25/2029 •	120	108
MFA Trust
1.131% due 07/25/2060 ~	2,726	2,398
1.381% due 04/25/2065 ~	497	451
Morgan Stanley Mortgage Loan Trust 5.925% due 11/25/2035 •	755	747
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 ~	863	791
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	1,566	1,412
2.464% due 01/26/2060 ~	5,544	5,080
2.750% due 07/25/2059 ~	1,953	1,823
2.750% due 11/25/2059 ~	2,251	2,113
3.500% due 12/25/2057 ~	1,144	1,082
3.500% due 10/25/2059 ~	450	416
4.500% due 05/25/2058 ~	113	106
NYO Commercial Mortgage Trust 5.780% due 11/15/2038 •	6,000	5,514
OBX Trust 1.957% due 10/25/2061 ~	246	201
One New York Plaza Trust 5.634% due 01/15/2036 •	3,700	3,551
ONE Park Mortgage Trust 5.641% due 03/15/2036 •	3,914	3,690
RESIMAC Bastille Trust 5.323% due 02/03/2053 •	2,564	2,537
Sequoia Mortgage Trust
5.161% due 07/20/2036 •	649	549
5.421% due 06/20/2033 ~	1	1
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	398	375

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Starwood Mortgage Trust 5.734% due 04/15/2034 •	3,100	3,015
Structured Asset Mortgage Investments Trust
5.341% due 07/19/2034 •	4	3
5.421% due 09/19/2032 •	6	5
Thornburg Mortgage Securities Trust 3.626% due 04/25/2045 ~	43	39
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	3,023	2,662
2.250% due 11/25/2061 ~	862	782
2.250% due 12/25/2061 ~	3,615	3,350
2.710% due 01/25/2060 ~	969	905
3.750% due 05/25/2058 ~	2,414	2,313
4.208% due 02/25/2057 ~	91	90
5.845% due 05/25/2058 •	972	961
5.845% due 10/25/2059 •	645	642
WaMu Mortgage Pass-Through Certificates Trust
3.233% due 06/25/2033 ~	1	1
3.366% due 07/25/2037 ^~	397	326
4.118% due 06/25/2046 •	22	20
5.465% due 01/25/2045 •	7	7
5.645% due 06/25/2044 •	390	349
5.705% due 10/25/2045 •	68	62
Wells Fargo Commercial Mortgage Trust 4.218% due 07/15/2046 ~	869	865

Total Non-Agency Mortgage-Backed Securities (Cost $121,758)		114,079

ASSET-BACKED SECURITIES 20.2%
American Money Management Corp. CLO Ltd. 5.772% due 04/14/2029 •	216	216
Anchorage Capital CLO Ltd. 5.842% due 07/15/2030 •	2,780	2,750
Apex Credit CLO Ltd. 5.953% due 09/20/2029 •	723	717
AREIT Trust
6.044% due 09/14/2036 •	21	20
6.985% due 06/17/2039 •	7,200	7,193
Ares CLO Ltd. 5.845% due 04/18/2031 ~	4,400	4,345
Asset-Backed Securities Corp. Home Equity Loan Trust 5.655% due 06/25/2034 •	69	64
Atlas Static Senior Loan Fund Ltd. 7.258% due 07/15/2030 •	4,553	4,565
Bear Stearns Asset-Backed Securities Trust
5.580% due 09/25/2035 ~	807	802
5.645% due 10/27/2032 •	19	19
5.745% due 08/25/2034 •	455	433
Benefit Street Partners CLO Ltd.
5.742% due 10/15/2030 •	1,483	1,468
5.822% due 01/17/2032 •	400	394
BXMT Ltd. 6.073% due 11/15/2037 •	3,900	3,802
Carlyle US CLO Ltd. 5.808% due 04/20/2031 •	5,600	5,514
Carrington Mortgage Loan Trust 5.928% due 10/20/2029 •	7,205	7,161
Chase Funding Trust 5.445% due 07/25/2033 •	210	198
Countrywide Asset-Backed Certificates Trust
3.679% due 03/25/2036 •	205	200
4.995% due 09/25/2046 •	249	246
5.895% due 11/25/2035 ~	19	19
CQS U.S. CLO Ltd. 7.289% due 07/20/2031 •	1,488	1,486
DLLAD LLC 5.190% due 04/20/2026	6,000	5,980
Dryden CLO Ltd. 5.842% due 07/15/2031 •	7,400	7,309
Dryden Senior Loan Fund
5.772% due 04/15/2028 •	2,245	2,223
5.812% due 04/15/2029 •	3,064	3,046
Elevation CLO Ltd. 5.768% due 10/25/2030 •	7,684	7,611
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	5,059	4,413
Enterprise Fleet Financing LLC
5.510% due 01/22/2029	7,000	7,019
5.760% due 10/22/2029	7,000	7,052
Finance America Mortgage Loan Trust 5.670% due 08/25/2034 •	124	115
First Franklin Mortgage Loan Trust
5.165% due 04/25/2036 •	1,161	1,106
5.595% due 11/25/2034 •	105	100

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

5.775% due 07/25/2034 •	68	69
Ford Credit Auto Owner Trust 4.850% due 08/15/2035	6,100	6,124
GM Financial Automobile Leasing Trust
5.178% due 03/16/2026 •	5,500	5,499
5.270% due 06/20/2025	5,000	4,997
Golden Credit Card Trust 4.310% due 09/15/2027	10,000	9,902
Greenwood Park CLO Ltd. 5.802% due 04/15/2031 ~	4,100	4,054
Greystone Commercial Real Estate Notes Ltd. 5.864% due 09/15/2037 •	590	584
GSAA Home Equity Trust 5.385% due 07/25/2037 •	148	139
GSAMP Trust 5.365% due 06/25/2036 •	592	566
HERA Commercial Mortgage Ltd. 5.811% due 02/18/2038 •	2,855	2,775
Home Equity Asset Trust 5.895% due 11/25/2034 •	871	850
Hyundai Auto Lease Securitization Trust 5.200% due 04/15/2025	6,800	6,792
Hyundai Auto Receivables Trust 5.350% due 11/17/2025	3,000	2,999
KKR CLO Ltd.
5.735% due 07/18/2030 •	537	532
5.742% due 07/15/2030 •	2,086	2,063
LCCM Trust 5.884% due 12/13/2038 •	4,000	3,877
LCM LP
5.668% due 07/19/2027 •	760	753
5.808% due 07/20/2030 •	4,507	4,451
5.848% due 10/20/2027 •	116	115
LCM Ltd. 5.888% due 04/20/2031 •	1,100	1,078
LoanCore Issuer Ltd. 5.473% due 07/15/2035 •	1,092	1,077
MF1 Ltd. 6.474% due 11/15/2035 •	1,315	1,307
MF1 Multifamily Housing Mortgage Loan Trust 5.624% due 07/15/2036 •	1,977	1,935
MidOcean Credit CLO 5.832% due 01/29/2030 •	2,790	2,768
MKS CLO Ltd. 5.808% due 07/20/2030 •	4,432	4,372
MMAF Equipment Finance LLC 4.924% due 12/01/2023	1,950	1,949
Mountain View CLO LLC 5.882% due 10/16/2029 •	237	236
Nassau Ltd. 5.942% due 10/15/2029 •	1,160	1,156
Navient Private Education Loan Trust
2.460% due 11/15/2068	863	806
5.884% due 12/15/2028 •	40	40
6.134% due 07/16/2040 •	2,254	2,244
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	1,317	1,153
1.170% due 09/16/2069	1,856	1,661
1.310% due 01/15/2069	752	690
1.690% due 05/15/2069	2,523	2,273
2.230% due 07/15/2070	5,069	4,558
5.684% due 04/15/2069 •	1,971	1,930
New Century Home Equity Loan Trust 5.775% due 11/25/2034 •	364	345
NovaStar Mortgage Funding Trust 5.505% due 01/25/2036 •	338	330
Oaktree CLO Ltd. 5.925% due 04/22/2030 •	1,600	1,567
Palmer Square Loan Funding Ltd.
5.475% due 02/20/2028 •	497	493
5.592% due 10/15/2029 •	162	159
PFP Ltd.
5.728% due 08/09/2037 •	1,366	1,313
6.934% due 08/19/2035 •	6,000	5,987
PRET LLC
1.992% due 02/25/2061 þ	1,702	1,601
2.487% due 07/25/2051 þ	3,003	2,841
RAAC Trust 5.395% due 01/25/2046 •	439	427
Ready Capital Mortgage Financing LLC 7.166% due 10/25/2039 •	2,000	1,987
Renaissance Home Equity Loan Trust 4.446% due 08/25/2033 •	746	675

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Residential Asset Securities Corp. Trust
5.545% due 06/25/2035 •	477	472
5.940% due 03/25/2035 •	253	244
Saranac CLO Ltd. 6.294% due 08/13/2031 •	5,200	5,146
Saxon Asset Securities Trust 2.024% due 05/25/2035 •	151	141
SBA Tower Trust 3.869% due 10/15/2049 þ	1,000	972
Securitized Asset-Backed Receivables LLC Trust 5.520% due 01/25/2035 •	109	100
SLM Student Loan Trust
5.568% due 04/25/2023 •	308	293
6.318% due 04/25/2023 •	161	160
6.518% due 07/25/2023 •	138	138
SMB Private Education Loan Trust
1.600% due 09/15/2054	1,097	981
2.230% due 09/15/2037	1,814	1,676
4.480% due 05/16/2050	3,089	2,995
5.284% due 03/17/2053 •	500	483
5.695% due 09/15/2054 •	4,367	4,247
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	7,000	7,008
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	63	61
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	667	607
Sound Point CLO Ltd.
5.715% due 01/23/2029 •	2,817	2,796
5.798% due 07/25/2030 ~	2,255	2,225
Soundview Home Loan Trust 5.520% due 06/25/2035 •	305	293
Structured Asset Investment Loan Trust
5.395% due 09/25/2034 •	1,608	1,479
5.550% due 03/25/2034 •	487	458
Structured Asset Securities Corp. Mortgage Loan Trust 4.980% due 07/25/2036 •	267	263
Towd Point Asset Trust 5.461% due 11/20/2061 •	1,552	1,519
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~	165	163
Toyota Auto Receivables Owner Trust 5.270% due 01/15/2026	5,000	5,001
Venture CLO Ltd.
5.828% due 04/20/2029 •	1,345	1,339
5.858% due 07/20/2030 •	8,660	8,563
5.908% due 01/20/2029 ~	1,133	1,123
5.938% due 04/20/2032 •	1,100	1,087
Vibrant CLO Ltd. 5.928% due 07/20/2032 •	300	294
VMC Finance LLC 5.861% due 06/16/2036 •	2,226	2,115
Voya CLO Ltd.
5.742% due 04/17/2030 •	4,359	4,309
5.792% due 10/15/2030 •	3,400	3,359
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 5.445% due 04/25/2034 •	1,034	981
World Omni Auto Receivables Trust 5.510% due 03/16/2026	4,350	4,358

Total Asset-Backed Securities (Cost $265,215)		261,134

SHORT-TERM INSTRUMENTS 1.4%
COMMERCIAL PAPER 1.3%
American Electric Power Co., Inc. 5.000% due 04/11/2023	8,500	8,487
Constellation Brands, Inc. 5.290% due 04/12/2023	4,700	4,691
Mondelez International, Inc. 5.120% due 04/14/2023	3,600	3,593

		16,771

REPURCHASE AGREEMENTS (e) 0.1%		1,796

U.S. TREASURY BILLS 0.0%
4.230% due 04/25/2023 - 05/09/2023 (b)(c)(j)	374	372

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $18,948)	18,939

Total Investments in Securities (Cost $1,422,300)	1,390,609

Total Investments 107.4% (Cost $1,422,300)	$1,390,609
Financial Derivative Instruments (g)(i) (0.1)% (Cost or Premiums, net $(2,590))	(928)
Other Assets and Liabilities, net (7.3)%	(95,038)

Net Assets 100.0%	$1,294,643

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	6.360%	03/17/2026	03/10/2022	$3,400	$3,416	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$1,796	U.S. Treasury Notes 2.250% due 10/31/2024	$(1,832)	$1,796	$1,796

Total Repurchase Agreements	$(1,832)	$1,796	$1,796

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

SOG	4.940%	03/31/2023	04/03/2023	$(66,466)	$(66,493)

Total Reverse Repurchase Agreements	$(66,493)

(f)	Securities with an aggregate market value of $72,228 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(29,833) at a weighted average interest rate of 0.431%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	1,438	$341,974	$632	$0	$(81)
U.S. Treasury 2-Year Note June Futures	06/2023	1,875	387,100	5,985	549	0

$6,617	$549	$(81)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	260	$(62,205)	$24	$0	$(31)
U.S. Treasury 5-Year Note June Futures	06/2023	931	(101,952)	(2,126)	0	(338)
U.S. Treasury 10-Year Note June Futures	06/2023	84	(9,653)	(325)	0	(40)
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	226	(27,378)	(887)	0	(150)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	5	(706)	(31)	0	(9)

$(3,345)	$0	$(568)

Total Futures Contracts	$3,272	$549	$(649)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-39 5-Year Index	(1.000)%	Quarterly	12/20/2027	$26,200	$(157)	$(158)	$(315)	$0	$(26)
CDX.IG-40 5-Year Index	(1.000)	Quarterly	06/20/2028	304,600	(2,433)	(1,169)	(3,602)	0	(330)

Total Swap Agreements	$(2,590)	$(1,327)	$(3,917)	$0	$(356)

(h)	Securities with an aggregate market value of $1,558 and cash of $8,706 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	05/2023	$10,595	AUD	15,763	$4	$(47)
JPM	04/2023	6,487	JPY	861,600	2	0
MBC	04/2023	JPY	1,790,500	$13,155	0	(330)
NGF	04/2023	$11,654	JPY	1,567,690	154	0
RBC	04/2023	1,626	220,414	34	0
05/2023	6,892	AUD	9,842	0	(304)
05/2023	6,461	JPY	856,449	15	0

Total Forward Foreign Currency Contracts	$209	$(681)

(j)

Securities with an aggregate market value of $639 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,392	$6,392
Corporate Bonds & Notes
Banking & Finance	0	386,839	0	386,839
Industrials	0	199,458	0	199,458
Utilities	0	83,684	0	83,684
Municipal Bonds & Notes
Illinois	0	451	0	451
U.S. Government Agencies	0	161,208	0	161,208
U.S. Treasury Obligations	0	158,425	0	158,425
Non-Agency Mortgage-Backed Securities	0	114,079	0	114,079
Asset-Backed Securities	0	261,134	0	261,134
Short-Term Instruments
Commercial Paper	0	16,771	0	16,771

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Repurchase Agreements	0	1,796	0	1,796
U.S. Treasury Bills	0	372	0	372

Total Investments	$0	$1,384,217	$6,392	$1,390,609

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	549	0	549
Over the counter	0	209	0	209

	$0	$758	$0	$758
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,005)	0	(1,005)
Over the counter	0	(681)	0	(681)

	$0	$(1,686)	$0	$(1,686)

Total Financial Derivative Instruments	$0	$(928)	$0	$(928)

Totals	$0	$1,383,289	$6,392	$1,389,681

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.2% ¤
CORPORATE BONDS & NOTES 42.9%
BANKING & FINANCE 25.1%
AerCap Ireland Capital DAC 5.529% (SOFRRATE + 0.680%) due 09/29/2023 ~	$125	$124
American Tower Corp. 5.000% due 02/15/2024	1,500	1,493
Athene Global Funding 0.950% due 01/08/2024	1,200	1,149
Aviation Capital Group LLC 3.875% due 05/01/2023	1,385	1,379
Bank of America Corp.
1.486% due 05/19/2024 •	1,700	1,691
5.334% (SOFRRATE + 0.690%) due 04/22/2025 ~	200	198
Bank of Montreal
5.149% (SOFRINDX + 0.350%) due 12/08/2023 ~	1,000	996
5.517% (SOFRINDX + 0.710%) due 12/12/2024 ~	300	298
Bank of Nova Scotia 0.650% due 07/31/2024	1,500	1,415
BPCE SA
4.000% due 09/12/2023	700	694
6.394% (US0003M + 1.240%) due 09/12/2023 ~	600	600
Citigroup, Inc. 1.678% due 05/15/2024 •	1,000	996
Credit Agricole SA 5.836% (US0003M + 1.020%) due 04/24/2023 ~	1,000	1,000
GA Global Funding Trust 1.000% due 04/08/2024	1,400	1,335
Goldman Sachs Group, Inc. 6.553% (US0003M + 1.600%) due 11/29/2023 ~	1,800	1,806
JPMorgan Chase & Co.
0.768% due 08/09/2025 •	800	752
3.559% due 04/23/2024 •	800	799
Mitsubishi UFJ Financial Group, Inc. 5.682% (US0003M + 0.860%) due 07/26/2023 ~	500	500
Mizuho Financial Group, Inc. 5.588% (US0003M + 0.630%) due 05/25/2024 ~	2,200	2,190
Morgan Stanley 3.737% due 04/24/2024 •	500	499
National Bank of Canada 0.550% due 11/15/2024 •	500	485
Nationwide Building Society 4.363% due 08/01/2024 •	1,338	1,327
NatWest Group PLC 2.359% due 05/22/2024 •	2,000	1,990
Nomura Holdings, Inc. 2.648% due 01/16/2025	1,400	1,327
Nordea Bank Abp 5.893% (US0003M + 0.940%) due 08/30/2023 ~	1,000	999
Royal Bank of Canada 5.019% (SOFRINDX + 0.360%) due 07/29/2024 ~	1,369	1,357
SBA Tower Trust 2.836% due 01/15/2050	400	379
Societe Generale SA
3.875% due 03/28/2024	200	195
5.668% (SOFRRATE + 1.050%) due 01/21/2026 ~	1,000	974
Standard Chartered PLC 1.214% due 03/23/2025 •	600	575
Sumitomo Mitsui Financial Group, Inc. 0.508% due 01/12/2024	1,000	962
Sumitomo Mitsui Trust Bank Ltd. 0.850% due 03/25/2024	700	670
Toronto-Dominion Bank
5.299% (SOFRRATE + 0.450%) due 09/28/2023 ~	415	415
5.709% (SOFRRATE + 0.910%) due 03/08/2024 ~	1,200	1,201
USAA Capital Corp. 1.500% due 05/01/2023	1,500	1,496

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Vonovia Finance BV 5.000% due 10/02/2023		1,000	997

			35,263

INDUSTRIALS 13.2%
Amazon.com, Inc. 0.250% due 05/12/2023		500	498
Baxter International, Inc. 5.038% (SOFRINDX + 0.260%) due 12/01/2023 ~		1,500	1,490
Central Japan Railway Co. 3.400% due 09/06/2023		1,995	1,978
CNH Industrial NV 4.500% due 08/15/2023		700	697
Dell International LLC 5.450% due 06/15/2023		1,760	1,759
HCA, Inc. 5.000% due 03/15/2024		1,400	1,392
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023		1,100	1,097
JDE Peet's NV 0.800% due 09/24/2024		1,585	1,478
John Lewis PLC 6.125% due 01/21/2025	GBP	1,000	1,208
Kia Corp. 1.000% due 04/16/2024		$700	671
Komatsu Finance America, Inc. 0.849% due 09/09/2023		1,600	1,570
SK Broadband Co. Ltd. 3.875% due 08/13/2023		1,000	996
SK Telecom Co. Ltd. 3.750% due 04/16/2023		1,000	1,000
Takeda Pharmaceutical Co. Ltd. 4.400% due 11/26/2023		710	707
VMware, Inc. 0.600% due 08/15/2023		1,500	1,472
Warnermedia Holdings, Inc.
3.528% due 03/15/2024		400	391
6.599% (SOFRINDX + 1.780%) due 03/15/2024 ~		200	201

			18,605

UTILITIES 4.6%
American Water Capital Corp. 3.850% due 03/01/2024		1,500	1,479
AT&T, Inc. 6.334% (US0003M + 1.180%) due 06/12/2024 ~		1,000	1,004
Avangrid, Inc. 3.150% due 12/01/2024		500	485
Enel Finance International NV 2.650% due 09/10/2024		1,500	1,449
Southern California Edison Co. 5.141% (SOFRRATE + 0.640%) due 04/03/2023 ~		1,000	1,000
Verizon Communications, Inc. 5.964% (US0003M + 1.100%) due 05/15/2025 ~		1,100	1,103

			6,520

Total Corporate Bonds & Notes (Cost $61,045)			60,388

U.S. GOVERNMENT AGENCIES 4.2%
Fannie Mae
3.748% due 08/25/2044 ~		903	878
5.195% due 10/25/2058 •		837	813
5.345% due 05/25/2046 •		250	244
Federal Home Loan Bank
5.460% due 02/26/2025		1,000	998
5.710% due 03/14/2025		1,400	1,400
Freddie Mac 5.284% due 01/15/2054 •		478	467
Ginnie Mae 3.000% due 06/20/2051 •		1,227	1,065

Total U.S. Government Agencies (Cost $6,088)			5,865

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
280 Park Avenue Mortgage Trust 5.599% due 09/15/2034 •		500	486
BSST Mortgage Trust 6.128% due 02/15/2037 ~		500	463
DROP Mortgage Trust 5.830% due 10/15/2043 •		1,000	925
GCAT Trust 2.885% due 12/27/2066 ~		268	239

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Gemgarto PLC 4.750% due 12/16/2067 •	GBP	272	333
Hilton USA Trust 2.828% due 11/05/2035		$800	754
MFA Trust 1.381% due 04/25/2065 ~		99	90
OBX Trust
2.305% due 11/25/2061 ~		664	571
2.783% due 01/25/2062 þ		535	485
One Market Plaza Trust 3.614% due 02/10/2032		600	551
RESIMAC Premier 5.460% due 07/10/2052 •		196	194
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~		191	169
Towd Point Mortgage Trust 3.750% due 05/25/2058 ~		345	330
VASA Trust 5.584% due 07/15/2039 •		500	465

Total Non-Agency Mortgage-Backed Securities (Cost $6,592)			6,055

ASSET-BACKED SECURITIES 15.7%
ACAS CLO Ltd. 5.685% due 10/18/2028 •		604	597
American Money Management Corp. CLO Ltd. 5.662% due 04/17/2029 •		188	188
Apres Static CLO Ltd. 5.862% due 10/15/2028 •		155	154
Ares CLO Ltd. 5.662% due 01/15/2029 •		688	682
College Avenue Student Loans LLC 6.045% due 12/26/2047 •		631	619
Commonbond Student Loan Trust
1.980% due 08/25/2050		1,409	1,211
3.560% due 09/25/2045		623	588
Dell Equipment Finance Trust 0.330% due 12/22/2026		89	88
Dryden Senior Loan Fund 5.772% due 04/15/2028 •		359	356
FHF Trust 3.100% due 09/15/2025		484	481
Ford Auto Securitization Trust Asset-Backed Notes 4.956% due 10/15/2024	CAD	288	213
Halseypoint CLO Ltd. 5.908% due 07/20/2031 •		$992	980
LCM LP 5.668% due 07/19/2027 •		570	564
Marathon Static CLO Ltd. 6.859% due 07/20/2030 •		1,064	1,066
Nassau Ltd. 5.942% due 10/15/2029 •		290	289
Navient Private Education Loan Trust 2.650% due 12/15/2028		10	10
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		1,114	973
1.310% due 01/15/2069		175	161
2.400% due 10/15/2068		157	146
2.600% due 08/15/2068		994	920
3.130% due 02/15/2068		967	922
5.684% due 04/15/2069 •		282	276
OCP CLO Ltd. 5.928% due 07/20/2029 •		536	532
OSD CLO Ltd. 5.662% due 04/17/2031 •		985	969
Palmer Square Loan Funding Ltd. 5.592% due 10/15/2029 •		1,454	1,435
PRET LLC 1.868% due 07/25/2051 þ		425	395
SMB Private Education Loan Trust
1.390% due 01/15/2053		735	648
5.484% due 01/15/2053 •		910	884
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		33	32
2.720% due 11/26/2040		61	61
5.445% due 07/25/2040 •		73	73
5.545% due 03/26/2040 ~		179	179
5.795% due 01/25/2039 ~		106	105
Sound Point CLO Ltd. 5.858% due 10/20/2028 •		180	180
Stratus CLO Ltd.
5.708% due 12/28/2029 •		512	506
5.758% due 12/29/2029 •		688	681

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Symphony Static CLO Ltd. 5.648% due 10/25/2029 •		1,547	1,526
Tesla Auto Lease Trust 0.360% due 09/22/2025		451	445
Towd Point HE Trust 0.918% due 02/25/2063 ~		126	118
Toyota Auto Receivables Owner Trust 5.517% due 01/15/2026 •		900	901
Tricolor Auto Securitization Trust 3.300% due 02/18/2025		481	477
Venture CLO Ltd. 5.983% due 08/28/2029 •		373	369
Wellfleet CLO Ltd. 5.698% due 07/20/2029 •		119	118

Total Asset-Backed Securities (Cost $22,954)			22,118

SOVEREIGN ISSUES 1.0%
Korea Land & Housing Finance Corp. 0.625% due 11/03/2023		1,500	1,466

Total Sovereign Issues (Cost $1,461)			1,466

SHORT-TERM INSTRUMENTS 33.1%
COMMERCIAL PAPER 15.6%
Arrow Electronics, Inc. 5.500% due 04/03/2023		1,400	1,399
Becton Dickinson & Co. 5.700% due 04/04/2023		1,400	1,399
Conagra Brands, Inc. 5.750% due 04/24/2023		1,400	1,395
Crown Castle, Inc. 5.740% due 04/11/2023		1,400	1,398
Edison International 5.550% due 05/19/2023		300	298
Global Payments, Inc. 5.900% due 04/28/2023		1,400	1,394
Humana, Inc. 5.750% due 04/17/2023		1,400	1,396
International Flavors & Fragrances, Inc.
5.650% due 04/04/2023		300	300
6.000% due 05/05/2023 (a)		300	298
Kellogg Co. 5.400% due 04/04/2023		1,400	1,399
Mondelez International, Inc. 5.120% due 04/14/2023		1,500	1,497
NextEra Energy Capital Holdings, Inc. 5.900% due 04/17/2023		1,400	1,396
Quanta Services, Inc. 6.050% due 04/18/2023		1,400	1,396
Republic Services, Inc.
5.730% due 04/18/2023		500	499
5.750% due 04/17/2023		900	898
Sempra Energy 5.850% due 04/24/2023		1,400	1,395
Southern California Edison Co. 5.850% due 04/24/2023		300	299
Tyson Foods, Inc. 5.500% due 04/12/2023		1,400	1,398
Walgreens Boots
5.180% due 04/03/2023		800	800
5.800% due 05/03/2023 (a)		1,050	1,045
5.900% due 04/24/2023		300	299
5.900% due 04/26/2023		300	299

			21,897

REPURCHASE AGREEMENTS (e) 7.6%			10,700

SHORT-TERM NOTES 4.3%
Federal Home Loan Bank 4.850% due 05/05/2023 - 05/10/2023 •		6,100	6,100

JAPAN TREASURY BILLS 5.4%
(0.196)% due 04/17/2023 - 06/26/2023 (b)(c)	JPY	1,000,000	7,533

U.S. TREASURY BILLS 0.2%
4.562% due 04/06/2023 (c)(d)		$301	301

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $46,698)	46,531

Total Investments in Securities (Cost $144,838)	142,423

Total Investments 101.2% (Cost $144,838)	$142,423
Financial Derivative Instruments (f) 0.1%(Cost or Premiums, net $0)	197
Other Assets and Liabilities, net (1.3)%	(1,857)

Net Assets 100.0%	$140,763

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

NOM	4.920%	03/31/2023	04/03/2023	$10,700	U.S. Treasury Notes 2.625% due 07/31/2029	$(10,966)	$10,700	$10,704

Total Repurchase Agreements	$(10,966)	$10,700	$10,704

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2023	GBP	1,275	$1,528	$0	$(45)
04/2023	$47	CAD	64	0	0
05/2023	CAD	64	$47	0	0
GLM	04/2023	$13	ILS	45	0	0
MBC	05/2023	JPY	420,000	$3,271	92	0
06/2023	190,000	1,444	0	(4)
MYI	04/2023	CAD	348	256	0	(2)
RBC	04/2023	$41	CAD	55	0	0
04/2023	1,571	GBP	1,275	2	0
05/2023	CAD	55	$41	0	0
05/2023	GBP	1,275	1,572	0	(2)
RYL	04/2023	JPY	390,000	3,099	156	0
UAG	04/2023	$169	CAD	229	1	0
05/2023	CAD	229	$168	0	(1)

Total Forward Foreign Currency Contracts	$251	$(54)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$35,263	$0	$35,263
Industrials	0	18,605	0	18,605
Utilities	0	6,520	0	6,520
U.S. Government Agencies	0	5,865	0	5,865
Non-Agency Mortgage-Backed Securities	0	6,055	0	6,055
Asset-Backed Securities	0	22,118	0	22,118
Sovereign Issues	0	1,466	0	1,466
Short-Term Instruments
Commercial Paper	0	21,897	0	21,897
Repurchase Agreements	0	10,700	0	10,700
Short-Term Notes	0	6,100	0	6,100
Japan Treasury Bills	0	7,533	0	7,533

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

U.S. Treasury Bills	0	301	0	301

Total Investments	$0	$142,423	$0	$142,423

Financial Derivative Instruments - Assets
Over the counter	$0	$251	$0	$251

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(54)	$0	$(54)

Total Financial Derivative Instruments	$0	$197	$0	$197

Totals	$0	$142,620	$0	$142,620

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.1% ¤
CORPORATE BONDS & NOTES 44.6%
BANKING & FINANCE 28.3%
AerCap Ireland Capital DAC
1.150% due 10/29/2023	$10,000	$9,698
1.750% due 10/29/2024	23,800	22,190
5.529% (SOFRRATE + 0.680%) due 09/29/2023 ~	12,450	12,338
American Express Co.
5.412% (SOFRINDX + 0.720%) due 05/03/2024 ~	2,160	2,148
5.546% (US0003M + 0.750%) due 08/03/2023 ~	812	812
American Honda Finance Corp.
5.229% (US0003M + 0.370%) due 05/10/2023 ~	1,513	1,513
5.428% (US0003M + 0.420%) due 09/08/2023 ~	247	247
American Tower Corp.
0.600% due 01/15/2024	3,078	2,965
3.000% due 06/15/2023	6,100	6,067
5.000% due 02/15/2024	33,047	32,904
Aozora Bank Ltd. 1.050% due 09/09/2024	50,280	47,074
Athene Global Funding
0.950% due 01/08/2024	7,540	7,220
1.200% due 10/13/2023	8,000	7,774
2.514% due 03/08/2024	1,287	1,242
5.459% (SOFRINDX + 0.700%) due 05/24/2024 ~	5,150	5,070
Aviation Capital Group LLC 3.875% due 05/01/2023	6,351	6,325
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023	29,400	28,738
Banco Santander SA
3.848% due 04/12/2023	4,772	4,770
5.926% (US0003M + 1.120%) due 04/12/2023 ~	7,100	7,100
Bank of America Corp.
3.864% due 07/23/2024 •	12,000	11,934
5.334% (SOFRRATE + 0.690%) due 04/22/2025 ~	37,879	37,494
5.378% due 10/24/2024 •	31,400	31,122
Bank of Montreal
4.848% due 04/14/2023 •	900	900
5.084% (SOFRINDX + 0.265%) due 09/15/2023 ~	1,275	1,274
5.149% (SOFRINDX + 0.350%) due 12/08/2023 ~	253	252
5.509% (SOFRINDX + 0.710%) due 03/08/2024 ~	8,279	8,261
5.517% (SOFRINDX + 0.710%) due 12/12/2024 ~	9,900	9,847
Bank of Nova Scotia
5.026% (SOFRINDX + 0.445%) due 04/15/2024 ~	14,779	14,705
5.079% (SOFRRATE + 0.260%) due 09/15/2023 ~	2,020	2,017
5.369% (SOFRRATE + 0.550%) due 09/15/2023 ~	5,529	5,526
5.767% (SOFRINDX + 0.960%) due 03/11/2024 ~	27,100	27,163
Banque Federative du Credit Mutuel SA
0.650% due 02/27/2024	1,135	1,087
5.768% (US0003M + 0.960%) due 07/20/2023 ~	3,700	3,693
Barclays PLC
4.338% due 05/16/2024 •	4,520	4,509
6.252% (US0003M + 1.380%) due 05/16/2024 ~	72,978	72,730
BGC Partners, Inc. 5.375% due 07/24/2023	900	897
BNP Paribas SA
3.800% due 01/10/2024	60,247	59,203
4.705% due 01/10/2025 •	13,830	13,677
6.022% (US0003M + 1.230%) due 01/15/2024 ~	4,000	4,031
BPCE SA
4.000% due 09/12/2023	1,750	1,735
6.394% (US0003M + 1.240%) due 09/12/2023 ~	3,045	3,046
Canadian Imperial Bank of Commerce
5.180% (SOFRRATE + 0.340%) due 06/22/2023 ~	1,000	1,000
5.212% (SOFRRATE + 0.400%) due 12/14/2023 ~	10,000	9,974
5.814% (US0003M + 0.660%) due 09/13/2023 ~	1,200	1,200
Caterpillar Financial Services Corp.
5.077% (SOFRRATE + 0.270%) due 09/13/2024 ~	125	124
5.374% (US0003M + 0.510%) due 05/15/2023 ~	3,100	3,097
Citigroup, Inc.
1.678% due 05/15/2024 •	6,000	5,976
4.044% due 06/01/2024 •	4,800	4,784
5.977% (US0003M + 1.100%) due 05/17/2024 ~	8,724	8,724
5.985% (US0003M + 1.023%) due 06/01/2024 ~	55,800	55,784

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

CNH Industrial Capital LLC
1.950% due 07/02/2023	9,860	9,765
4.200% due 01/15/2024	41,801	41,355
Cooperatieve Rabobank UA 5.994% (US0003M + 0.860%) due 09/26/2023 ~	1,860	1,860
Corebridge Global Funding 0.400% due 09/13/2023	2,000	1,952
Credit Agricole SA
3.750% due 04/24/2023	73,350	73,263
5.836% (US0003M + 1.020%) due 04/24/2023 ~	2,350	2,349
Credit Suisse AG
1.000% due 05/05/2023	19,750	19,577
5.072% (SOFRRATE + 0.390%) due 02/02/2024 ~	62,400	60,560
5.089% (SOFRINDX + 0.380%) due 08/09/2023 ~	5,658	5,546
Credit Suisse Group AG
3.800% due 06/09/2023	10,800	10,597
4.207% due 06/12/2024 •	10,000	9,713
6.394% (US0003M + 1.240%) due 06/12/2024 ~	6,000	5,851
Danske Bank AS
1.226% due 06/22/2024 •	500	494
3.875% due 09/12/2023	5,500	5,454
5.375% due 01/12/2024	51,102	50,644
6.214% (US0003M + 1.060%) due 09/12/2023 ~	30,888	30,883
Deutsche Bank AG
0.962% due 11/08/2023	25,000	23,875
5.206% due 11/08/2023 •	32,300	31,915
Equitable Financial Life Global Funding 4.928% (SOFRRATE + 0.390%) due 04/06/2023 ~	10,872	10,872
Federation des Caisses Desjardins du Quebec 0.700% due 05/21/2024	4,000	3,800
First Abu Dhabi Bank PJSC 5.693% (US0003M + 0.850%) due 08/08/2023 ~	9,000	9,014
GA Global Funding Trust
1.000% due 04/08/2024	63,900	60,925
5.307% (SOFRRATE + 0.500%) due 09/13/2024 ~	50,570	49,191
5.913% (SOFRRATE + 1.360%) due 04/11/2025 ~	17,100	16,642
General Motors Financial Co., Inc.
1.050% due 03/08/2024	882	844
1.700% due 08/18/2023	865	852
3.700% due 05/09/2023	6,986	6,976
4.150% due 06/19/2023	17,993	17,938
4.250% due 05/15/2023	13,859	13,835
5.100% due 01/17/2024	5,000	4,986
5.559% (SOFRRATE + 0.760%) due 03/08/2024 ~	500	496
5.938% (SOFRRATE + 1.200%) due 11/17/2023 ~	29,931	29,787
Goldman Sachs Group, Inc.
5.108% (SOFRRATE + 0.490%) due 10/21/2024 ~	26,600	26,328
6.209% (SOFRRATE + 1.390%) due 03/15/2024 ~	16,600	16,646
6.553% (US0003M + 1.600%) due 11/29/2023 ~	19,683	19,755
Hana Bank
5.602% (US0003M + 0.800%) due 07/26/2023 ~	3,000	3,003
5.904% (US0003M + 0.750%) due 06/13/2024 ~	1,900	1,900
HSBC Holdings PLC
5.915% (US0003M + 1.000%) due 05/18/2024 ~	134,185	133,190
6.384% (US0003M + 1.230%) due 03/11/2025 ~	2,300	2,301
Hyundai Capital Services, Inc. 0.750% due 09/15/2023	1,500	1,467
ING Groep NV
4.100% due 10/02/2023	16,246	16,097
6.177% (US0003M + 1.000%) due 10/02/2023 ~	39,014	38,995
Jackson National Life Global Funding 5.999% (SOFRRATE + 1.150%) due 06/28/2024 ~	40,800	40,518
JPMorgan Chase & Co.
3.559% due 04/23/2024 •	35,090	35,051
3.797% due 07/23/2024 •	563	560
4.023% due 12/05/2024 •	3,000	2,972
5.545% (US0003M + 0.730%) due 04/23/2024 ~	27,991	27,873
5.679% due 02/24/2026 •	12,682	12,607
KeyBank NA
5.132% (SOFRINDX + 0.320%) due 06/14/2024 ~	1,805	1,762
5.189% (SOFRINDX + 0.340%) due 01/03/2024 ~	4,028	3,958
Lloyds Banking Group PLC 4.050% due 08/16/2023	720	715
Mitsubishi HC Capital, Inc.
3.559% due 02/28/2024	515	505
3.960% due 09/19/2023	4,210	4,184
Mitsubishi UFJ Financial Group, Inc.
5.682% (US0003M + 0.860%) due 07/26/2023 ~	49,732	49,716
6.190% (SOFRRATE + 1.385%) due 09/12/2025 ~	5,300	5,300
Mizuho Financial Group, Inc.
5.588% (US0003M + 0.630%) due 05/25/2024 ~	13,710	13,647
5.618% (US0003M + 0.610%) due 09/08/2024 ~	41,300	41,010
5.701% (SOFRRATE + 0.960%) due 05/22/2026 ~	36,640	36,012
5.800% (US0003M + 0.990%) due 07/10/2024 ~	3,760	3,753

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Morgan Stanley
3.737% due 04/24/2024 •	6,400	6,389
5.108% (SOFRRATE + 0.455%) due 01/25/2024 ~	10,170	10,142
5.188% (SOFRRATE + 0.466%) due 11/10/2023 ~	2,404	2,399
5.702% (SOFRRATE + 0.950%) due 02/18/2026 ~	66,700	65,711
6.063% (US0003M + 1.220%) due 05/08/2024 ~	2,605	2,605
MUFG Bank Ltd. 4.100% due 09/09/2023	1,757	1,744
National Australia Bank Ltd. 5.406% (US0003M + 0.600%) due 04/12/2023 ~	1,350	1,350
National Bank of Canada 5.192% (SOFRRATE + 0.490%) due 08/06/2024 ~	4,290	4,251
Nationwide Building Society 0.550% due 01/22/2024	950	915
NatWest Group PLC
2.359% due 05/22/2024 •	5,400	5,372
6.684% (US0003M + 1.550%) due 06/25/2024 ~	12,980	12,971
NatWest Markets PLC 6.290% (SOFRRATE + 1.450%) due 03/22/2025 ~	1,500	1,489
Nissan Motor Acceptance Co. LLC
3.875% due 09/21/2023	6,700	6,626
5.648% (US0003M + 0.640%) due 03/08/2024 ~	39,530	39,049
Nomura Holdings, Inc. 2.648% due 01/16/2025	100,795	95,555
Nordea Bank Abp
5.747% (SOFRRATE + 0.960%) due 06/06/2025 ~(c)	12,000	11,889
5.893% (US0003M + 0.940%) due 08/30/2023 ~	1,549	1,548
ORIX Corp. 4.050% due 01/16/2024	7,292	7,212
QNB Finance Ltd. 6.248% (US0003M + 1.250%) due 03/21/2024 ~	25,000	25,079
Royal Bank of Canada 5.138% (SOFRRATE + 0.525%) due 01/20/2026 ~	31,476	30,894
Santander U.K. Group Holdings PLC 1.089% due 03/15/2025 •	35,000	33,088
Skandinaviska Enskilda Banken AB
5.282% (US0003M + 0.320%) due 09/01/2023 ~	1,400	1,395
5.762% (SOFRRATE + 0.960%) due 06/09/2025 ~	31,750	31,653
Societe Generale SA
3.875% due 03/28/2024	32,990	32,201
4.250% due 09/14/2023	22,708	22,411
Standard Chartered PLC
5.683% (SOFRRATE + 0.930%) due 11/23/2025 ~	50,400	49,470
6.589% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,300	5,316
Sumitomo Mitsui Financial Group, Inc.
5.592% (US0003M + 0.800%) due 10/16/2023 ~	15,716	15,723
5.658% (US0003M + 0.860%) due 07/19/2023 ~	900	899
Sumitomo Mitsui Trust Bank Ltd.
2.550% due 03/10/2025	4,100	3,904
5.260% (SOFRRATE + 0.440%) due 09/16/2024 ~	4,650	4,616
Toronto-Dominion Bank
0.750% due 06/12/2023	4,754	4,713
5.299% (SOFRRATE + 0.450%) due 09/28/2023 ~	10,080	10,072
5.709% (SOFRRATE + 0.910%) due 03/08/2024 ~	44,480	44,512
Toyota Motor Credit Corp.
4.852% (SOFRRATE + 0.320%) due 04/06/2023 ~	1,128	1,128
4.883% (SOFRRATE + 0.330%) due 01/11/2024 ~	200	200
5.087% (SOFRINDX + 0.260%) due 06/18/2024 ~	1,050	1,039
5.570% due 12/11/2023 •	1,851	1,851
UBS Group AG 6.301% (SOFRRATE + 1.580%) due 05/12/2026 ~	21,200	21,148
Westpac Banking Corp. 5.584% (US0003M + 0.720%) due 05/15/2023 ~	1,000	1,000

		2,383,126

INDUSTRIALS 10.7%
7-Eleven, Inc. 0.800% due 02/10/2024	30,665	29,371
Altria Group, Inc. 2.950% due 05/02/2023	2,400	2,395
Anheuser-Busch InBev Worldwide, Inc. 5.546% (US0003M + 0.740%) due 01/12/2024 ~	2,150	2,154
AstraZeneca PLC 5.542% (US0003M + 0.665%) due 08/17/2023 ~	1,895	1,890
Ausgrid Finance Pty. Ltd. 3.850% due 05/01/2023	20,000	19,962
Barry Callebaut Services NV 5.500% due 06/15/2023	3,410	3,405
Baxter International, Inc. 5.038% (SOFRINDX + 0.260%) due 12/01/2023 ~	6,917	6,872
Bayer U.S. Finance LLC
3.875% due 12/15/2023	21,308	21,073
5.876% (US0003M + 1.010%) due 12/15/2023 ~	66,258	66,189

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Boeing Co.
1.433% due 02/04/2024	69,917	67,571
4.508% due 05/01/2023	41,926	41,912
Charter Communications Operating LLC
4.500% due 02/01/2024	19,000	18,815
6.464% (US0003M + 1.650%) due 02/01/2024 ~	59,946	60,184
Cigna Corp.
3.750% due 07/15/2023	4,942	4,918
5.682% (US0003M + 0.890%) due 07/15/2023 ~	25,946	25,950
CNH Industrial NV 4.500% due 08/15/2023	46,930	46,702
Daimler Trucks Finance North America LLC
1.125% due 12/14/2023	1,450	1,407
5.302% (SOFRRATE + 0.500%) due 06/14/2023 ~	40,500	40,449
5.422% (SOFRRATE + 0.600%) due 12/14/2023 ~	24,850	24,599
5.526% (SOFRRATE + 1.000%) due 04/05/2024 ~	3,233	3,220
Danone SA 2.589% due 11/02/2023	5,408	5,327
Energy Transfer LP 4.500% due 11/01/2023	6,000	5,949
Eni SpA 4.000% due 09/12/2023	5,350	5,307
Heineken NV 2.750% due 04/01/2023	24,061	24,061
Hyundai Capital America
0.800% due 01/08/2024	14,737	14,202
1.250% due 09/18/2023	18,870	18,482
5.750% due 04/06/2023	600	600
Kia Corp.
1.000% due 04/16/2024	2,200	2,108
3.000% due 04/25/2023	1,000	999
Kinder Morgan, Inc. 5.625% due 11/15/2023	2,695	2,693
L3Harris Technologies, Inc. 3.850% due 06/15/2023	21,693	21,609
Marvell Technology, Inc. 4.200% due 06/22/2023	9,000	8,962
Mercedes-Benz Finance North America LLC 5.646% (US0003M + 0.840%) due 05/04/2023 ~	3,700	3,698
Mondelez International, Inc. 2.125% due 03/17/2024	6,400	6,222
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	3,821	3,765
Penske Truck Leasing Co. LP
3.900% due 02/01/2024	25,250	24,863
4.125% due 08/01/2023	2,143	2,131
SK Hynix, Inc. 1.000% due 01/19/2024	4,000	3,855
SK Telecom Co. Ltd. 3.750% due 04/16/2023	1,400	1,400
Southern Co. 5.086% (SOFRINDX + 0.370%) due 05/10/2023 ~	2,085	2,082
Stellantis NV 5.250% due 04/15/2023	37,701	37,740
Thermo Fisher Scientific, Inc.
4.937% (SOFRINDX + 0.350%) due 04/18/2023 ~	44,854	44,851
4.977% (SOFRINDX + 0.390%) due 10/18/2023 ~	39,900	39,819
5.117% (SOFRINDX + 0.530%) due 10/18/2024 ~	3,000	2,981
VMware, Inc. 0.600% due 08/15/2023	51,621	50,656
Volkswagen Group of America Finance LLC
4.250% due 11/13/2023	11,148	11,069
5.741% (SOFRRATE + 0.950%) due 06/07/2024 ~	1,827	1,822
Warnermedia Holdings, Inc.
3.528% due 03/15/2024	38,100	37,222
6.599% (SOFRINDX + 1.780%) due 03/15/2024 ~	19,700	19,768
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024	10,000	9,858

		903,139

UTILITIES 5.6%
American Electric Power Co., Inc. 5.294% (US0003M + 0.480%) due 11/01/2023 ~	111,600	111,111
AT&T, Inc.
5.488% (SOFRRATE + 0.640%) due 03/25/2024 ~	2,092	2,090
6.334% (US0003M + 1.180%) due 06/12/2024 ~	2,397	2,407
Chugoku Electric Power Co., Inc. 2.401% due 08/27/2024	11,600	11,136
Dominion Energy, Inc. 5.396% (US0003M + 0.530%) due 09/15/2023 ~	2,000	1,993
Duke Energy Corp. 5.055% (SOFRRATE + 0.250%) due 06/10/2023 ~	1,214	1,213

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Enel Finance International NV 2.650% due 09/10/2024	29,100	28,104
Florida Power & Light Co. 4.966% (SOFRINDX + 0.250%) due 05/10/2023 ~	1,706	1,704
Israel Electric Corp. Ltd. 6.875% due 06/21/2023	6,000	6,010
Kansai Electric Power Co., Inc. 2.550% due 09/17/2024	14,272	13,717
Mississippi Power Co. 5.149% (SOFRRATE + 0.300%) due 06/28/2024 ~	16,575	16,410
NextEra Energy Capital Holdings, Inc.
5.092% (SOFRINDX + 0.400%) due 11/03/2023 ~	6,462	6,427
5.850% (SOFRINDX + 1.020%) due 03/21/2024 ~	35,214	35,094
Pacific Gas & Electric Co.
1.700% due 11/15/2023	14,000	13,661
4.250% due 08/01/2023	24,070	23,932
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023	11,350	11,347
Southern California Edison Co.
5.141% (SOFRRATE + 0.640%) due 04/03/2023 ~	63,060	63,060
5.679% (SOFRRATE + 0.830%) due 04/01/2024 ~	449	446
Southern California Gas Co. 5.488% (US0003M + 0.350%) due 09/14/2023 ~	2,200	2,185
Verizon Communications, Inc. 5.964% (US0003M + 1.100%) due 05/15/2025 ~	120,952	121,235

		473,282

Total Corporate Bonds & Notes (Cost $3,800,862)		3,759,547

U.S. GOVERNMENT AGENCIES 4.2%
Fannie Mae
2.000% due 12/25/2044	956	859
3.706% due 08/25/2044 •	5,566	5,452
3.758% due 08/25/2044 •	2,780	2,719
3.765% due 07/25/2046 •	263	257
3.769% due 09/25/2049 •	6,989	6,785
3.770% due 05/01/2038 •	225	228
3.779% due 01/01/2036 •	1,654	1,692
3.822% due 10/25/2059 •	4,606	4,541
3.845% due 06/25/2048 •	7,862	7,734
3.886% due 03/25/2060 •	7,966	7,850
3.887% due 07/25/2044 •	2,272	2,214
3.897% due 07/25/2046 •	5,659	5,543
3.898% due 07/25/2046 •	3,970	3,878
3.901% due 10/25/2044 •	3,646	3,554
4.697% due 01/25/2037 •	240	233
5.095% due 05/25/2037 •	10	10
5.145% due 12/25/2045 •	1,776	1,730
5.161% due 04/18/2028 ~	34	34
5.161% due 09/18/2031 •	223	222
5.175% due 02/25/2037 ~	17	16
5.195% due 11/25/2036 ~	42	41
5.245% due 06/25/2026 ~	52	52
5.255% due 09/25/2035 ~	229	226
5.261% due 05/18/2032 •	57	57
5.265% due 03/25/2037 •	151	148
5.295% due 02/25/2038 ~	257	253
5.295% due 06/25/2059 •	5,286	5,137
5.311% due 03/18/2032 •	69	69
5.345% due 06/25/2031 ~	51	50
5.525% due 12/25/2037 •	258	257
5.545% due 05/25/2037 ~	50	50
5.595% due 03/25/2037 - 02/25/2040 •	49	48
5.625% due 02/25/2038 •	640	640
5.695% due 07/25/2038 •	12	12
5.745% due 03/25/2032 •	12	12
Federal Home Loan Bank 5.480% due 02/26/2025	11,800	11,781
Freddie Mac
1.000% due 08/15/2044	4,431	3,633
3.670% due 06/15/2044 •	6,120	5,997
3.762% due 02/15/2038 •	4,396	4,284
3.773% due 12/15/2042 •	1,490	1,458
3.820% due 03/15/2043 •	4,641	4,525
3.856% due 08/15/2042 •	3,927	3,843
3.873% due 05/15/2038 •	1,918	1,875
3.886% due 10/15/2037 ~	11,153	10,915
3.896% due 10/15/2037 •	2,843	2,790
3.923% due 03/15/2037 •	5,557	5,393
3.950% due 11/15/2044 •	3,327	3,268
3.952% due 05/15/2041 •	2,062	2,013
3.954% due 10/15/2038 •	402	392
3.991% due 09/01/2037 •	1,258	1,283
4.038% due 12/15/2037 •	989	964

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

4.934% due 11/15/2036 - 01/15/2040 •	13	12
5.004% due 02/15/2037 •	623	609
5.104% due 04/15/2041 •	162	159
5.134% due 09/15/2048 - 04/15/2049 •	4,045	3,935
5.159% due 02/25/2026 •	2,705	2,699
5.184% due 07/15/2039 •	21	21
5.680% due 04/03/2025 (a)	80,000	79,964
Ginnie Mae
1.968% due 04/20/2067 •	1,276	1,275
2.500% due 01/20/2049 - 10/20/2049	2,821	2,526
3.000% due 07/20/2046	318	305
3.379% due 06/20/2067 ~	4,645	4,645
3.643% due 12/20/2068 •	5,422	5,304
4.766% due 06/20/2066 •	141	140
5.036% due 06/20/2067 •	920	910
5.066% due 03/20/2061 - 04/20/2064 •	1,912	1,904
5.066% due 07/20/2067 ~	1,624	1,613
5.140% due 05/20/2063 •	439	437
5.166% due 05/20/2065 •	6,895	6,827
5.211% due 03/20/2049 - 04/20/2049 ~	9,230	9,036
5.211% due 06/20/2049 •	4,560	4,476
5.216% due 12/20/2064 ~	5,837	5,752
5.216% due 10/20/2065 •	7,930	7,831
5.266% due 04/20/2070 •	35,075	34,211
5.346% due 09/20/2066 •	1,141	1,133
5.361% due 09/20/2040 •	3,185	3,122
5.366% due 07/20/2066 •	2,142	2,131
5.381% due 05/20/2041 ~	6,233	6,121
5.391% due 10/20/2040 •	5,822	5,718
5.396% due 08/20/2066 •	747	743
5.411% due 05/20/2041 •	1,705	1,676
5.428% due 01/16/2040 •	2,330	2,326
5.486% due 07/20/2065 •	3,609	3,594
5.501% due 02/20/2040 •	1,998	1,999
5.531% due 04/20/2040 •	4,102	4,107
5.561% due 03/20/2040 •	4,325	4,335
5.566% due 01/20/2066 •	3,597	3,569
5.616% due 02/20/2066 •	8,576	8,521
6.000% due 12/15/2033	10	10
6.500% due 11/15/2033 - 09/15/2034	14	14
7.000% due 02/15/2024 - 07/15/2032	30	31
7.500% due 07/15/2024 - 06/15/2028	22	23

Total U.S. Government Agencies (Cost $356,739)		350,781

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	14,597	11,885
Ashford Hospitality Trust
5.584% due 04/15/2035 •	1,819	1,770
5.685% due 06/15/2035 •	9,300	9,009
Bear Stearns Adjustable Rate Mortgage Trust 3.232% due 08/25/2033 ~	304	284
Beast Mortgage Trust 5.734% due 03/15/2036 •	600	531
Beneria Cowen & Pritzer Collateral Funding Corp. 5.483% due 06/15/2038 ~	5,500	5,078
BHP Trust 5.659% due 08/15/2036 •	2,052	1,971
Brass PLC 5.572% due 11/16/2066 •	1,163	1,163
BSST Mortgage Trust 6.128% due 02/15/2037 ~	8,000	7,404
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	27,336	21,694
Commercial Mortgage Trust 5.985% due 12/15/2038 •	10,000	9,270
Credit Suisse Mortgage Capital Trust
5.434% due 07/15/2032 ~	13,000	12,193
6.034% due 10/15/2037 •	8,700	8,482
CRSNT Commercial Mortgage Trust 5.510% due 04/15/2036 •	52,400	48,333
DBCG Mortgage Trust 5.385% due 06/15/2034 •	78,640	77,503
DBWF Mortgage Trust 5.891% due 12/19/2030 •	900	884
Ellington Financial Mortgage Trust 2.206% due 01/25/2067 ~	41,274	34,818
Extended Stay America Trust 5.765% due 07/15/2038 ~	2,343	2,274
GCAT Trust
2.650% due 10/25/2068 ~	1,923	1,818
2.885% due 12/27/2066 ~	25,319	22,591

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

GS Mortgage Securities Trust 3.648% due 01/10/2047	1,417	1,405
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	52,411	47,950
Hilton USA Trust 2.828% due 11/05/2035	11,600	10,935
JP Morgan Chase Commercial Mortgage Securities Trust 5.934% due 09/15/2029 •	39,072	36,197
Legacy Mortgage Asset Trust 1.892% due 10/25/2066 þ	5,386	5,012
MAD Mortgage Trust 2.976% due 08/15/2034 ~	3,528	3,346
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.384% due 11/15/2031 •	334	314
MF1 Ltd. 5.897% due 12/15/2034 •	2,700	2,556
MFA Trust 1.381% due 04/25/2065 ~	10,881	9,868
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	583	554
Morgan Stanley Capital Trust
5.584% due 07/15/2035 •	2,300	2,258
5.659% due 11/15/2034 •	4,535	4,430
5.854% due 12/15/2038 •	47,200	45,734
Natixis Commercial Mortgage Securities Trust 5.634% due 08/15/2038 •	3,000	2,806
OBX Trust
1.957% due 10/25/2061 ~	32,208	26,286
2.305% due 11/25/2061 ~	44,823	38,516
2.783% due 01/25/2062 þ	47,765	43,299
RESIMAC Bastille Trust 5.323% due 02/03/2053 •	18,695	18,498
RESIMAC Premier 5.460% due 07/10/2052 •	4,893	4,859
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~	4,566	4,036
Starwood Mortgage Trust 5.542% due 11/15/2036 •	17,200	16,550
Tharaldson Hotel Portfolio Trust 5.760% due 11/11/2034 •	4,467	4,384
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	57,233	50,405
2.710% due 01/25/2060 ~	18,172	16,973
2.900% due 10/25/2059 ~	15,481	14,487
3.750% due 03/25/2058 ~	9,995	9,527
4.208% due 02/25/2057 ~	679	676
5.845% due 10/25/2059 •	1,613	1,604
Verus Securitization Trust
0.820% due 10/25/2063 ~	6,855	6,179
1.630% due 10/25/2066 ~	38,466	31,881
Wells Fargo Commercial Mortgage Trust 5.906% due 12/13/2031 •	5,400	5,353

Total Non-Agency Mortgage-Backed Securities (Cost $822,921)		745,833

ASSET-BACKED SECURITIES 24.9%
ACAS CLO Ltd. 5.685% due 10/18/2028 •	20,058	19,830
American Money Management Corp. CLO Ltd. 5.662% due 04/17/2029 •	6,001	6,002
Anchorage Capital CLO Ltd. 5.842% due 07/15/2030 •	4,368	4,321
Apex Credit CLO Ltd. 5.953% due 09/20/2029 •	7,378	7,310
Apidos CLO
5.695% due 07/18/2029 •	24,900	24,686
5.722% due 07/17/2030 •	15,800	15,613
5.818% due 04/20/2031 •	9,450	9,368
Arbor Realty Commercial Real Estate Notes Ltd. 5.784% due 05/15/2036 •	6,400	6,317
AREIT Trust
5.789% due 11/17/2038 •	22,898	22,137
5.809% due 01/16/2037 •	38,217	37,087
6.044% due 09/14/2036 •	584	569
Ares CLO Ltd.
5.662% due 01/15/2029 •	6,649	6,589
5.845% due 04/18/2031 ~	2,200	2,173
Atlas Senior Loan Fund Ltd.
5.678% due 04/20/2028 •	641	642
5.895% due 04/22/2031 •	2,000	1,960
Barings CLO Ltd. 5.758% due 07/20/2029 ~	4,285	4,266
Benefit Street Partners CLO Ltd.
5.742% due 10/15/2030 •	12,158	12,034

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

5.822% due 01/17/2032 •	8,600	8,471
BlueMountain CLO Ltd. 5.995% due 10/22/2030 •	4,380	4,348
BXMT Ltd. 6.073% due 11/15/2037 •	57,900	56,444
Capital One Multi-Asset Execution Trust 5.264% due 07/15/2027 •	38,600	38,611
Capital One Prime Auto Receivables Trust 5.208% due 09/15/2025 •	43,630	43,617
Carlyle Global Market Strategies CLO Ltd.
5.819% due 08/14/2030 •	40,907	40,467
5.865% due 07/27/2031 •	4,711	4,653
Carlyle US CLO Ltd. 5.808% due 04/20/2031 •	10,000	9,846
Carmax Auto Owner Trust 5.258% due 01/15/2026 •	20,300	20,294
Carmax Auto Owner Trust 5.458% due 12/15/2025 •	29,700	29,747
Carrington Mortgage Loan Trust 6.058% due 07/20/2030 •	6,766	6,716
Catamaran CLO Ltd. 5.915% due 04/22/2030 •	19,931	19,714
Chesapeake Funding LLC
0.870% due 08/15/2032	5,105	5,045
5.334% due 08/15/2032 •	5,559	5,559
CIFC Funding Ltd. 5.766% due 10/24/2030 •	42,626	42,120
CIT Mortgage Loan Trust 6.195% due 10/25/2037 •	2,409	2,400
Citibank Credit Card Issuance Trust
5.049% due 06/09/2025 •	30,000	30,004
5.319% due 08/07/2027 •	34,100	34,137
5.372% due 04/22/2026 •	56,100	56,153
5.569% due 05/14/2029 ~	5,550	5,531
Commonbond Student Loan Trust 5.695% due 05/25/2041 ~	317	311
Crestline Denali CLO Ltd. 5.838% due 04/20/2030 •	20,507	20,242
Daimler Trucks Retail Trust 5.070% due 09/16/2024	658	655
Discover Card Execution Note Trust
5.074% due 03/15/2026 •	16,000	15,999
5.284% due 12/15/2026 •	34,100	34,097
DLLAD LLC 5.190% due 04/20/2026	17,500	17,442
DLLMT LLC 1.000% due 07/21/2025	3,000	2,880
Dryden CLO Ltd. 5.908% due 01/17/2033 •	3,400	3,339
Dryden Senior Loan Fund 5.772% due 04/15/2028 •	4,310	4,269
Edsouth Indenture LLC 5.575% due 04/25/2039 •	357	353
Elevation CLO Ltd. 5.768% due 10/25/2030 •	15,368	15,221
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	7,227	6,305
Enterprise Fleet Financing LLC
3.030% due 01/20/2028	19,719	19,232
5.330% due 03/20/2024	14,460	14,465
Ford Credit Auto Lease Trust 5.208% due 06/15/2025 ~	9,700	9,710
Ford Credit Auto Owner Trust
5.028% due 04/15/2024	3,300	3,300
5.078% due 04/15/2025 •	21,132	21,146
5.322% due 03/15/2026 •	40,000	40,049
Ford Credit Floorplan Master Owner Trust 5.184% due 09/15/2025 •	47,700	47,658
Foursight Capital Automobile Receivables Trust 1.150% due 09/15/2025	10,207	10,075
Galaxy CLO Ltd. 5.762% due 10/15/2030 •	6,808	6,745
Gallatin CLO Ltd. 5.169% due 07/15/2031 •	6,000	5,882
GM Financial Automobile Leasing Trust 5.178% due 03/16/2026 •	21,000	20,997
GM Financial Consumer Automobile Receivables Trust
5.158% due 09/16/2025 •	37,624	37,617
5.208% due 11/17/2025 •	12,500	12,514
GoldenTree Loan Management U.S. CLO Ltd. 5.718% due 11/20/2030 •	31,500	31,182
GPMT Ltd. 6.011% due 07/16/2035 •	25,387	24,927

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Halseypoint CLO Ltd. 5.908% due 07/20/2031 •	13,139	12,988
Harley Davidson Motorcycle Trust 5.088% due 06/15/2026 •	3,450	3,452
Harley Davidson Motorcycle Trust 5.320% due 06/15/2026	4,000	4,004
Hyundai Auto Lease Securitization Trust
0.380% due 09/16/2024	68,900	67,594
5.258% due 01/15/2025 •	13,848	13,866
KKR CLO Ltd. 5.735% due 07/18/2030 •	3,582	3,546
Kubota Credit Owner Trust 5.400% due 02/17/2026	10,000	9,989
LCM LP
5.668% due 07/19/2027 •	3,546	3,512
5.808% due 07/20/2030 •	736	727
5.848% due 10/20/2027 •	809	808
LCM Ltd.
5.862% due 04/15/2031 •	1,000	982
5.968% due 10/20/2028 •	5,441	5,396
LMREC LLC 5.847% due 04/22/2037 •	4,092	4,063
LoanCore Issuer Ltd. 5.473% due 07/15/2035 •	7,283	7,182
Madison Park Funding Ltd.
0.000% due 07/29/2030 ~	3,984	3,955
5.735% due 01/22/2028 •	399	397
5.785% due 07/27/2031 •	7,316	7,240
5.798% due 04/20/2032 •	4,500	4,420
5.815% due 07/21/2030 ~	3,913	3,879
5.938% due 04/25/2032 •	6,800	6,703
Magnetite Ltd. 5.744% due 11/15/2028 •	4,289	4,249
Marathon CLO Ltd. 5.942% due 04/15/2029 •	12,803	12,773
Marble Point CLO Ltd. 5.975% due 12/18/2030 •	5,331	5,267
Mercedes-Benz Auto Receivables Trust 5.090% due 01/15/2026	12,300	12,285
MMAF Equipment Finance LLC 4.924% due 12/01/2023	13,649	13,640
Mountain View CLO LLC
5.832% due 01/16/2031 •	16,500	16,314
5.882% due 10/16/2029 •	7,904	7,854
Nassau Ltd. 5.942% due 10/15/2029 •	15,375	15,317
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	5,238	4,585
1.310% due 01/15/2069	15,421	14,158
1.580% due 04/15/2070	34,871	30,502
1.690% due 05/15/2069	8,300	7,569
2.230% due 07/15/2070	27,407	24,646
3.130% due 02/15/2068	2,773	2,645
5.684% due 04/15/2069 •	9,572	9,373
Navient Student Loan Trust
5.645% due 07/26/2066 •	5,542	5,391
5.895% due 12/27/2066 •	14,867	14,558
Nelnet Student Loan Trust
1.420% due 04/20/2062	827	744
5.067% due 12/24/2035 •	2,097	2,052
5.445% due 03/25/2030 •	354	353
5.645% due 09/25/2065 •	10,041	9,959
5.645% due 08/25/2067 •	15,766	15,565
5.695% due 02/25/2066 •	7,929	7,786
Neuberger Berman CLO Ltd.
5.725% due 10/18/2029 ~	2,000	1,978
5.818% due 04/19/2030 •	1,365	1,353
5.848% due 04/20/2031 •	600	592
Northstar Education Finance, Inc. 5.545% due 12/26/2031 ~	230	229
Octagon Investment Partners Ltd. 5.869% due 02/14/2031 ~	3,900	3,825
Oscar U.S. Funding LLC
0.390% due 08/12/2024	1,888	1,874
1.600% due 03/10/2025	26,396	25,936
OZLM Ltd.
5.772% due 10/17/2029 ~	26,932	26,563
5.802% due 07/17/2029 •	2,797	2,780
5.902% due 05/16/2030 •	6,092	6,050
Palmer Square Loan Funding Ltd.
5.475% due 02/20/2028 •	7,550	7,494
5.708% due 04/20/2029 •	2,676	2,662
Pawneee Equipment Receivables LLC 4.840% due 02/15/2028	4,351	4,329

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

PFP Ltd. 5.534% due 04/14/2038 •	3,983	3,894
PHEAA Student Loan Trust 5.795% due 11/25/2065 •	4,377	4,284
PRET LLC 1.868% due 07/25/2051 þ	4,759	4,425
Ready Capital Mortgage Financing LLC
5.845% due 04/25/2038 •	15,247	14,938
6.218% due 01/25/2037 •	25,000	24,526
Romark CLO Ltd. 5.845% due 10/23/2030 •	40,500	40,076
Santander Drive Auto Receivables Trust 2.120% due 10/15/2026	44	44
Saranac CLO Ltd. 6.294% due 08/13/2031 •	16,400	16,230
SLM Private Credit Student Loan Trust 5.176% due 12/15/2038 •	4,812	4,582
SLM Student Loan Trust
4.958% due 10/25/2028 •	222	221
5.495% due 12/27/2038 ~	2,022	1,986
5.545% due 01/25/2029 •	2,327	2,247
6.318% due 04/25/2023 •	161	160
SMB Private Education Loan Trust
1.290% due 07/15/2053	15,678	14,055
2.340% due 09/15/2034	2,578	2,481
5.284% due 03/17/2053 •	6,505	6,275
5.584% due 09/15/2034 •	5,039	4,991
5.784% due 09/15/2034 •	2,012	1,998
5.784% due 07/15/2053 •	1,977	1,933
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	11,300	11,312
SoFi Professional Loan Program LLC
2.650% due 09/25/2040	1,096	1,049
2.740% due 05/25/2040	370	366
5.195% due 02/25/2042 •	28	28
5.445% due 07/25/2040 •	113	113
5.545% due 03/26/2040 ~	124	124
5.795% due 01/25/2039 ~	42	42
6.145% due 02/25/2040 •	358	357
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	13,332	12,132
Sound Point CLO Ltd.
5.715% due 01/23/2029 •	4,958	4,921
5.788% due 10/20/2030 •	4,500	4,434
5.798% due 07/25/2030 ~	27,573	27,205
5.805% due 01/23/2029 •	7,781	7,769
5.858% due 10/20/2028 •	1,154	1,151
5.872% due 04/15/2030 •	2,530	2,507
5.922% due 07/26/2031 •	600	592
5.945% due 04/18/2031 •	1,000	983
Starwood Mortgage Trust 5.908% due 11/15/2038 •	23,200	22,753
Stratus CLO Ltd. 5.708% due 12/28/2029 •	4,439	4,387
Symphony Static CLO Ltd. 5.648% due 10/25/2029 •	3,652	3,604
TCW CLO Ltd. 5.788% due 04/25/2031 •	19,100	18,817
TICP CLO Ltd. 5.648% due 04/20/2028 ~	185	185
Towd Point HE Trust 0.918% due 02/25/2063 ~	8,447	7,909
Toyota Auto Loan Extended Note Trust 1.350% due 05/25/2033	41,800	38,849
Toyota Auto Receivables Owner Trust 5.128% due 08/15/2025 •	9,870	9,869
Venture CLO Ltd.
5.798% due 07/20/2030 •	34,172	33,711
5.828% due 04/20/2029 •	19,613	19,531
5.858% due 07/20/2030 •	8,461	8,366
5.983% due 08/28/2029 •	27,186	26,838
Vibrant CLO Ltd. 5.913% due 06/20/2029 ~	5,497	5,442
VMC Finance LLC 5.861% due 06/16/2036 •	11,280	10,717
Voya CLO Ltd.
5.742% due 04/17/2030 •	26,592	26,286
5.772% due 06/07/2030 •	8,950	8,863
5.792% due 10/15/2030 •	14,086	13,916
Wellfleet CLO Ltd.
5.698% due 04/20/2029 •	5,940	5,882
5.698% due 07/20/2029 •	11,760	11,618
World Omni Auto Receivables Trust
4.988% due 07/15/2026 •	23,850	23,851

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

5.128% due 10/15/2025 •	7,010	7,008

Total Asset-Backed Securities (Cost $2,126,520)		2,092,179

SOVEREIGN ISSUES 1.3%
CPPIB Capital, Inc. 6.099% (SOFRINDX + 1.250%) due 04/04/2025 ~	72,750	73,782
Korea Development Bank 5.044% (SOFRINDX + 0.250%) due 03/09/2024 ~	500	500
Korea National Oil Corp. 5.667% (US0003M + 0.875%) due 07/16/2023 ~	7,400	7,407
PSP Capital, Inc. 5.008% (SOFRINDX + 0.240%) due 03/03/2025 ~	27,400	27,301

Total Sovereign Issues (Cost $109,245)		108,990

SHORT-TERM INSTRUMENTS 25.2%
CERTIFICATES OF DEPOSIT 0.0%
Toronto-Dominion Bank 5.430% due 04/21/2023	2,300	2,300

COMMERCIAL PAPER 8.8%
Amcor Flexibles North America, Inc. 4.980% due 04/06/2023	11,700	11,690
Arrow Electronics, Inc. 5.500% due 04/03/2023	11,350	11,345
BAT International Finance PLC
5.900% due 05/24/2023	9,700	9,621
5.900% due 05/25/2023	9,700	9,620
5.900% due 05/30/2023	15,550	15,409
5.910% due 05/30/2023	1,800	1,784
6.000% due 05/19/2023	48,100	47,747
Conagra Brands, Inc. 5.450% due 04/06/2023	26,450	26,426
Constellation Brands, Inc.
5.260% due 04/04/2023	4,600	4,597
5.290% due 04/10/2023	10,950	10,933
5.290% due 04/12/2023	2,800	2,795
5.730% due 04/17/2023	2,500	2,494
Crown Castle, Inc. 5.740% due 04/11/2023	30,550	30,499
Dominion Energy, Inc. 5.800% due 04/24/2023	8,000	7,972
Duke Energy Corp. 5.800% due 04/20/2023	10,650	10,619
Edison International
5.550% due 05/11/2023	4,850	4,822
5.550% due 05/19/2023	7,650	7,596
Enbridge (US), Inc. 4.980% due 04/05/2023	13,050	13,040
Enel Finance America LLC
6.000% due 04/19/2023	20,575	20,516
6.000% due 04/21/2023	21,725	21,656
Entergy Corp. 5.000% due 04/05/2023	8,100	8,094
Global Payments, Inc.
5.900% due 04/28/2023	60,000	59,733
5.900% due 05/01/2023	22,700	22,588
Humana, Inc.
5.050% due 04/05/2023	2,900	2,898
5.750% due 04/17/2023	38,990	38,895
International Flavors & Fragrances, Inc.
5.950% due 04/20/2023	2,350	2,343
5.950% due 04/24/2023	4,050	4,036
6.000% due 05/01/2023 (a)	4,000	3,982
6.000% due 05/05/2023 (a)	30,050	29,895
Mercedes-Benz Finance North America LLC 5.500% due 04/25/2023	26,700	26,607
Mondelez International, Inc. 5.120% due 04/14/2023	49,900	49,801
NextEra Energy Capital Holdings, Inc.
5.600% due 05/08/2023	3,600	3,579
5.600% due 05/09/2023	3,600	3,579
5.900% due 04/17/2023	31,950	31,869
Quanta Services, Inc. 5.850% due 04/06/2023	13,800	13,787
Republic Services, Inc.
5.730% due 04/18/2023	1,000	997
5.750% due 04/17/2023	1,700	1,696
Southern California Edison Co.
5.400% due 04/10/2023	5,600	5,592
5.850% due 04/24/2023	18,000	17,936

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Walgreens Boots
5.180% due 04/03/2023	43,700	43,681
5.600% due 04/10/2023	2,250	2,247
5.800% due 05/03/2023 (a)	43,700	43,481
5.900% due 04/24/2023	54,850	54,653

		743,150

REPURCHASE AGREEMENTS (e) 16.3%		1,373,516

SHORT-TERM NOTES 0.1%
CCG Receivables Trust 5.395% due 03/14/2024	$10,000	10,005
Toyota Motor Credit Corp. 5.570% (SOFRRATE + 0.750%) due 07/25/2023 ~	375	376

		10,381

Total Short-Term Instruments (Cost $2,129,500)		2,129,347

Total Investments in Securities (Cost $9,345,787)		9,186,677

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund
4.950% (b)(c)(d)	502,250	502

Total Short-Term Instruments (Cost $502)		502

Total Investments in Affiliates (Cost $502)		502

Total Investments 109.1% (Cost $9,346,289)		$9,187,179
Other Assets and Liabilities, net (9.1)%		(764,524)

Net Assets 100.0%		$8,422,655

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $486 were out on loan in exchange for $502 of cash collateral as of March 31, 2023.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.840%	04/03/2023	04/04/2023	$634,400	U.S. Treasury Notes 0.750% - 1.375% due 05/31/2026 - 11/15/2031		$(647,252)	$634,400	$634,400
	4.890	03/31/2023	04/03/2023	634,800	U.S. Treasury Inflation Protected Securities 0.500% - 3.625% due 01/15/2028 - 02/15/2044		(651,188)	634,800	635,059
FICC	2.200	03/31/2023	04/03/2023	916	U.S. Treasury Notes 2.250% due 10/31/2024		(934)	916	916
RCY	4.920	03/31/2023	04/03/2023	103,400	U.S. Treasury Notes 0.625% due 05/15/2030		(106,003)	103,400	103,442

Total Repurchase Agreements							$(1,405,377)	$1,373,516	$1,373,817

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(19) at a weighted average interest rate of 3.186%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$2,383,126	$0	$2,383,126
Industrials					0	903,139	0	903,139
Utilities					0	473,282	0	473,282
U.S. Government Agencies					0	350,781	0	350,781
Non-Agency Mortgage-Backed Securities					0	745,833	0	745,833
Asset-Backed Securities					0	2,092,179	0	2,092,179
Sovereign Issues					0	108,990	0	108,990
Short-Term Instruments
Certificates of Deposit					0	2,300	0	2,300
Commercial Paper					0	743,150	0	743,150
Repurchase Agreements					0	1,373,516	0	1,373,516
Short-Term Notes					0	10,381	0	10,381

					$0	$9,186,677	$0	$9,186,677
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					502	0	0	502

Total Investments					$502	$9,186,677	$0	$9,187,179

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.5% ¤
MUNICIPAL BONDS & NOTES 95.7%
ALABAMA 3.2%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 10/01/2052	$7,385	$7,294
4.320% (MUNIPSA) due 10/01/2052 ~	2,000	1,927
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	5,000	5,269
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020 5.000% due 08/01/2027	1,000	1,084
Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023
5.000% due 11/15/2035	1,500	1,678
5.000% due 11/15/2036	1,220	1,342
5.000% due 11/15/2037	875	953
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 5.500% due 10/01/2053	3,450	3,539
Lower Alabama Gas District Revenue Bonds, Series 2020 4.000% due 12/01/2050	3,000	2,975
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	1,350	1,299
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,935	2,854

		30,214

ALASKA 0.3%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	1,905	2,177
Alaska Municipal Bond Bank, Revenue Bond, Series 2023 5.000% due 12/01/2042	1,000	1,102

		3,279

ARIZONA 1.3%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,750	2,737
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	5,000	5,014
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	421
Phoenix, Arizona General Obligation Refunding Notes, Series 2022 5.000% due 07/01/2026	1,500	1,626
Town of Gilbert, Arizona General Obligation Notes, Series 2022 5.000% due 07/15/2027	2,000	2,223

		12,021

CALIFORNIA 7.4%
Anaheim Public Financing Authority, California Revenue Notes, (AGM/CR Insured), Series 2019 5.000% due 09/01/2027	2,500	2,747
Bay Area Toll Authority, California Revenue Bonds, Series 2021 4.420% (MUNIPSA) due 04/01/2056 ~	2,000	1,982
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 01/01/2054	8,500	8,705
California Department of Water Resources State Revenue Bonds, Series 2020 1.789% due 12/01/2035	2,500	1,815
California Department of Water Resources State Revenue Bonds, Series 2021 2.132% due 12/01/2033	3,315	2,643
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2036	1,000	1,013
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2040	3,250	3,192
California State General Obligation Bonds, Series 2016 4.000% due 09/01/2037	4,495	4,592
California State General Obligation Notes, Series 2018 5.000% due 10/01/2028	3,500	4,014
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	6,400	7,018
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (c)	1,500	696
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021 4.000% due 01/15/2033	1,139	1,180

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2021 1.313% due 08/01/2028	5,735	4,904
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034	3,000	2,509
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.687% due 06/01/2030	6,000	5,097
Huntington Beach Union High School District, California General Obligation Notes, Series 2021 1.884% due 08/01/2029	3,000	2,567
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2038	1,000	1,155
Los Angeles, California Wastewater System Revenue Bonds, Series 2015 5.000% due 06/01/2029	1,350	1,430
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013 5.000% due 08/15/2029	1,000	1,007
San Francisco, California City & County Certificates of Participation Bonds, Series 2017 4.000% due 04/01/2036	6,320	6,418
University of California Revenue Bonds, Series 2013 5.000% due 05/15/2048	6,120	6,137

		70,821

COLORADO 1.1%
Colorado Health Facilities Authority Revenue Bonds, Series 2018 5.000% due 11/15/2048	2,500	2,633
Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2031	850	934
5.000% due 11/15/2049	1,500	1,604
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2035	1,200	1,349
5.250% due 11/01/2037	1,450	1,597
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2035	1,250	1,427
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 07/15/2028	875	942

		10,486

CONNECTICUT 3.4%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2023	1,635	1,648
5.000% due 08/15/2027	3,000	3,295
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2031	3,500	4,090
5.000% due 05/01/2032	1,380	1,610
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 10/01/2033	1,020	1,148
Connecticut Special Tax State Revenue Bonds, Series 2022 5.000% due 07/01/2039	5,000	5,691
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	4,099
Connecticut State General Obligation Bonds, Series 2020 4.000% due 06/01/2031	1,750	1,915
Connecticut State General Obligation Notes, Series 2022
5.000% due 09/15/2028	1,000	1,136
5.000% due 11/15/2028	4,100	4,676
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,328
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	2,091

		32,727

DELAWARE 0.2%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,000	1,834

DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	2,000	2,117

FLORIDA 1.9%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,002
Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2030	450	507
5.000% due 07/01/2031	900	1,013
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	4,500	4,454
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020 5.000% due 10/01/2032	1,000	1,156
Orange County Health Facilities Authority, Florida Revenue Notes, Series 2023
5.000% due 10/01/2028	1,450	1,621
5.000% due 10/01/2029	1,000	1,132

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	3,500	3,036
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2034 (c)	1,850	1,063
Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2027 (c)	350	285
0.000% due 10/01/2029 (c)	700	520
School District of Broward County, Florida Certificates of Participation Bonds, Series 2020 5.000% due 07/01/2032	2,000	2,327
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2033 (c)	200	137

		18,253

GEORGIA 4.3%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,000	1,706
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2038	1,800	1,978
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	3,000	2,979
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	3,750	3,733
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	645
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,250	1,191
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,000	1,147
Georgia State General Obligation Notes, Series 2022 5.000% due 07/01/2030	6,640	7,879
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	752
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	700	700
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 3.954% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,510	1,513
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2033	2,500	2,607
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	1,915	1,881
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	3,000	3,131
5.000% due 07/01/2053	3,000	3,177
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2031	1,200	1,312
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2027	335	363
5.000% due 01/01/2028	400	442
5.000% due 01/01/2029	450	505
5.000% due 01/01/2031	360	408
5.000% due 01/01/2032	285	321
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2029	1,000	1,098
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2028	175	189
5.000% due 01/01/2029	165	180
Municipal Electric Authority of Georgia Revenue Notes, Series 2023 5.890% due 07/01/2033	1,500	1,486

		41,323

GUAM 0.1%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2023	770	773

HAWAII 0.5%
City & County Honolulu, Hawaii General Obligation Bonds, Series 2015 5.000% due 10/01/2030	2,000	2,122
City & County Honolulu, Hawaii Wastewater System Revenue Notes, Series 2020 1.473% due 07/01/2030	3,750	3,059

		5,181

ILLINOIS 5.8%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2035	6,500	6,576
Chicago, Illinois General Obligation Bonds, Series 2017 5.625% due 01/01/2030	1,865	1,990
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	1,000	1,020
Illinois Finance Authority Revenue Bonds, Series 2020 3.650% due 08/15/2049	7,600	7,600

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	2,590	2,606
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2037	5,860	6,416
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2023	2,765	2,796
Illinois State General Obligation Notes, Series 2020 5.000% due 10/01/2025	2,300	2,411
Illinois State General Obligation Notes, Series 2022 5.000% due 03/01/2026	7,000	7,407
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,500	1,505
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	2,846
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	775	847
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	500	277
0.000% due 06/15/2037 (c)	1,500	775
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,100	1,103
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	1,800	2,173
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,350	1,433
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023 5.000% due 01/01/2037	1,000	1,084
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	4,500	4,943

		55,808

INDIANA 0.9%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,500	1,515
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,825	3,432
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,686
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2029	285	323
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,500	1,492

		8,448

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	2,000	1,950

KENTUCKY 0.4%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	500	501
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	3,000	2,993

		3,494

LOUISIANA 1.3%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022
5.000% due 08/15/2027	1,200	1,314
5.000% due 08/15/2028	1,200	1,311
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2028	855	920
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2036	1,000	1,146
Louisiana State General Obligation Bonds, Series 2015 4.000% due 05/01/2035	1,700	1,729
Louisiana State Hightway Improvement Revenue Notes, Series 2021 1.592% due 06/15/2030	2,000	1,655
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	2,900	2,832
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021 4.000% due 02/01/2037	2,000	2,001

		12,908

MAINE 0.1%
Portland, Maine General Airport Revenue Notes, Series 2019
5.000% due 01/01/2028	300	333
5.000% due 01/01/2029	225	253

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

5.000% due 01/01/2030	270	307

		893

MARYLAND 2.2%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,450	1,533
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2037	225	221
5.000% due 06/01/2033	445	489
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2031	350	388
Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2035	7,000	8,412
5.000% due 06/01/2036	8,000	9,516

		20,559

MASSACHUSETTS 2.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 10/01/2037	3,400	3,971
Commonwealth of Massachusetts General Obligation Notes, Series 2022 5.000% due 10/01/2031	5,200	6,288
Massachusetts Bay Transportation Authority Revenue Notes, Series 2021 5.000% due 07/01/2028	1,000	1,136
Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023 5.000% due 07/01/2033	1,500	1,863
Massachusetts Development Finance Agency Revenue Bonds, Series 2013 5.000% due 07/01/2044	4,000	3,905
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,661
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 4.570% (MUNIPSA) due 07/01/2049 ~	1,000	988
Massachusetts Development Finance Agency Revenue Bonds, Series 2022 5.000% due 10/01/2038	1,500	1,735
Massachusetts State College Building Authority Revenue Notes, Series 2022
5.000% due 05/01/2030	500	584
5.000% due 05/01/2031	500	593

		22,724

MICHIGAN 2.1%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,035	4,516
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.794% (US0003M) due 07/01/2032 ~	3,000	2,817
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	1,175	1,312
5.000% due 07/01/2030	1,715	1,938
Lake Orion Community School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2022 4.000% due 05/01/2030	500	544
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.720% (MUNIPSA) due 04/15/2047 ~	3,500	3,425
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	1,200	1,253
Michigan Finance Authority Revenue Bonds, Series 2020 5.000% due 06/01/2040	2,500	2,598
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,500	1,563

		19,966

MINNESOTA 0.2%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022 5.000% due 01/01/2031	500	583
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017 5.000% due 12/01/2029	1,000	1,086

		1,669

MISSISSIPPI 0.2%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,501

MISSOURI 0.1%
Republic, Missouri Revenue Notes, Series 2022 4.000% due 05/01/2028	500	528

NEBRASKA 0.5%
Douglas County, Nebraska Revenue Bonds, Series 2021 4.500% (MUNIPSA) due 07/01/2035 ~	1,980	1,957

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Public Power Generation Agency, Nebraska Revenue Bonds, Series 2015 5.000% due 01/01/2030	1,085	1,117
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2025	1,905	1,971

		5,045

NEVADA 2.3%
Clark County, Nevada Revenue Bonds, Series 2010 2.100% due 06/01/2031	5,000	4,228
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2019 5.000% due 06/15/2028	5,000	5,634
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2020
5.000% due 06/15/2028	1,000	1,127
5.000% due 06/15/2029	2,030	2,327
Las Vegas Redevelopment Agency, Nevada Tax Allocation Bonds, Series 2016 5.000% due 06/15/2031	1,465	1,535
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015 5.000% due 06/01/2034	1,500	1,555
Las Vegas Valley Water District, Nevada General Obligation Notes, Series 2021 5.000% due 06/01/2029	5,000	5,775

		22,181

NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2024	220	219
4.000% due 01/01/2025	285	282

		501

NEW JERSEY 4.5%
New Jersey Economic Development Authority Revenue Bonds, Series 2013 5.520% (MUNIPSA + 1.550%) due 09/01/2027 ~	3,000	2,997
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2027	2,100	2,215
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2034	500	520
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,777
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	3,500	3,609
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.135% due 03/01/2029	2,500	2,511
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	2,000	2,157
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2006 0.000% due 12/15/2031 (c)	6,865	5,128
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (c)	1,500	980
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,380	1,476
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2035	2,250	2,317
New Jersey Turnpike Authority Revenue Bonds, Series 2017
4.000% due 01/01/2034	7,500	7,807
5.000% due 01/01/2030	2,250	2,458
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	4,500	4,869
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2025	1,020	1,054

		42,875

NEW MEXICO 1.6%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	5,000	4,350
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	3,500	3,484
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	7,950	7,915

		15,749

NEW YORK 17.5%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2038	3,750	4,181
Dobbs Ferry New York Union Free School District, General Obligation Notes, Series 2022 3.000% due 06/02/2023	2,350	2,350
Enlarged City New York School District of the City of Troy, General Obligation Notes, Series 2022 4.000% due 06/08/2023	8,000	8,009
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2029	3,000	3,118

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Monroe County Industrial Development Corp, New York Revenue Bonds, Series 2017 5.000% due 07/01/2030	1,040	1,148
Nassau County, New York General Obligation Bonds, Series 2016 5.000% due 04/01/2038	2,500	2,623
Nassau County, New York General Obligation Notes, Series 2016 5.000% due 04/01/2026	1,360	1,462
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	2,005	2,266
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,710
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2021 4.000% due 07/15/2036	5,000	5,270
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 5.000% due 08/01/2029	2,300	2,675
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
3.650% due 11/01/2042	20,000	20,000
5.000% due 08/01/2031	5,000	5,148
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 3.650% due 11/01/2044	8,000	8,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.000% due 08/01/2035	2,000	2,362
5.250% due 08/01/2040	4,890	5,613
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2020 5.000% due 11/01/2024	1,500	1,557
New York City, New York General Obligation Bonds, Series 2015 3.650% due 06/01/2044	5,000	5,000
New York City, New York General Obligation Bonds, Series 2018 3.650% due 12/01/2047	10,000	10,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 3.650% due 06/15/2048	20,000	20,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 5.000% due 06/15/2032	5,000	6,013
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2028	2,000	2,267
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023 5.000% due 02/01/2039	3,000	3,434
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	2,150	2,475
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 4.000% due 05/01/2045	4,740	4,600
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,392
5.000% due 01/15/2032	500	555
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	4,705	5,033
4.000% due 02/15/2047	5,000	4,875
New York State Dormitory Authority Revenue Notes, Series 2021 1.952% due 03/15/2029	5,000	4,309
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	2,992
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2026	1,070	1,147
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023 5.250% due 05/15/2058	4,000	4,408
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2022 5.000% due 11/15/2032	4,200	5,085
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,320
5.000% due 06/01/2027	2,800	2,939

		167,336

NORTH CAROLINA 3.2%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 3.650% due 01/15/2037	17,765	17,765
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021
5.000% due 01/15/2049	2,000	2,321
5.000% due 01/15/2050	2,700	3,036
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Notes, Series 2022 5.000% due 01/15/2028	1,000	1,117
State of North Carolina Build Revenue Notes, Series 2022 5.000% due 05/01/2028	5,625	6,356
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2026	250	255

		30,850

OHIO 2.8%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Notes, Series 2022 5.000% due 11/15/2028	400	448
Allen County, Ohio Hospital Facilities Revenue Notes, Series 2020 5.000% due 12/01/2029	1,500	1,710
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2035	1,000	1,073

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

5.000% due 06/01/2036	2,065	2,199
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,321
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2033	700	810
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	3,000	3,067
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2033	510	596
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2029	115	126
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	3,200	2,831
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008 3.720% due 01/01/2043	8,000	8,000
Ohio Water Development Authority Revenue Notes, Series 2019 5.000% due 12/01/2028	1,000	1,146
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2032	2,000	2,348
Worthington City School District, Ohio General Obligation, Series 2023
0.000% due 12/01/2031 (c)	845	635
0.000% due 12/01/2032 (c)	880	635

		26,945

OREGON 0.8%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2035	1,500	1,659
5.000% due 08/15/2036	1,500	1,646
5.000% due 08/15/2037	1,600	1,742
5.000% due 08/15/2038	1,000	1,083
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020
5.000% due 06/15/2028	700	790
5.000% due 06/15/2029	800	922

		7,842

PENNSYLVANIA 4.1%
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	1,500	1,564
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	2,000	2,192
Commonwealth of Pennsylvania General Obligation Notes, Series 2019 5.000% due 07/15/2024	5,000	5,156
Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022 5.000% due 10/01/2033	5,000	6,049
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds Series 2023 4.000% due 03/01/2035	1,100	1,177
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Notes, Series 2023 4.000% due 03/01/2033	600	653
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	4,500	4,774
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	3,500	3,526
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029 (a)	5,500	5,605
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	359
5.000% due 08/15/2031	300	317
5.000% due 08/15/2033	1,000	1,052
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,374
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2042	3,750	4,286
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2022 5.000% due 06/01/2031	1,000	1,184

		39,268

PUERTO RICO 2.2%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.705% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,164
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	26,355	5,129
4.500% due 07/01/2034	8,671	8,580
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	7,000	6,388

		21,261

RHODE ISLAND 1.4%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	11,000	11,197

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

5.000% due 06/01/2040	2,000	2,017

		13,214

SOUTH CAROLINA 0.4%
Charleston Educational Excellence Finance Corp., South Carolina Revenue Notes, Series 2020 1.869% due 12/01/2029	4,200	3,565

SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 11/01/2027	925	959
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	900	953

		1,912

TENNESSEE 2.2%
Knox County, Tennessee Health Educational & Housing Facility Board Revenue Notes, Series 2022 3.950% due 12/01/2027	3,500	3,541
Tennergy Corp, Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	6,000	6,374
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	4,500	4,577
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	1,971
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	3,000	3,053
5.250% due 09/01/2026	1,745	1,808

		21,324

TEXAS 5.7%
Arlington Higher Education Finance Corp., Texas Revenue Notes, (PSF Insured), Series 2021 4.000% due 02/15/2028	300	314
Austin Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022 5.000% due 08/01/2028	2,000	2,271
Central Texas Turnpike System Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2002 0.000% due 08/15/2026 (c)	3,000	2,735
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (c)	5,000	2,650
Clifton Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2021
4.000% due 08/15/2034	950	1,014
4.000% due 08/15/2036	700	733
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016 5.000% due 08/15/2025	2,115	2,235
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021 4.000% due 11/01/2045	1,000	987
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2034	3,000	3,536
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,002
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 5.000% due 08/15/2031	920	1,054
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 5.000% due 12/01/2025	500	519
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 3.913% (US0001M) due 11/15/2046 ~	1,000	1,002
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	3,684
Houston, Texas General Obligation Notes, Series 2019 5.000% due 03/01/2029	1,100	1,256
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,614
Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022 5.000% due 02/01/2030	2,290	2,670
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	2,875	3,053
Permanent University Fund - University of Texas System Revenue Bonds, Series 2023 5.000% due 07/01/2040 (a)	1,090	1,258
Permanent University Fund - University of Texas System Revenue Notes, Series 2023 5.000% due 07/01/2033 (a)	1,000	1,232
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,240
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2022 5.000% due 10/01/2030	450	523
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.710% (US0003M) due 12/15/2026 ~	2,500	2,466
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,185	1,247
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 12/31/2033	2,000	2,136
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	250	283

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

5.000% due 10/15/2030	3,010	3,401
Texas Water Development Board Revenue Notes, Series 2022
5.000% due 08/01/2029	1,050	1,218
5.000% due 10/15/2029	1,200	1,397
5.000% due 10/15/2030	1,775	2,106
Williamson County, Texas General Obligation Notes, Series 2021 0.640% due 02/15/2026	2,500	2,247

		54,083

VIRGINIA 1.6%
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020 5.000% due 07/01/2053	6,700	7,594
Virginia College Building Authority Revenue Notes, Series 2021 5.000% due 02/01/2028	4,500	5,066
Virginia Public School Authority Revenue Notes, Series 2022 5.000% due 01/15/2029	2,320	2,673

		15,333

WASHINGTON 1.6%
Energy Northwest, Washington Revenue Bonds, Series 2018 5.000% due 07/01/2031	3,035	3,410
Energy Northwest, Washington Revenue Bonds, Series 2022 5.000% due 07/01/2035	3,000	3,550
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017 4.000% due 09/01/2037	5,000	5,120
Seattle, Washington Solid Waste Revenue Notes, Series 2014 5.000% due 05/01/2024	545	559
State of Washington General Obligation Refunding Notes, Series 2022 4.000% due 07/01/2026	1,900	2,001
Washington Health Care Facilities Authority Revenue Bonds, Series 2020 5.000% due 09/01/2032	450	498

		15,138

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	807	807

WISCONSIN 3.1%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,250	2,344
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2030	265	249
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 3.720% due 04/01/2048	9,370	9,370
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	4,440	4,210
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2028 (c)	1,075	898
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,000	3,790
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2029	1,925	2,160
Wisconsin State General Obligation Notes, Series 2022 4.390% (MUNIPSA) due 05/01/2025 ~	5,045	5,032
Wisconsin State Revenue Notes, Series 2023 4.514% due 05/01/2031	2,000	2,005

		30,058

Total Municipal Bonds & Notes (Cost $907,748)		914,764

SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS (f) 0.1%		554

SHORT-TERM NOTES 0.2%
Federal Home Loan Bank 4.550% due 04/06/2023 (c)(d)	2,200	2,199

U.S. TREASURY BILLS 3.4%
4.572% due 04/04/2023 - 05/11/2023 (b)(c)	32,300	32,210

MUNICIPAL BONDS & NOTES 1.1%
Los Angeles, California Revenue Notes, Series 2022 4.000% due 06/29/2023	6,705	6,727

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Tompkins-Seneca-Tioga Board of Cooperative Educational Services, New York Revenue Notes, Series 2022 4.750% due 06/30/2023	4,100	4,117

Total Municipal Bonds & Notes (Cost $10,841)		10,844

Total Short-Term Instruments (Cost $45,807)		45,807

Total Investments in Securities (Cost $953,555)		960,571

Total Investments 100.5% (Cost $953,555)		$960,571
Other Assets and Liabilities, net (0.5)%		(4,469)

Net Assets 100.0%		$956,102

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Coupon represents a weighted average yield to maturity.
	(c)							Zero coupon security.
	(d)							Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$554	U.S. Treasury Notes 2.250% due 10/31/2024		$(566)	$554	$554

Total Repurchase Agreements							$(566)	$554	$554

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$30,214	$0	$30,214
	Alaska				0	3,279	0	3,279
	Arizona				0	12,021	0	12,021
	California				0	70,821	0	70,821
	Colorado				0	10,486	0	10,486
	Connecticut				0	32,727	0	32,727
	Delaware				0	1,834	0	1,834
	District of Columbia				0	2,117	0	2,117
	Florida				0	18,253	0	18,253
	Georgia				0	41,323	0	41,323
	Guam				0	773	0	773
	Hawaii				0	5,181	0	5,181
	Illinois				0	55,808	0	55,808
	Indiana				0	8,448	0	8,448
	Iowa				0	1,950	0	1,950
	Kentucky				0	3,494	0	3,494
	Louisiana				0	12,908	0	12,908
	Maine				0	893	0	893
	Maryland				0	20,559	0	20,559
	Massachusetts				0	22,724	0	22,724
	Michigan				0	19,966	0	19,966
	Minnesota				0	1,669	0	1,669
	Mississippi				0	1,501	0	1,501
	Missouri				0	528	0	528
	Nebraska				0	5,045	0	5,045
	Nevada				0	22,181	0	22,181
	New Hampshire				0	501	0	501
	New Jersey				0	42,875	0	42,875
	New Mexico				0	15,749	0	15,749
	New York				0	167,336	0	167,336
	North Carolina				0	30,850	0	30,850
	Ohio				0	26,945	0	26,945
	Oregon				0	7,842	0	7,842
	Pennsylvania				0	39,268	0	39,268
	Puerto Rico				0	21,261	0	21,261
	Rhode Island				0	13,214	0	13,214
	South Carolina				0	3,565	0	3,565
	South Dakota				0	1,912	0	1,912
	Tennessee				0	21,324	0	21,324
	Texas				0	54,083	0	54,083
	Virginia				0	15,333	0	15,333

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Washington	0	15,138	0	15,138
West Virginia	0	807	0	807
Wisconsin	0	30,058	0	30,058
Short-Term Instruments
Repurchase Agreements	0	554	0	554
Short-Term Notes	0	2,199	0	2,199
U.S. Treasury Bills	0	32,210	0	32,210
Municipal Bonds & Notes	0	10,844	0	10,844

Total Investments	$0	$960,571	$0	$960,571

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.3% ¤
CORPORATE BONDS & NOTES 97.2%
BANKING & FINANCE 36.8%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	$2,346	$2,108
3.300% due 01/30/2032	498	413
3.400% due 10/29/2033	146	119
3.850% due 10/29/2041	63	48
4.450% due 10/01/2025	499	483
Aflac, Inc. 4.750% due 01/15/2049	51	48
AIA Group Ltd. 4.950% due 04/04/2033 (a)	1,100	1,108
Aircastle Ltd. 4.250% due 06/15/2026	10	10
Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033	1,879	1,410
4.900% due 12/15/2030	48	47
Alleghany Corp. 3.250% due 08/15/2051	1,631	1,190
Ally Financial, Inc.
1.450% due 10/02/2023	358	346
2.200% due 11/02/2028	38	30
3.875% due 05/21/2024	40	38
5.800% due 05/01/2025	130	126
American Express Co.
3.950% due 08/01/2025	657	645
4.050% due 12/03/2042	123	114
4.420% due 08/03/2033 •	767	734
American International Group, Inc. 3.900% due 04/01/2026	602	586
American Tower Corp.
1.450% due 09/15/2026	100	89
2.100% due 06/15/2030	843	689
2.300% due 09/15/2031	100	80
2.400% due 03/15/2025	985	936
2.750% due 01/15/2027	577	532
2.900% due 01/15/2030	1,173	1,021
2.950% due 01/15/2051	763	489
3.125% due 01/15/2027	354	330
3.375% due 10/15/2026	603	572
3.600% due 01/15/2028	495	465
ANZ New Zealand International Ltd. 1.250% due 06/22/2026	136	121
Aon Corp.
2.800% due 05/15/2030	769	680
2.900% due 08/23/2051	750	502
5.000% due 09/12/2032	100	101
Arch Capital Group Ltd. 3.635% due 06/30/2050	142	106
Ares Capital Corp.
2.875% due 06/15/2027	276	237
2.875% due 06/15/2028	10	8
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	56	48
Athene Global Funding
0.914% due 08/19/2024	511	477
1.000% due 04/16/2024	10	9
1.608% due 06/29/2026	1,533	1,326
1.716% due 01/07/2025	41	38
2.673% due 06/07/2031	10	8
Australia & New Zealand Banking Group Ltd.
2.570% due 11/25/2035 •(g)	751	580
2.950% due 07/22/2030 •	242	224
Aviation Capital Group LLC
1.950% due 01/30/2026	170	151
6.250% due 04/15/2028 (a)	1,600	1,601
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	45	40
2.528% due 11/18/2027	244	207
2.875% due 02/15/2025	1,636	1,536
5.500% due 01/15/2026	1,508	1,478

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Banco Bilbao Vizcaya Argentaria SA 5.862% due 09/14/2026 •	47	47
Banco de Credito e Inversiones SA 3.500% due 10/12/2027	882	804
Banco Santander Chile 2.700% due 01/10/2025	125	120
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025	149	148
Banco Santander SA
1.849% due 03/25/2026	86	77
4.175% due 03/24/2028 •	50	47
5.147% due 08/18/2025	717	704
5.294% due 08/18/2027	648	638
Bank of America Corp.
1.530% due 12/06/2025 •	1,083	1,013
2.572% due 10/20/2032 •	3,024	2,474
2.687% due 04/22/2032 •	58	48
3.384% due 04/02/2026 •	1,024	983
3.419% due 12/20/2028 •	1,855	1,725
3.458% due 03/15/2025 •	1,382	1,353
3.500% due 04/19/2026	1,000	962
3.970% due 03/05/2029 •	100	95
4.000% due 04/01/2024	431	426
4.083% due 03/20/2051 •	2,114	1,740
4.271% due 07/23/2029 •	1,098	1,058
4.827% due 07/22/2026 •	659	652
4.948% due 07/22/2028 •	424	422
5.015% due 07/22/2033 •	1,536	1,520
5.080% due 01/20/2027 •	1,129	1,126
6.204% due 11/10/2028 •	813	851
Bank of New York Mellon Corp.
5.802% due 10/25/2028 •	46	48
5.834% due 10/25/2033 •	558	596
Bank of New Zealand 1.000% due 03/03/2026	110	98
Bank of Nova Scotia 1.050% due 03/02/2026	53	48
Barclays PLC
3.932% due 05/07/2025 •	128	125
4.375% due 01/12/2026	3,862	3,731
7.437% due 11/02/2033 •	44	49
Berkshire Hathaway Finance Corp.
2.850% due 10/15/2050	960	679
3.850% due 03/15/2052	631	530
4.200% due 08/15/2048	400	365
4.250% due 01/15/2049	219	202
5.750% due 01/15/2040	747	827
Berkshire Hathaway, Inc. 4.500% due 02/11/2043	676	648
BGC Partners, Inc. 5.375% due 07/24/2023	50	50
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050	75	45
2.850% due 08/05/2051	1,720	991
3.500% due 09/10/2049	596	410
Blackstone Secured Lending Fund
2.750% due 09/16/2026	297	257
3.625% due 01/15/2026	128	116
Block Financial LLC 3.875% due 08/15/2030	649	559
Blue Owl Finance LLC
3.125% due 06/10/2031	282	211
4.125% due 10/07/2051	494	310
BNP Paribas SA
1.323% due 01/13/2027 •	814	720
2.591% due 01/20/2028 •	865	778
3.132% due 01/20/2033 •	812	679
3.800% due 01/10/2024	10	10
4.400% due 08/14/2028	1,983	1,880
BOC Aviation Ltd. 3.250% due 04/29/2025	66	63
Brookfield Finance, Inc.
3.625% due 02/15/2052	459	313
3.900% due 01/25/2028	1,141	1,062
4.850% due 03/29/2029	1,419	1,368
Brown & Brown, Inc.
2.375% due 03/15/2031	146	117
4.950% due 03/17/2052	100	86
Capital One Financial Corp. 5.247% due 07/26/2030 •	180	170
Charles Schwab Corp.
1.650% due 03/11/2031	2,134	1,654
1.950% due 12/01/2031	164	127
2.000% due 03/20/2028	10	9

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

2.300% due 05/13/2031	10	8
2.900% due 03/03/2032	100	84
China Cinda Finance Ltd. 4.250% due 04/23/2025	214	208
Chubb INA Holdings, Inc. 1.375% due 09/15/2030	60	49
Citigroup, Inc.
2.561% due 05/01/2032 •(i)	1,500	1,245
2.572% due 06/03/2031 •(i)	500	422
3.057% due 01/25/2033 •(i)	168	142
3.400% due 05/01/2026	500	478
3.668% due 07/24/2028 •	10	10
3.700% due 01/12/2026	100	97
3.887% due 01/10/2028 •	2,583	2,470
4.658% due 05/24/2028 •	49	48
4.910% due 05/24/2033 •	3,139	3,083
6.270% due 11/17/2033 •(i)	699	757
Citizens Financial Group, Inc. 3.250% due 04/30/2030	10	8
CNH Industrial Capital LLC 1.950% due 07/02/2023	50	50
Commonwealth Bank of Australia
2.688% due 03/11/2031 (g)	1,546	1,216
3.743% due 09/12/2039 (g)	464	355
5.316% due 03/13/2026	1,042	1,060
Cooperatieve Rabobank UA
5.564% due 02/28/2029 •	1,456	1,467
5.800% due 09/30/2110	296	300
Corebridge Financial, Inc.
3.500% due 04/04/2025	1,150	1,106
3.650% due 04/05/2027	991	930
3.850% due 04/05/2029	295	270
3.900% due 04/05/2032	198	172
4.400% due 04/05/2052	100	78
Credit Agricole SA 1.907% due 06/16/2026 •	51	47
Credit Suisse AG 1.250% due 08/07/2026	364	308
Credit Suisse Group AG
1.305% due 02/02/2027 •	189	160
2.193% due 06/05/2026 •	883	788
3.800% due 06/09/2023	1,028	1,009
4.194% due 04/01/2031 •	60	53
4.875% due 05/15/2045	824	703
6.373% due 07/15/2026 •	263	255
6.442% due 08/11/2028 •	351	349
6.537% due 08/12/2033 •	352	363
Crown Castle, Inc.
1.350% due 07/15/2025	23	21
2.100% due 04/01/2031	20	16
2.250% due 01/15/2031	844	700
2.500% due 07/15/2031	10	8
2.900% due 03/15/2027	366	340
2.900% due 04/01/2041	172	123
3.100% due 11/15/2029	1,213	1,079
3.250% due 01/15/2051	27	19
3.300% due 07/01/2030	100	90
4.300% due 02/15/2029	385	372
4.450% due 02/15/2026	1,095	1,081
CubeSmart LP 3.000% due 02/15/2030	56	49
Danske Bank AS
3.244% due 12/20/2025 •	1,280	1,218
5.375% due 01/12/2024	858	850
Deutsche Bank AG
2.129% due 11/24/2026 •(i)	1,298	1,120
2.222% due 09/18/2024 •	635	618
3.961% due 11/26/2025 •	221	209
4.100% due 01/13/2026	1,046	948
7.079% due 02/10/2034 •	948	880
Digital Realty Trust LP
3.600% due 07/01/2029	10	9
3.700% due 08/15/2027	51	47
Discover Bank 4.650% due 09/13/2028	707	669
DNB Bank ASA 1.535% due 05/25/2027 •	943	839
Empower Finance LP
1.776% due 03/17/2031	61	49
3.075% due 09/17/2051	1,662	1,086
Enstar Group Ltd. 3.100% due 09/01/2031	442	341
Equinix, Inc.
1.450% due 05/15/2026	10	9

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

2.150% due 07/15/2030	282	231
2.625% due 11/18/2024	50	48
3.000% due 07/15/2050	799	522
3.200% due 11/18/2029	728	650
Equitable Holdings, Inc. 5.000% due 04/20/2048	653	562
Essex Portfolio LP
2.650% due 03/15/2032	1,929	1,576
3.500% due 04/01/2025	50	48
Extra Space Storage LP 2.350% due 03/15/2032	1,912	1,505
F&G Global Funding
1.750% due 06/30/2026	135	122
2.300% due 04/11/2027	521	463
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	611	596
5.625% due 08/16/2032	554	545
Federation des Caisses Desjardins du Quebec 5.700% due 03/14/2028	2,481	2,543
Fidelity National Financial, Inc.
2.450% due 03/15/2031	10	8
3.200% due 09/17/2051	317	199
3.400% due 06/15/2030	136	119
First American Financial Corp. 4.000% due 05/15/2030	53	48
First Republic Bank 4.375% due 08/01/2046	157	85
First-Citizens Bank & Trust Co. 2.969% due 09/27/2025 •	50	45
FS KKR Capital Corp.
1.650% due 10/12/2024	269	248
3.125% due 10/12/2028	185	152
3.400% due 01/15/2026	281	253
GA Global Funding Trust
0.800% due 09/13/2024	134	125
1.950% due 09/15/2028	183	156
2.250% due 01/06/2027	532	465
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026	30	28
General Motors Financial Co., Inc.
1.050% due 03/08/2024	744	712
1.250% due 01/08/2026	1,086	978
1.500% due 06/10/2026	10	9
2.350% due 01/08/2031	150	119
2.750% due 06/20/2025	10	9
4.150% due 06/19/2023	10	10
4.300% due 04/06/2029	52	48
5.100% due 01/17/2024	10	10
Global Atlantic Fin Co. 3.125% due 06/15/2031	100	79
Globe Life, Inc. 4.800% due 06/15/2032	100	97
GLP Capital LP
3.250% due 01/15/2032	100	81
4.000% due 01/15/2030	1,081	960
4.000% due 01/15/2031	210	180
5.300% due 01/15/2029	985	941
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	1,381	1,237
1.948% due 10/21/2027 •	2,104	1,882
1.992% due 01/27/2032 •	3,017	2,412
2.600% due 02/07/2030	10	9
2.615% due 04/22/2032 •	1,840	1,534
2.640% due 02/24/2028 •	641	585
3.102% due 02/24/2033 •	748	643
3.615% due 03/15/2028 •	51	48
3.800% due 03/15/2030	10	9
4.017% due 10/31/2038 •	55	48
4.482% due 08/23/2028 •	1,409	1,379
Guardian Life Global Funding 1.625% due 09/16/2028	671	569
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	1,574	1,376
Highwoods Realty LP 3.050% due 02/15/2030	1,170	924
Host Hotels & Resorts LP 3.875% due 04/01/2024	250	244
HSBC Holdings PLC
1.589% due 05/24/2027 •	962	849
2.206% due 08/17/2029 •	142	119
2.357% due 08/18/2031 •	146	118
2.871% due 11/22/2032 •	61	50
3.900% due 05/25/2026	1,001	951
3.973% due 05/22/2030 •	2,245	2,028

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

4.300% due 03/08/2026	1,214	1,175
4.583% due 06/19/2029 •	1,877	1,783
6.254% due 03/09/2034 •	1,944	2,034
Hudson Pacific Properties LP 5.950% due 02/15/2028	292	221
Hutchison Whampoa International Ltd. 7.450% due 11/24/2033	1,288	1,573
ING Bank NV 5.800% due 09/25/2023	148	146
ING Groep NV 4.017% due 03/28/2028 •	60	57
Intercontinental Exchange, Inc. 5.200% due 06/15/2062	100	100
Intesa Sanpaolo SpA
7.000% due 11/21/2025	100	102
8.248% due 11/21/2033 •	626	664
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	1,107	850
Jackson National Life Global Funding 1.750% due 01/12/2025	202	189
JPMorgan Chase & Co.
1.045% due 11/19/2026 •	100	89
1.470% due 09/22/2027 •	1,495	1,320
1.561% due 12/10/2025 •	300	282
1.764% due 11/19/2031 •	550	437
2.005% due 03/13/2026 •	1,287	1,214
2.580% due 04/22/2032 •	3,214	2,707
2.947% due 02/24/2028 •	888	824
2.950% due 10/01/2026	944	892
2.963% due 01/25/2033 •	721	617
3.509% due 01/23/2029 •	703	658
4.005% due 04/23/2029 •	50	48
4.080% due 04/26/2026 •	399	392
4.323% due 04/26/2028 •	783	765
4.565% due 06/14/2030 •	550	536
4.586% due 04/26/2033 •	100	97
4.851% due 07/25/2028 •	682	681
4.912% due 07/25/2033 •	2,441	2,428
5.400% due 01/06/2042	678	698
Kimco Realty Corp. 2.250% due 12/01/2031	602	472
KKR Group Finance Co. LLC 3.250% due 12/15/2051	814	515
Lazard Group LLC 3.750% due 02/13/2025	2,270	2,209
Liberty Mutual Group, Inc.
3.951% due 10/15/2050	1,578	1,200
5.500% due 06/15/2052	697	665
Lloyds Banking Group PLC
3.750% due 01/11/2027	1,665	1,558
3.750% due 03/18/2028 •	51	47
3.870% due 07/09/2025 •	591	575
LSEGA Financing PLC 2.000% due 04/06/2028	763	656
Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,164	1,016
3.763% due 11/28/2028 •	60	56
Manulife Financial Corp. 4.150% due 03/04/2026	822	810
Marsh & McLennan Cos., Inc.
2.375% due 12/15/2031	100	83
4.350% due 01/30/2047	126	109
Mastercard, Inc. 4.875% due 03/09/2028	968	999
Meiji Yasuda Life Insurance Co. 5.200% due 10/20/2045 •	49	47
MET Tower Global Funding 1.250% due 09/14/2026	111	99
MetLife, Inc.
5.000% due 07/15/2052	100	94
9.250% due 04/08/2068	165	195
Metropolitan Life Global Funding
1.875% due 01/11/2027	2,822	2,525
5.150% due 03/28/2033	1,300	1,312
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027	1,373	1,367
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030	1,589	1,300
2.309% due 07/20/2032 •	164	132
2.341% due 01/19/2028 •	673	605
2.559% due 02/25/2030	398	339
2.852% due 01/19/2033 •	708	585
3.195% due 07/18/2029	540	483
3.751% due 07/18/2039	120	103

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

3.850% due 03/01/2026	435	418
4.788% due 07/18/2025 •	1,196	1,185
5.017% due 07/20/2028 •	352	350
5.133% due 07/20/2033 •	557	552
5.719% due 02/20/2026 •	916	919
Mizuho Financial Group, Inc.
2.564% due 09/13/2031	164	129
2.839% due 09/13/2026	3,253	3,022
3.170% due 09/11/2027	60	56
5.414% due 09/13/2028 •	908	913
Morgan Stanley
1.928% due 04/28/2032 •	2,114	1,664
2.511% due 10/20/2032 •	119	98
2.630% due 02/18/2026 •	300	285
3.620% due 04/17/2025 •	539	529
3.622% due 04/01/2031 •	2,227	2,038
4.210% due 04/20/2028 •	370	359
4.679% due 07/17/2026 •	1,406	1,389
4.889% due 07/20/2033 •	1,227	1,207
5.050% due 01/28/2027 •	483	482
5.123% due 02/01/2029 •	775	782
6.296% due 10/18/2028 •	46	48
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028	2,000	1,978
National Australia Bank Ltd.
2.990% due 05/21/2031 (g)	100	80
3.347% due 01/12/2037 •(g)	110	89
Nationwide Building Society
2.972% due 02/16/2028 •	50	45
3.960% due 07/18/2030 •	1,089	983
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	1,528	1,211
4.950% due 04/22/2044	54	48
NatWest Group PLC
3.032% due 11/28/2035 •	204	156
4.269% due 03/22/2025 •	704	691
4.892% due 05/18/2029 •	2,384	2,291
New York Life Global Funding 2.350% due 07/14/2026	100	93
New York Life Insurance Co.
3.750% due 05/15/2050	135	109
4.450% due 05/15/2069	171	147
6.750% due 11/15/2039	521	611
Nippon Life Insurance Co.
2.900% due 09/16/2051 •	352	281
3.400% due 01/23/2050 •(f)	701	597
5.100% due 10/16/2044 •	205	198
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024	100	94
1.850% due 09/16/2026	125	108
2.000% due 03/09/2026	355	315
2.450% due 09/15/2028	100	81
Nomura Holdings, Inc.
2.172% due 07/14/2028	57	48
2.329% due 01/22/2027	2,028	1,794
2.648% due 01/16/2025	1,666	1,579
NongHyup Bank 1.250% due 07/20/2025	37	34
Nordea Bank Abp 1.500% due 09/30/2026	55	48
Norinchukin Bank
4.867% due 09/14/2027 (f)	749	750
5.071% due 09/14/2032	47	48
5.430% due 03/09/2028	1,261	1,293
NTT Finance Corp. 1.162% due 04/03/2026	120	108
Nuveen Finance LLC 4.125% due 11/01/2024	889	872
Oversea-Chinese Banking Corp. Ltd. 1.832% due 09/10/2030 •(g)	340	312
Owl Rock Capital Corp.
2.875% due 06/11/2028	157	127
3.400% due 07/15/2026	126	111
4.250% due 01/15/2026	10	9
Pacific Life Global Funding II 1.600% due 09/21/2028	2,309	1,924
Pacific LifeCorp 5.400% due 09/15/2052	729	721
PNC Bank NA 3.800% due 07/25/2023	913	907
PNC Financial Services Group, Inc. 5.354% due 12/02/2028 •	47	47
Popular, Inc. 7.250% due 03/13/2028	1,787	1,770

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Pricoa Global Funding 0.800% due 09/01/2025	541	491
Principal Life Global Funding
1.375% due 01/10/2025	1,027	961
3.000% due 04/18/2026	876	828
Progressive Corp.
3.000% due 03/15/2032	169	151
3.700% due 03/15/2052	100	80
Prologis LP
3.000% due 04/15/2050	68	47
4.000% due 09/15/2028	1,358	1,323
Protective Life Global Funding
1.303% due 09/20/2026	748	665
1.646% due 01/13/2025	592	557
Prudential Financial, Inc.
3.000% due 03/10/2040	172	130
3.905% due 12/07/2047	135	107
Prudential Funding Asia PLC
3.125% due 04/14/2030	289	258
3.625% due 03/24/2032	597	540
Realty Income Corp.
3.250% due 01/15/2031	132	116
3.400% due 01/15/2028	391	368
Regency Centers LP 2.950% due 09/15/2029	831	721
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	749	723
Reliance Standard Life Global Funding 1.512% due 09/28/2026	157	140
Rexford Industrial Realty LP 2.150% due 09/01/2031	1,229	974
RGA Global Funding 2.000% due 11/30/2026	53	48
Royal Bank of Canada 3.625% due 05/04/2027	50	48
Sabra Health Care LP 3.200% due 12/01/2031	307	226
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	490	424
4.500% due 07/17/2025	1,085	1,037
6.499% due 03/09/2029 •	1,360	1,360
Santander U.K. Group Holdings PLC 1.673% due 06/14/2027 •	1,717	1,496
Scentre Group Trust 3.500% due 02/12/2025	50	49
SITE Centers Corp. 3.625% due 02/01/2025	262	248
SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026	795	698
4.125% due 07/15/2023	40	40
Societe Generale SA
1.488% due 12/14/2026 •	1,799	1,570
1.792% due 06/09/2027 •	105	91
2.797% due 01/19/2028 •	853	754
3.337% due 01/21/2033 •	610	491
4.250% due 04/14/2025	757	711
6.691% due 01/10/2034 •	600	614
Spirit Realty LP
3.400% due 01/15/2030	721	620
4.450% due 09/15/2026	506	486
Standard Chartered PLC
2.678% due 06/29/2032 •	84	66
2.819% due 01/30/2026 •	2,974	2,805
4.644% due 04/01/2031 •	1,332	1,239
State Street Corp.
5.751% due 11/04/2026 •	1,086	1,108
5.820% due 11/04/2028 •	1,198	1,251
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027	137	121
Sumitomo Life Insurance Co. 6.500% due 09/20/2073 •	145	144
Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031	792	634
2.472% due 01/14/2029	572	492
2.750% due 01/15/2030	2,057	1,776
4.306% due 10/16/2028	50	48
5.766% due 01/13/2033	47	49
Sumitomo Mitsui Trust Bank Ltd. 4.950% due 09/15/2027	1,593	1,606
Sun Communities Operating LP 2.300% due 11/01/2028	56	48
SVB Financial Group 1.800% due 02/02/2031 ^(b)	1	1

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Svenska Handelsbanken AB 1.418% due 06/11/2027 •	135	120
Synchrony Financial
2.875% due 10/28/2031	980	694
5.150% due 03/19/2029	122	107
Teachers Insurance & Annuity Association of America 6.850% due 12/16/2039	1	1
Toronto-Dominion Bank 4.108% due 06/08/2027	49	48
Toyota Motor Credit Corp. 5.570% due 12/11/2023 •	894	894
Truist Financial Corp. 1.125% due 08/03/2027	15	13
UBS AG 4.500% due 06/26/2048	479	428
UBS Group AG
3.126% due 08/13/2030 •	55	47
4.125% due 09/24/2025	1,883	1,802
UDR, Inc.
2.100% due 08/01/2032	1,592	1,231
3.000% due 08/15/2031	100	86
UniCredit SpA
1.982% due 06/03/2027 •	140	122
2.569% due 09/22/2026 •	52	47
3.127% due 06/03/2032 •	145	114
USAA Capital Corp. 2.125% due 05/01/2030	57	48
VICI Properties LP
4.625% due 12/01/2029	3,112	2,836
5.125% due 05/15/2032	51	48
Visa, Inc.
1.900% due 04/15/2027	251	231
2.700% due 04/15/2040	164	131
Wells Fargo & Co.
3.068% due 04/30/2041 •	63	47
3.526% due 03/24/2028 •	965	911
3.908% due 04/25/2026 •	857	832
4.150% due 01/24/2029	532	509
4.611% due 04/25/2053 •	326	290
4.808% due 07/25/2028 •	1,720	1,700
4.897% due 07/25/2033 •	3,925	3,834
Welltower, Inc. 4.250% due 04/15/2028	1,137	1,089
Westpac Banking Corp.
2.894% due 02/04/2030 •(g)	10	9
2.963% due 11/16/2040 (g)	158	106
3.020% due 11/18/2036 •(g)	60	47
5.405% due 08/10/2033 •(g)	51	49
Weyerhaeuser Co.
6.875% due 12/15/2033	371	407
7.375% due 03/15/2032	802	922
Willis North America, Inc. 4.650% due 06/15/2027	1,428	1,406

		264,428

INDUSTRIALS 47.2%
7-Eleven, Inc.
0.800% due 02/10/2024	10	10
0.950% due 02/10/2026	1,524	1,371
1.300% due 02/10/2028	20	17
AbbVie, Inc.
2.950% due 11/21/2026	1,431	1,362
3.200% due 05/14/2026	25	24
3.800% due 03/15/2025	216	213
3.850% due 06/15/2024	154	152
4.050% due 11/21/2039	1,689	1,511
4.400% due 11/06/2042	52	48
4.550% due 03/15/2035	555	543
4.700% due 05/14/2045	3,262	3,059
Activision Blizzard, Inc. 1.350% due 09/15/2030	10	8
Aetna, Inc. 3.875% due 08/15/2047	741	589
Agilent Technologies, Inc. 2.300% due 03/12/2031	10	8
Aker BP ASA
2.000% due 07/15/2026	136	122
3.100% due 07/15/2031	80	68
Alcon Finance Corp. 2.600% due 05/27/2030	867	748
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	151	150
3.400% due 12/06/2027	830	783

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

3.600% due 11/28/2024	982	960
4.400% due 12/06/2057	350	280
Allegion PLC 3.500% due 10/01/2029	54	49
Alphabet, Inc. 0.450% due 08/15/2025	287	263
Amazon.com, Inc.
2.100% due 05/12/2031	2,898	2,478
2.700% due 06/03/2060	1,128	742
3.100% due 05/12/2051	140	106
3.250% due 05/12/2061	143	106
3.875% due 08/22/2037	1,752	1,632
4.100% due 04/13/2062	116	102
Amcor Flexibles North America, Inc. 2.690% due 05/25/2031	40	33
America Movil SAB de CV 5.375% due 04/04/2032	411	368
Amgen, Inc.
3.000% due 02/22/2029	100	92
3.150% due 02/21/2040	2,315	1,818
3.200% due 11/02/2027	357	338
3.625% due 05/22/2024	618	609
4.200% due 02/22/2052	100	85
4.400% due 05/01/2045	985	870
4.400% due 02/22/2062	172	145
4.663% due 06/15/2051	212	193
4.950% due 10/01/2041	461	440
5.150% due 03/02/2028	438	447
5.250% due 03/02/2025	438	443
5.750% due 03/02/2063	41	43
Amphenol Corp. 2.800% due 02/15/2030	160	144
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	512	448
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	957	954
4.900% due 02/01/2046	3,441	3,367
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	30	29
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028	49	48
5.450% due 01/23/2039	622	654
5.800% due 01/23/2059	142	156
Apache Corp. 5.100% due 09/01/2040	77	65
Apple, Inc.
1.200% due 02/08/2028	10	9
1.650% due 05/11/2030	1,782	1,518
2.200% due 09/11/2029	10	9
2.375% due 02/08/2041	120	90
2.800% due 02/08/2061	73	50
2.850% due 08/05/2061	172	119
3.250% due 02/23/2026	2,300	2,251
3.350% due 08/08/2032	785	741
3.450% due 05/06/2024	151	149
3.850% due 08/04/2046	1,716	1,535
3.950% due 08/08/2052	747	671
4.650% due 02/23/2046	1,226	1,236
Aptiv PLC 2.396% due 02/18/2025	128	122
ArcelorMittal SA 4.250% due 07/16/2029	52	49
Ashtead Capital, Inc.
4.250% due 11/01/2029	102	94
5.500% due 08/11/2032	1,261	1,241
Astrazeneca Finance LLC
1.750% due 05/28/2028	55	49
2.250% due 05/28/2031	10	9
AstraZeneca PLC
0.700% due 04/08/2026	81	73
1.375% due 08/06/2030	669	546
4.000% due 01/17/2029	651	641
6.450% due 09/15/2037	2,333	2,755
Autodesk, Inc. 2.850% due 01/15/2030	55	49
Bacardi Ltd.
2.750% due 07/15/2026	100	93
4.450% due 05/15/2025	10	10
5.300% due 05/15/2048	40	37
BAE Systems Holdings, Inc. 3.850% due 12/15/2025	415	403
BAE Systems PLC
1.900% due 02/15/2031	1,451	1,183
3.400% due 04/15/2030	903	829

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Baidu, Inc.
1.720% due 04/09/2026	53	48
4.125% due 06/30/2025	46	45
BAT Capital Corp.
3.222% due 08/15/2024	456	442
4.540% due 08/15/2047	886	661
Baxter International, Inc. 2.272% due 12/01/2028	1,031	897
Bayer U.S. Finance LLC
4.250% due 12/15/2025	1,592	1,559
4.375% due 12/15/2028	511	494
4.875% due 06/25/2048	1,030	925
Becton Dickinson & Co.
1.957% due 02/11/2031	60	49
2.823% due 05/20/2030	2,457	2,194
4.298% due 08/22/2032	49	47
Berry Global, Inc. 4.875% due 07/15/2026	758	740
BMW U.S. Capital LLC
2.550% due 04/01/2031	55	47
3.300% due 04/06/2027	50	48
3.900% due 04/09/2025	10	10
4.150% due 04/09/2030	194	190
Boardwalk Pipelines LP 3.400% due 02/15/2031	172	150
Boeing Co.
2.196% due 02/04/2026	2,172	2,016
2.750% due 02/01/2026	10	9
2.950% due 02/01/2030	173	153
3.100% due 05/01/2026	10	9
3.200% due 03/01/2029	136	124
3.625% due 02/01/2031	1,218	1,117
3.750% due 02/01/2050	1,384	1,050
3.900% due 05/01/2049	302	229
3.950% due 08/01/2059	2,253	1,659
5.040% due 05/01/2027	10	10
5.150% due 05/01/2030	21	21
5.705% due 05/01/2040	626	634
Boston Scientific Corp.
1.900% due 06/01/2025	10	9
4.550% due 03/01/2039	1,239	1,167
6.750% due 11/15/2035	93	105
BP Capital Markets America, Inc.
3.119% due 05/04/2026	74	71
3.937% due 09/21/2028	300	294
Bristol-Myers Squibb Co.
3.400% due 07/26/2029	500	476
3.900% due 02/20/2028	1,928	1,893
4.350% due 11/15/2047	1,691	1,574
4.550% due 02/20/2048	8	8
5.875% due 11/15/2036	140	154
Broadcom, Inc.
1.950% due 02/15/2028	1,060	923
2.600% due 02/15/2033	758	595
3.137% due 11/15/2035	780	600
3.187% due 11/15/2036	1,112	844
3.419% due 04/15/2033	559	468
3.469% due 04/15/2034	816	671
4.000% due 04/15/2029	450	421
4.150% due 04/15/2032	219	200
4.926% due 05/15/2037	978	890
Broadridge Financial Solutions, Inc. 2.900% due 12/01/2029	629	551
Cameron LNG LLC 3.701% due 01/15/2039	592	497
Canadian Natural Resources Ltd.
3.900% due 02/01/2025	1,139	1,116
6.450% due 06/30/2033	45	47
Canadian Pacific Railway Co.
2.050% due 03/05/2030	1,043	887
3.100% due 12/02/2051	1,068	766
Carrier Global Corp.
2.242% due 02/15/2025	2	2
2.700% due 02/15/2031	10	9
2.722% due 02/15/2030	1,301	1,139
3.577% due 04/05/2050	459	348
Caterpillar, Inc. 5.300% due 09/15/2035	30	32
CDW LLC
2.670% due 12/01/2026	53	48
3.276% due 12/01/2028	50	44
4.125% due 05/01/2025	96	93
Cenovus Energy, Inc. 6.750% due 11/15/2039	112	119

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Centene Corp.
3.000% due 10/15/2030	57	48
4.250% due 12/15/2027	51	49
CenterPoint Energy Resources Corp. 1.750% due 10/01/2030	149	121
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	50	48
Charter Communications Operating LLC
2.250% due 01/15/2029	187	156
2.300% due 02/01/2032	398	303
3.950% due 06/30/2062	1,317	836
4.800% due 03/01/2050	2,345	1,790
4.908% due 07/23/2025	2,980	2,951
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	129	119
Choice Hotels International, Inc. 3.700% due 01/15/2031	50	44
Cigna Corp.
3.400% due 03/01/2027	2,323	2,225
4.125% due 11/15/2025	10	10
4.500% due 02/25/2026	10	10
Clorox Co. 3.100% due 10/01/2027	814	769
Coca-Cola Co.
1.375% due 03/15/2031	56	46
2.125% due 09/06/2029	139	125
3.450% due 03/25/2030	212	204
Comcast Corp.
2.937% due 11/01/2056	150	100
3.200% due 07/15/2036	358	302
3.950% due 10/15/2025	121	120
5.250% due 11/07/2025	100	102
5.350% due 11/15/2027	1,857	1,935
5.500% due 11/15/2032	699	746
Conagra Brands, Inc. 4.300% due 05/01/2024	1,392	1,378
Constellation Brands, Inc.
2.250% due 08/01/2031	57	47
2.875% due 05/01/2030	561	492
3.150% due 08/01/2029	1,525	1,395
4.100% due 02/15/2048	181	150
5.250% due 11/15/2048	1,358	1,313
Continental Resources, Inc.
2.268% due 11/15/2026	667	593
3.800% due 06/01/2024	50	49
4.375% due 01/15/2028	100	94
4.500% due 04/15/2023	51	51
5.750% due 01/15/2031	1,607	1,545
Corning, Inc. 5.450% due 11/15/2079	818	756
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	212	190
4.500% due 09/16/2025	12	12
Cox Communications, Inc. 1.800% due 10/01/2030	2,624	2,080
CRH America Finance, Inc. 3.400% due 05/09/2027	584	553
CSL Finanace PLC Co. 4.050% due 04/27/2029	50	48
CSX Corp.
2.400% due 02/15/2030	300	262
6.220% due 04/30/2040	1,036	1,152
CVS Health Corp.
1.750% due 08/21/2030	10	8
3.000% due 08/15/2026	20	19
3.250% due 08/15/2029	562	514
3.375% due 08/12/2024	1,000	980
3.625% due 04/01/2027	473	456
3.750% due 04/01/2030	739	692
4.125% due 04/01/2040	164	141
5.050% due 03/25/2048	1,972	1,847
5.125% due 07/20/2045	1,583	1,503
DCP Midstream Operating LP 5.375% due 07/15/2025	48	48
Dell International LLC
4.000% due 07/15/2024	10	10
4.900% due 10/01/2026	100	100
5.450% due 06/15/2023	477	477
8.100% due 07/15/2036	513	599
Delta Air Lines, Inc.
4.750% due 10/20/2028	10	10
7.000% due 05/01/2025	3,001	3,079
Diageo Capital PLC
5.300% due 10/24/2027	46	48

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

5.500% due 01/24/2033	45	49
Diamondback Energy, Inc. 6.250% due 03/15/2033	91	96
Discovery Communications LLC
4.000% due 09/15/2055	750	498
4.650% due 05/15/2050	169	129
DT Midstream, Inc. 4.300% due 04/15/2032	142	127
Eastern Energy Gas Holdings LLC 3.600% due 12/15/2024	357	348
eBay, Inc.
2.700% due 03/11/2030	449	394
5.900% due 11/22/2025	353	363
6.300% due 11/22/2032	1,045	1,137
Electronic Arts, Inc. 1.850% due 02/15/2031	886	731
Elevance Health, Inc.
2.250% due 05/15/2030	1,813	1,558
2.550% due 03/15/2031	50	43
3.125% due 05/15/2050	169	122
3.700% due 09/15/2049	10	8
4.100% due 05/15/2032	51	49
4.550% due 03/01/2048	631	575
4.850% due 08/15/2054	900	787
5.350% due 10/15/2025	71	72
5.950% due 12/15/2034	22	24
Eli Lilly & Co.
2.750% due 06/01/2025	623	603
4.150% due 03/15/2059	969	874
5.950% due 11/15/2037	366	409
Enbridge, Inc.
2.500% due 01/15/2025	1,966	1,885
2.500% due 08/01/2033	838	676
3.125% due 11/15/2029	40	36
3.400% due 08/01/2051	252	178
5.500% due 12/01/2046	47	46
5.700% due 03/08/2033	1,360	1,415
Energy Transfer LP
4.050% due 03/15/2025	152	149
4.150% due 09/15/2029	1,484	1,388
4.200% due 09/15/2023	493	491
4.200% due 04/15/2027	272	261
4.500% due 04/15/2024	10	10
4.950% due 05/15/2028	1,158	1,142
5.250% due 04/15/2029	187	186
5.300% due 04/15/2047	623	547
5.500% due 06/01/2027	374	378
5.875% due 01/15/2024	10	10
6.250% due 04/15/2049	655	650
Eni SpA 4.000% due 09/12/2023	889	882
Entergy Louisiana LLC 4.200% due 09/01/2048	2,445	2,123
Enterprise Products Operating LLC
3.200% due 02/15/2052	507	362
3.750% due 02/15/2025	1,700	1,668
4.200% due 01/31/2050	475	403
4.250% due 02/15/2048	10	9
EQT Corp.
3.900% due 10/01/2027	50	47
5.000% due 01/15/2029	909	863
5.700% due 04/01/2028	543	543
Equifax, Inc.
5.100% due 12/15/2027	914	920
7.000% due 07/01/2037	403	442
Equinor ASA
2.375% due 05/22/2030	1,953	1,726
3.125% due 04/06/2030	52	49
3.625% due 04/06/2040	15	13
3.700% due 04/06/2050	151	127
7.150% due 11/15/2025	26	28
ERAC USA Finance LLC
3.300% due 12/01/2026	152	144
4.200% due 11/01/2046	281	239
7.000% due 10/15/2037	322	381
Essential Utilities, Inc. 2.704% due 04/15/2030	56	48
Evernorth Health, Inc. 3.500% due 06/15/2024	172	169
Expedia Group, Inc. 6.250% due 05/01/2025	10	10
Exxon Mobil Corp. 3.176% due 03/15/2024	13	13

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

FedEx Corp.
3.250% due 04/01/2026	692	672
4.250% due 05/15/2030	50	49
Fibria Overseas Finance Ltd. 4.000% due 01/14/2025	198	193
Fidelity National Information Services, Inc.
1.150% due 03/01/2026	134	119
2.250% due 03/01/2031	807	646
4.700% due 07/15/2027	358	353
5.100% due 07/15/2032	100	97
5.625% due 07/15/2052	100	96
Fiserv, Inc.
2.250% due 06/01/2027	10	9
2.650% due 06/01/2030	141	122
3.200% due 07/01/2026	1,001	951
3.500% due 07/01/2029	687	638
Fomento Economico Mexicano SAB de CV 2.875% due 05/10/2023	884	884
Fortune Brands Innovations, Inc.
4.000% due 03/25/2032	170	152
4.500% due 03/25/2052	100	77
Fox Corp.
4.709% due 01/25/2029	49	49
5.476% due 01/25/2039	100	96
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	1,851	1,745
4.625% due 08/01/2030	101	96
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	50	38
GATX Corp.
3.500% due 06/01/2032	50	44
4.700% due 04/01/2029	854	833
GE Capital Funding LLC 3.450% due 05/15/2025	223	218
General Mills, Inc. 2.875% due 04/15/2030	1,162	1,041
General Motors Co.
5.400% due 04/01/2048	819	704
6.600% due 04/01/2036	10	10
6.750% due 04/01/2046	46	47
6.800% due 10/01/2027 (i)	517	547
Gilead Sciences, Inc. 2.800% due 10/01/2050	181	125
Glencore Funding LLC
1.625% due 09/01/2025	10	9
2.625% due 09/23/2031	100	82
2.850% due 04/27/2031	458	385
3.875% due 10/27/2027	100	95
3.875% due 04/27/2051	10	8
4.125% due 03/12/2024	120	119
Global Payments, Inc.
2.900% due 05/15/2030	930	788
4.150% due 08/15/2049	172	129
4.950% due 08/15/2027	623	616
5.300% due 08/15/2029	452	447
5.400% due 08/15/2032	350	343
5.950% due 08/15/2052	100	95
Graphic Packaging International LLC
0.821% due 04/15/2024	159	152
1.512% due 04/15/2026	238	212
GS Caltex Corp. 3.000% due 06/04/2024	302	294
Haleon U.S. Capital LLC
3.375% due 03/24/2027	2,429	2,305
3.375% due 03/24/2029	1,480	1,366
Harley-Davidson Financial Services, Inc. 6.500% due 03/10/2028	968	979
Hasbro, Inc.
3.550% due 11/19/2026	10	9
3.900% due 11/19/2029	168	153
HCA, Inc.
3.125% due 03/15/2027	165	153
3.500% due 09/01/2030	8	7
3.625% due 03/15/2032	172	152
4.125% due 06/15/2029	889	834
4.375% due 03/15/2042	1,056	889
4.625% due 03/15/2052	172	143
5.000% due 03/15/2024	669	665
5.250% due 06/15/2049	2,235	2,019
5.875% due 02/01/2029	60	61
Hess Corp. 5.800% due 04/01/2047	350	343
Home Depot, Inc.
2.950% due 06/15/2029	20	18

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

3.125% due 12/15/2049	1,661	1,229
4.250% due 04/01/2046	7	6
4.500% due 09/15/2032	1,361	1,372
4.500% due 12/06/2048	70	66
Humana, Inc.
3.125% due 08/15/2029	75	68
3.700% due 03/23/2029	1,769	1,666
5.750% due 03/01/2028	538	559
5.875% due 03/01/2033	445	479
8.150% due 06/15/2038	353	442
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028	1,007	864
Hyatt Hotels Corp.
1.300% due 10/01/2023	400	392
1.800% due 10/01/2024	100	95
4.850% due 03/15/2026	100	99
5.625% due 04/23/2025	108	107
Hyundai Capital America
0.800% due 01/08/2024	129	124
0.875% due 06/14/2024	212	201
1.000% due 09/17/2024	866	812
1.250% due 09/18/2023	100	98
1.500% due 06/15/2026	241	214
1.650% due 09/17/2026	1,262	1,118
1.800% due 10/15/2025	133	122
2.000% due 06/15/2028	300	254
2.100% due 09/15/2028	255	216
Illumina, Inc. 2.550% due 03/23/2031	539	446
Imperial Brands Finance PLC
3.125% due 07/26/2024	559	542
3.500% due 07/26/2026	1,095	1,027
6.125% due 07/27/2027	409	420
Indonesia Asahan Aluminium Persero PT 5.710% due 11/15/2023	309	309
Infor, Inc. 1.750% due 07/15/2025	15	14
Intel Corp.
3.100% due 02/15/2060	1,218	804
4.875% due 02/10/2028	818	832
International Business Machines Corp.
4.400% due 07/27/2032	648	631
4.900% due 07/27/2052	1,304	1,217
5.600% due 11/30/2039	29	30
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	918	874
JDE Peet's NV
0.800% due 09/24/2024	1,200	1,119
2.250% due 09/24/2031	165	131
Kansas City Southern 3.500% due 05/01/2050	1,216	923
Kellogg Co. 2.100% due 06/01/2030	1,876	1,571
Kenvue, Inc. 5.050% due 03/22/2028	1,000	1,034
Keurig Dr Pepper, Inc.
3.200% due 05/01/2030	135	123
4.050% due 04/15/2032	1,597	1,515
4.417% due 05/25/2025	34	34
4.500% due 04/15/2052	920	820
Kia Corp. 1.000% due 04/16/2024	93	89
Kinder Morgan, Inc.
5.550% due 06/01/2045	748	709
5.625% due 11/15/2023	528	528
KLA Corp. 4.650% due 07/15/2032	48	48
Kraft Heinz Foods Co.
4.875% due 10/01/2049	52	48
6.875% due 01/26/2039	742	842
L3Harris Technologies, Inc.
3.850% due 12/15/2026	1,830	1,785
4.400% due 06/15/2028	15	15
Lafarge SA 7.125% due 07/15/2036	137	152
Leidos, Inc.
2.300% due 02/15/2031	782	635
4.375% due 05/15/2030	764	720
Lennar Corp. 5.250% due 06/01/2026	48	48
Lockheed Martin Corp. 3.900% due 06/15/2032	51	50
Lowe's Cos., Inc. 2.500% due 04/15/2026	356	336

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

LYB International Finance LLC 1.250% due 10/01/2025	114	103
Marathon Petroleum Corp. 3.800% due 04/01/2028	1,637	1,562
Marriott International, Inc.
2.750% due 10/15/2033	160	130
2.850% due 04/15/2031	140	119
4.625% due 06/15/2030	1,849	1,796
Marvell Technology, Inc. 2.450% due 04/15/2028	56	49
Masco Corp. 1.500% due 02/15/2028	57	49
Massachusetts Institute of Technology 3.885% due 07/01/2116	172	136
McCormick & Co., Inc. 0.900% due 02/15/2026	903	810
McDonald's Corp.
3.500% due 07/01/2027	1,784	1,729
4.875% due 12/09/2045	1,804	1,750
5.700% due 02/01/2039	50	53
Mead Johnson Nutrition Co. 4.125% due 11/15/2025	158	156
Medtronic Global Holdings SCA 4.250% due 03/30/2028	2,000	1,998
Mercedes-Benz Finance North America LLC
1.450% due 03/02/2026	219	200
4.950% due 03/30/2025	1,700	1,702
Merck & Co., Inc.
1.700% due 06/10/2027	1,838	1,671
2.900% due 12/10/2061	1,202	824
3.400% due 03/07/2029	1,181	1,136
Meta Platforms, Inc.
3.850% due 08/15/2032	648	607
4.450% due 08/15/2052	648	571
4.650% due 08/15/2062	648	573
Micron Technology, Inc.
4.185% due 02/15/2027	928	899
5.327% due 02/06/2029	100	101
Microsoft Corp.
2.525% due 06/01/2050	3,365	2,384
2.675% due 06/01/2060	451	312
2.921% due 03/17/2052	60	46
Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026	973	867
2.250% due 09/19/2024	26	25
4.250% due 09/15/2025	48	48
Mondelez International, Inc.
1.875% due 10/15/2032	85	68
6.500% due 11/01/2031	1,025	1,054
Moody's Corp.
3.100% due 11/29/2061	947	629
3.750% due 02/25/2052	172	138
4.875% due 02/15/2024	1,650	1,644
Motorola Solutions, Inc.
2.300% due 11/15/2030	254	207
2.750% due 05/24/2031	146	121
5.500% due 09/01/2044	941	894
MPLX LP
1.750% due 03/01/2026	52	47
4.125% due 03/01/2027	1,585	1,538
4.700% due 04/15/2048	40	34
4.950% due 03/14/2052	495	431
5.200% due 03/01/2047	626	562
5.500% due 02/15/2049	122	114
MSCI, Inc. 3.875% due 02/15/2031	55	49
Nestle Holdings, Inc. 5.000% due 03/14/2028	794	826
Netflix, Inc.
3.625% due 06/15/2025	1,071	1,041
4.375% due 11/15/2026	28	28
4.875% due 04/15/2028	1,854	1,846
5.375% due 11/15/2029	152	155
5.875% due 02/15/2025	50	51
6.375% due 05/15/2029	45	48
NIKE, Inc. 3.250% due 03/27/2040	58	49
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	153	151
3.522% due 09/17/2025	128	121
Norfolk Southern Corp.
4.100% due 05/15/2121	67	47
5.590% due 05/17/2025	824	834

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Northrop Grumman Corp. 3.850% due 04/15/2045	200	168
Novartis Capital Corp. 2.000% due 02/14/2027	50	46
NXP BV
2.500% due 05/11/2031	1,085	898
3.150% due 05/01/2027	132	122
4.300% due 06/18/2029	132	127
4.400% due 06/01/2027	100	99
5.000% due 01/15/2033	100	98
OCI NV 6.700% due 03/16/2033	1,290	1,288
Open Text Corp. 6.900% due 12/01/2027	734	758
Oracle Corp.
1.650% due 03/25/2026 (i)	53	49
2.300% due 03/25/2028 (i)	1,204	1,078
3.950% due 03/25/2051 (i)	2,609	1,967
4.125% due 05/15/2045	1,927	1,516
4.900% due 02/06/2033	818	802
5.375% due 07/15/2040	60	57
Otis Worldwide Corp.
2.056% due 04/05/2025	35	33
2.565% due 02/15/2030	10	9
Owens Corning 3.400% due 08/15/2026	100	95
Panasonic Holdings Corp. 2.679% due 07/19/2024	50	48
Paramount Global 4.750% due 05/15/2025	358	354
Penske Truck Leasing Co. LP
1.200% due 11/15/2025	520	468
1.700% due 06/15/2026	2	2
3.400% due 11/15/2026	125	117
PepsiCo, Inc.
2.850% due 02/24/2026	126	122
3.500% due 03/19/2040	56	49
3.900% due 07/18/2032	2,105	2,059
4.600% due 07/17/2045	748	720
Pertamina Persero PT
4.300% due 05/20/2023	195	194
6.000% due 05/03/2042	354	350
Philip Morris International, Inc.
1.750% due 11/01/2030	194	156
2.750% due 02/25/2026	160	152
3.375% due 08/11/2025	157	152
3.600% due 11/15/2023	444	439
3.875% due 08/21/2042	493	392
5.000% due 11/17/2025	353	356
5.625% due 11/17/2029	353	369
5.750% due 11/17/2032	353	371
6.375% due 05/16/2038	481	526
Phillips 66 Co. 2.450% due 12/15/2024	1,572	1,497
Pioneer Natural Resources Co.
1.125% due 01/15/2026	135	123
5.100% due 03/29/2026	1,500	1,507
Prosus NV
3.680% due 01/21/2030	309	263
4.193% due 01/19/2032	182	155
Qorvo, Inc.
1.750% due 12/15/2024	52	48
4.375% due 10/15/2029	50	46
QUALCOMM, Inc.
5.400% due 05/20/2033	749	805
6.000% due 05/20/2053	734	835
Quanta Services, Inc.
2.350% due 01/15/2032	1,347	1,070
2.900% due 10/01/2030	56	48
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	288	293
Raytheon Technologies Corp.
1.900% due 09/01/2031	59	48
4.125% due 11/16/2028	50	49
4.800% due 12/15/2043	1,835	1,752
Reliance Industries Ltd.
3.625% due 01/12/2052	1,272	901
4.125% due 01/28/2025	205	202
RELX Capital, Inc.
3.000% due 05/22/2030	369	330
4.000% due 03/18/2029	1,525	1,471
Renesas Electronics Corp.
1.543% due 11/26/2024	490	458
2.170% due 11/25/2026	1,179	1,046

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Republic Services, Inc. 3.375% due 11/15/2027	961	918
Reynolds American, Inc. 4.450% due 06/12/2025	1,361	1,337
Rio Tinto Finance USA PLC 5.000% due 03/09/2033	1,164	1,198
Rogers Communications, Inc. 5.000% due 03/15/2044	50	45
Royalty Pharma PLC
0.750% due 09/02/2023	100	98
1.200% due 09/02/2025	26	24
3.300% due 09/02/2040	132	96
3.350% due 09/02/2051	184	121
3.550% due 09/02/2050	368	254
S&P Global, Inc.
4.250% due 05/01/2029	1,530	1,507
4.750% due 08/01/2028	897	911
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	122	118
5.900% due 09/15/2037	46	47
Sands China Ltd.
2.800% due 03/08/2027	535	459
3.350% due 03/08/2029	212	176
4.300% due 01/08/2026	41	39
5.625% due 08/08/2025	13	13
Santos Finance Ltd. 3.649% due 04/29/2031	1,020	853
Saudi Arabian Oil Co.
3.500% due 04/16/2029	8	7
3.500% due 11/24/2070	1,848	1,252
Seagate HDD Cayman 4.091% due 06/01/2029	750	663
Sealed Air Corp. 1.573% due 10/15/2026	1,372	1,201
Sherwin-Williams Co.
4.250% due 08/08/2025	966	956
4.550% due 08/01/2045	53	47
SK Hynix, Inc. 1.500% due 01/19/2026	54	48
Sky Ltd. 3.750% due 09/16/2024	186	182
Smith & Nephew PLC 2.032% due 10/14/2030	105	85
South32 Treasury Ltd. 4.350% due 04/14/2032	1,173	1,047
Southern Co.
3.700% due 04/30/2030	2,710	2,538
4.400% due 07/01/2046	747	652
5.700% due 10/15/2032	1,407	1,481
Southern Copper Corp. 3.875% due 04/23/2025	149	144
Southwest Airlines Co. 5.125% due 06/15/2027	118	118
Stanley Black & Decker, Inc.
4.000% due 03/15/2060 •	131	103
6.000% due 03/06/2028	968	999
Starbucks Corp.
2.000% due 03/12/2027	129	117
2.550% due 11/15/2030	10	9
3.000% due 02/14/2032 (f)	2,466	2,188
Steel Dynamics, Inc.
2.800% due 12/15/2024	115	110
3.250% due 01/15/2031	50	45
Stellantis NV 5.250% due 04/15/2023	398	398
Stryker Corp.
3.500% due 03/15/2026	1,434	1,391
4.625% due 03/15/2046	518	485
Suzano Austria GmbH 6.000% due 01/15/2029	50	50
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	50	48
Sysco Corp. 5.950% due 04/01/2030	45	48
T-Mobile USA, Inc.
1.500% due 02/15/2026	540	494
2.250% due 11/15/2031	35	29
2.400% due 03/15/2029	165	144
2.625% due 04/15/2026	51	48
2.700% due 03/15/2032	165	139
3.000% due 02/15/2041	331	246
3.400% due 10/15/2052	862	621
3.500% due 04/15/2025	110	107
3.600% due 11/15/2060	1,747	1,248

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

3.750% due 04/15/2027	1,705	1,640
3.875% due 04/15/2030	51	48
4.375% due 04/15/2040	558	500
5.200% due 01/15/2033	820	837
5.650% due 01/15/2053	100	103
Take-Two Interactive Software, Inc.
3.700% due 04/14/2027	709	686
4.000% due 04/14/2032	878	808
Targa Resources Corp.
5.200% due 07/01/2027	1,612	1,600
6.250% due 07/01/2052	100	99
TC PipeLines LP 4.375% due 03/13/2025	367	361
TCI Communications, Inc. 7.875% due 02/15/2026	1,715	1,871
Teck Resources Ltd. 6.000% due 08/15/2040	217	220
Telefonica Emisiones SA 4.665% due 03/06/2038	56	49
Tencent Holdings Ltd.
3.280% due 04/11/2024	185	182
3.290% due 06/03/2060	355	222
3.925% due 01/19/2038	59	49
3.940% due 04/22/2061	1,504	1,070
3.975% due 04/11/2029	496	471
4.525% due 04/11/2049	214	178
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037	759	862
Textron, Inc. 3.900% due 09/17/2029	52	49
Thermo Fisher Scientific, Inc.
0.797% due 10/18/2023	512	500
1.215% due 10/18/2024	500	475
Toyota Industries Corp. 3.566% due 03/16/2028	510	479
TransCanada PipeLines Ltd.
4.100% due 04/15/2030	10	9
4.250% due 05/15/2028	50	49
4.625% due 03/01/2034	300	282
7.625% due 01/15/2039	903	1,074
TSMC Arizona Corp.
2.500% due 10/25/2031	57	49
3.250% due 10/25/2051	92	72
TSMC Global Ltd. 0.750% due 09/28/2025	484	441
TWDC Enterprises 18 Corp. 7.000% due 03/01/2032	130	152
Tyson Foods, Inc.
4.000% due 03/01/2026	300	295
4.875% due 08/15/2034	1,166	1,160
Union Pacific Corp.
2.150% due 02/05/2027	367	340
4.500% due 01/20/2033	49	49
United Rentals North America, Inc.
3.875% due 11/15/2027	357	335
6.000% due 12/15/2029	47	48
UnitedHealth Group, Inc.
1.150% due 05/15/2026	79	72
2.000% due 05/15/2030	34	29
2.900% due 05/15/2050	146	104
3.050% due 05/15/2041	139	110
3.375% due 04/15/2027	158	152
3.700% due 08/15/2049	152	124
4.250% due 01/15/2029	1,600	1,589
4.750% due 07/15/2045	1,472	1,444
5.350% due 02/15/2033	46	49
6.625% due 11/15/2037	41	48
6.875% due 02/15/2038	495	598
Vale Overseas Ltd.
3.750% due 07/08/2030	217	195
6.875% due 11/21/2036	1,027	1,074
Valero Energy Corp. 4.350% due 06/01/2028	1,260	1,234
VeriSign, Inc. 5.250% due 04/01/2025	360	360
Verisk Analytics, Inc. 4.125% due 03/15/2029	1,201	1,150
VF Corp. 6.000% due 10/15/2033	35	35
Viatris, Inc. 1.650% due 06/22/2025	265	243
VMware, Inc.
1.000% due 08/15/2024	51	48
1.800% due 08/15/2028	35	30

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

4.500% due 05/15/2025	10	10
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	1,143	1,040
3.125% due 05/12/2023	100	100
4.250% due 11/13/2023	255	253
Walt Disney Co.
2.750% due 09/01/2049	100	70
3.500% due 05/13/2040	116	99
4.950% due 10/15/2045	983	975
6.400% due 12/15/2035	77	89
7.750% due 12/01/2045	945	1,249
Warnermedia Holdings, Inc.
5.050% due 03/15/2042	348	291
5.141% due 03/15/2052	278	226
5.391% due 03/15/2062	2,138	1,731
Waste Connections, Inc.
2.600% due 02/01/2030	1,766	1,557
2.950% due 01/15/2052	371	258
Weir Group PLC 2.200% due 05/13/2026	961	866
Western Digital Corp. 2.850% due 02/01/2029	100	81
Western Midstream Operating LP 6.150% due 04/01/2033 (a)	800	812
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	2,257	2,215
Westlake Corp. 0.875% due 08/15/2024	51	48
Whirlpool Corp. 4.500% due 06/01/2046	50	41
Williams Cos., Inc.
3.750% due 06/15/2027	50	48
4.300% due 03/04/2024	137	136
4.650% due 08/15/2032	852	822
5.300% due 08/15/2052	100	94
5.400% due 03/04/2044	1,045	980
Woodside Finance Ltd.
3.650% due 03/05/2025	1,235	1,203
3.700% due 09/15/2026	1,333	1,280
Workday, Inc.
3.700% due 04/01/2029	700	657
3.800% due 04/01/2032	415	381
Wyeth LLC 5.950% due 04/01/2037	1,027	1,154
Zimmer Biomet Holdings, Inc. 3.550% due 03/20/2030	55	49
Zoetis, Inc.
2.000% due 05/15/2030	144	121
3.000% due 05/15/2050	419	300
4.700% due 02/01/2043	884	826
5.400% due 11/14/2025	353	359

		338,751

UTILITIES 13.2%
AEP Texas, Inc.
3.450% due 01/15/2050	624	461
4.700% due 05/15/2032	100	98
5.250% due 05/15/2052	100	98
AES Corp. 2.450% due 01/15/2031	840	685
Alabama Power Co.
3.750% due 09/01/2027	352	343
3.940% due 09/01/2032	352	331
Ameren Corp. 3.500% due 01/15/2031	1,059	964
Ameren Illinois Co. 4.800% due 12/15/2043	51	46
American Electric Power Co., Inc.
2.031% due 03/15/2024	60	58
2.300% due 03/01/2030	100	84
American Water Capital Corp.
2.800% due 05/01/2030	1,680	1,497
3.000% due 12/01/2026	51	48
4.200% due 09/01/2048	56	48
Appalachian Power Co. 7.000% due 04/01/2038	962	1,118
Arizona Public Service Co.
2.200% due 12/15/2031	61	49
3.350% due 06/15/2024	67	66
4.500% due 04/01/2042	56	49
AT&T, Inc.
1.650% due 02/01/2028	10	9
3.500% due 09/15/2053	1,706	1,241

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

3.650% due 09/15/2059	1,044	747
4.100% due 02/15/2028	1,359	1,327
4.300% due 02/15/2030	1,981	1,926
4.350% due 03/01/2029	784	768
4.500% due 03/09/2048	807	699
4.750% due 05/15/2046	50	45
Atmos Energy Corp.
1.500% due 01/15/2031	50	40
4.150% due 01/15/2043	1,548	1,374
Avangrid, Inc. 3.800% due 06/01/2029	459	431
Bell Telephone Co. of Canada
3.650% due 03/17/2051	351	269
3.650% due 08/15/2052	63	49
Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	624	501
3.700% due 07/15/2030	5	5
4.050% due 04/15/2025	257	256
6.125% due 04/01/2036	1,067	1,176
BG Energy Capital PLC 5.125% due 10/15/2041	110	107
Bharti Airtel International Netherlands BV 5.350% due 05/20/2024	276	277
Bharti Airtel Ltd. 4.375% due 06/10/2025	158	155
Black Hills Corp.
3.150% due 01/15/2027	1,463	1,375
4.200% due 09/15/2046	100	80
BP Capital Markets PLC 4.875% due 03/22/2030 •(d)	51	47
British Telecommunications PLC
5.125% due 12/04/2028	953	963
9.625% due 12/15/2030	39	49
Brooklyn Union Gas Co. 4.487% due 03/04/2049	58	47
CenterPoint Energy Houston Electric LLC 4.950% due 04/01/2033	1,800	1,839
CenterPoint Energy, Inc. 1.450% due 06/01/2026	654	593
CMS Energy Corp. 4.750% due 06/01/2050 •	217	188
Commonwealth Edison Co. 4.000% due 03/01/2048	1,209	1,030
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	287	189
3.600% due 06/15/2061	209	158
3.850% due 06/15/2046	797	643
6.150% due 11/15/2052	849	958
Constellation Energy Generation LLC 5.600% due 06/15/2042	815	805
Consumers Energy Co. 3.125% due 08/31/2024	876	857
Dominion Energy, Inc.
1.450% due 04/15/2026	1,033	931
3.071% due 08/15/2024 þ	597	579
3.375% due 04/01/2030	10	9
DTE Electric Co.
3.000% due 03/01/2032	55	48
3.650% due 03/15/2024	884	871
3.650% due 03/01/2052	100	80
DTE Energy Co.
1.050% due 06/01/2025	212	195
3.400% due 06/15/2029	623	572
Duke Energy Carolinas LLC
2.550% due 04/15/2031	221	190
2.850% due 03/15/2032	100	87
3.550% due 03/15/2052	100	78
3.875% due 03/15/2046	60	49
3.950% due 11/15/2028	482	473
6.000% due 12/01/2028	625	669
Duke Energy Corp.
2.450% due 06/01/2030	282	241
2.550% due 06/15/2031	10	8
3.400% due 06/15/2029	10	9
3.500% due 06/15/2051	146	107
3.750% due 09/01/2046	100	78
3.950% due 10/15/2023	579	575
4.300% due 03/15/2028	264	259
4.500% due 08/15/2032	1,137	1,100
5.000% due 08/15/2052	180	168
Duke Energy Florida LLC
2.400% due 12/15/2031	503	423
3.400% due 10/01/2046	100	77
5.650% due 04/01/2040	11	12

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

5.950% due 11/15/2052	100	111
Duke Energy Progress LLC
3.400% due 04/01/2032	100	91
3.450% due 03/15/2029	10	9
3.600% due 09/15/2047	100	78
4.000% due 04/01/2052	100	83
5.250% due 03/15/2033	1,164	1,211
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027	53	47
East Ohio Gas Co. 1.300% due 06/15/2025	10	9
Edison International
3.550% due 11/15/2024	60	58
5.750% due 06/15/2027	204	209
Electricite de France SA 4.875% due 01/22/2044	575	494
Enel Finance International NV
1.375% due 07/12/2026	138	123
4.250% due 06/15/2025	525	515
4.625% due 06/15/2027	600	588
5.000% due 06/15/2032	440	414
5.500% due 06/15/2052	352	317
6.000% due 10/07/2039	884	873
Entergy Corp.
0.900% due 09/15/2025	10	9
1.900% due 06/15/2028	10	9
2.400% due 06/15/2031	75	62
2.800% due 06/15/2030	2,080	1,802
Evergy, Inc.
2.450% due 09/15/2024	157	150
2.900% due 09/15/2029	73	66
Eversource Energy
0.800% due 08/15/2025	9	8
1.650% due 08/15/2030	774	623
4.600% due 07/01/2027	1,035	1,037
Exelon Corp.
3.950% due 06/15/2025	624	610
4.050% due 04/15/2030	1,264	1,207
4.450% due 04/15/2046	212	183
Fells Point Funding Trust 3.046% due 01/31/2027	1,661	1,543
Florida Power & Light Co.
3.150% due 10/01/2049	624	470
4.125% due 02/01/2042	100	88
Fortis, Inc. 3.055% due 10/04/2026	28	26
Galaxy Pipeline Assets Bidco Ltd. 1.750% due 09/30/2027	4	4
Idaho Power Co. 4.200% due 03/01/2048	21	18
Indiana Michigan Power Co. 4.250% due 08/15/2048	1,498	1,287
Interstate Power & Light Co.
3.100% due 11/30/2051	28	19
3.700% due 09/15/2046	25	19
6.250% due 07/15/2039	8	9
Jersey Central Power & Light Co. 4.700% due 04/01/2024	71	71
Kentucky Utilities Co.
5.125% due 11/01/2040	100	98
5.450% due 04/15/2033	2,100	2,185
KeySpan Gas East Corp. 2.742% due 08/15/2026	1,691	1,550
LLPL Capital Pte. Ltd. 6.875% due 02/04/2039	225	200
MidAmerican Energy Co. 4.250% due 07/15/2049	1,261	1,130
National Rural Utilities Cooperative Finance Corp.
4.400% due 11/01/2048	1,361	1,203
5.450% due 10/30/2025	47	48
New York State Electric & Gas Corp. 2.150% due 10/01/2031	100	80
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	60	53
2.250% due 06/01/2030	58	49
2.750% due 11/01/2029	3,575	3,179
4.800% due 12/01/2077 •	408	345
NiSource, Inc. 0.950% due 08/15/2025	10	9
Northern States Power Co. 2.900% due 03/01/2050	1	0
NSTAR Electric Co. 4.400% due 03/01/2044	43	39

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Oklahoma Gas & Electric Co.
4.150% due 04/01/2047	10	8
4.550% due 03/15/2044	30	26
Oncor Electric Delivery Co. LLC 3.100% due 09/15/2049	172	127
ONEOK, Inc.
3.400% due 09/01/2029	589	526
4.550% due 07/15/2028	573	555
5.200% due 07/15/2048	1,153	998
6.100% due 11/15/2032	699	724
Pacific Gas & Electric Co.
2.500% due 02/01/2031	20	16
3.250% due 06/01/2031	1,218	1,033
3.300% due 08/01/2040	150	107
3.450% due 07/01/2025	128	122
3.750% due 07/01/2028	326	300
3.950% due 12/01/2047	750	535
4.550% due 07/01/2030	103	96
4.650% due 08/01/2028	52	49
4.950% due 07/01/2050	103	85
5.450% due 06/15/2027	309	306
5.900% due 06/15/2032	100	100
PacifiCorp 4.150% due 02/15/2050	70	60
PECO Energy Co. 3.000% due 09/15/2049	68	49
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% due 06/30/2050	615	440
Piedmont Natural Gas Co., Inc.
2.500% due 03/15/2031	58	48
3.500% due 06/01/2029	448	417
Pinnacle West Capital Corp. 1.300% due 06/15/2025	50	46
Plains All American Pipeline LP
3.550% due 12/15/2029	133	119
5.150% due 06/01/2042	403	340
Public Service Co. of Colorado 3.550% due 06/15/2046	52	40
Public Service Electric & Gas Co. 4.650% due 03/15/2033	1,700	1,708
Public Service Enterprise Group, Inc. 0.800% due 08/15/2025	940	861
Puget Sound Energy, Inc. 5.795% due 03/15/2040	30	32
San Diego Gas & Electric Co. 1.700% due 10/01/2030	10	8
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044	259	265
Sempra Energy
3.300% due 04/01/2025	1,576	1,526
3.700% due 04/01/2029	217	202
Shell International Finance BV 2.875% due 05/10/2026	1,300	1,244
Sinopec Group Overseas Development Ltd.
1.450% due 01/08/2026	79	72
2.150% due 05/13/2025	258	244
4.125% due 09/12/2025	212	208
Southern California Edison Co.
2.850% due 08/01/2029	1,166	1,044
3.650% due 02/01/2050	1,334	1,030
4.125% due 03/01/2048	1,178	977
5.850% due 11/01/2027	699	737
5.950% due 11/01/2032	100	108
Southern California Gas Co.
3.150% due 09/15/2024	648	631
4.125% due 06/01/2048	749	628
4.450% due 03/15/2044	52	45
Southern Power Co. 5.150% due 09/15/2041	643	606
Southwest Gas Corp.
4.050% due 03/15/2032	357	329
5.450% due 03/23/2028	1,300	1,313
Southwestern Electric Power Co. 4.100% due 09/15/2028	492	477
Southwestern Public Service Co.
3.150% due 05/01/2050	10	7
3.700% due 08/15/2047	9	7
6.000% due 10/01/2036	1,048	1,087
Tampa Electric Co.
3.875% due 07/12/2024	100	99
4.350% due 05/15/2044	30	26
5.000% due 07/15/2052	100	97
Union Electric Co. 3.900% due 04/01/2052	100	84

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Verizon Communications, Inc.
2.355% due 03/15/2032	3,064	2,515
2.550% due 03/21/2031	1,218	1,038
3.150% due 03/22/2030	54	49
4.125% due 03/16/2027	1,364	1,353
4.125% due 08/15/2046	750	642
4.400% due 11/01/2034	460	437
4.500% due 08/10/2033	60	58
4.812% due 03/15/2039	402	384
4.862% due 08/21/2046	667	636
Virginia Electric & Power Co.
3.750% due 05/15/2027	215	209
4.625% due 05/15/2052	100	91
6.000% due 01/15/2036	60	65
8.875% due 11/15/2038	1,164	1,615
Vistra Operations Co. LLC 4.300% due 07/15/2029	574	514
Vodafone Group PLC
4.125% due 05/30/2025	159	157
7.875% due 02/15/2030	109	127
WEC Energy Group, Inc. 2.200% due 12/15/2028	949	827
Wisconsin Power & Light Co. 3.950% due 09/01/2032	864	813
Wisconsin Public Service Corp. 3.671% due 12/01/2042	3	2
Xcel Energy, Inc. 4.600% due 06/01/2032	50	49

		94,427

Total Corporate Bonds & Notes (Cost $750,974)		697,607

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Bonds
3.000% due 08/15/2052	5,728	5,033
3.375% due 08/15/2042	2,436	2,288
4.000% due 11/15/2042	3,234	3,323
4.000% due 11/15/2052 (k)	1,556	1,652
U.S. Treasury Notes
2.750% due 08/15/2032 (k)	6,479	6,099
U.S. Treasury STRIPS
0.000% due 05/15/2051 (c)	2,283	825
0.000% due 11/15/2051 (c)	3,855	1,377
0.000% due 05/15/2052 (c)	5,194	1,836

Total U.S. Treasury Obligations (Cost $23,519)		22,433

REPURCHASE AGREEMENTS (j) 0.0%		289

Total Short-Term Instruments (Cost $289)		289

Total Investments in Securities (Cost $774,782)		720,328

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
PIMCO Government Money Market Fund 4.950% (e)(f)(h)	1,843,562	1,844

Total Short-Term Instruments (Cost $1,843)		1,844

Total Investments in Affiliates (Cost $1,843)		1,844

Total Investments 100.6% (Cost $776,625)		$722,172
Financial Derivative Instruments (l) 0.0%(Cost or Premiums, net $167)		20
Other Assets and Liabilities, net (0.6)%		(4,065)

Net Assets 100.0%		$718,127

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							When-issued security.
(b)							Security is not accruing income as of the date of this report.
(c)							Zero coupon security.
(d)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)							Institutional Class Shares of each Fund.
(f)							Securities with an aggregate market value of $1,759 were out on loan in exchange for $1,844 of cash collateral as of March 31, 2023.
(g)							Contingent convertible security.
(h)							Coupon represents a 7-Day Yield.
(i)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				2.561%	05/01/2032	06/21/2021	$1,516	$1,245	0.17%
Citigroup, Inc.				2.572	06/03/2031	07/01/2021-07/29/2022	486	422	0.06
Citigroup, Inc.				3.057	01/25/2033	01/18/2021	168	142	0.02
Citigroup, Inc.				6.270	11/17/2033	11/09/2022	699	757	0.10
Deutsche Bank AG				2.129	11/24/2026	08/11/2021-12/27/2022	1,181	1,120	0.16
General Motors Co.				6.800	10/01/2027	11/04/2021-03/23/2023	560	547	0.08
Oracle Corp.				1.650	03/25/2026	03/06/2023	48	49	0.01
Oracle Corp.				2.300	03/25/2028	09/23/2021-12/27/2022	1,148	1,078	0.15
Oracle Corp.				3.950	03/25/2051	04/09/2021-03/23/2023	2,674	1,967	0.27

							$8,480	$7,327	1.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$289	U.S. Treasury Notes 2.250% due 10/31/2024		$(294)	$289	$289

Total Repurchase Agreements							$(294)	$289	$289

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS				4.940%	03/28/2023	04/11/2023		$(944)	$(945)
				4.950	03/29/2023	04/12/2023		(1,406)	(1,407)

Total Reverse Repurchase Agreements									$(2,352)

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(2)	Borrowing Date	Maturity Date		Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

TDM				4.950%	03/30/2023	04/06/2023		$(3,737)	$(3,739)
UBS				4.650	03/28/2023	04/20/2023		(1,664)	(1,665)

Total Sale-Buyback Transactions									$(5,404)

(k)							Securities with an aggregate market value of $7,751 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)							Includes accrued interest.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(81) at a weighted average interest rate of 4.858%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

National Rural Utilities Cooperative Finance Corp.	1.000%	Quarterly	12/20/2026	0.269%	$100	$3	$0	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$200	$4	$(1)	$3	$0	$0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,200	6	11	17	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	6,000	63	9	72	6	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	11,300	91	42	133	13	0

$164	$61	$225	$20	$0

Total Swap Agreements	$167	$61	$228	$20	$0

Cash of $1,423 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$264,428	$0	$264,428
Industrials	0	338,751	0	338,751
Utilities	0	94,427	0	94,427
U.S. Treasury Obligations	0	22,433	0	22,433
Corporate Bonds & Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	289	0	289

$0	$720,328	$0	$720,328
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	1,844	0	0	1,844

Total Investments	$1,844	$720,328	$0	$722,172

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$0	$0	$0

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$20	$0	$20

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Total Financial Derivative Instruments	$0	$20	$0	$20

Totals	$1,844	$720,348	$0	$722,192

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
CORPORATE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Toledo Hospital 5.325% due 11/15/2028	$250	$209

Total Corporate Bonds & Notes (Cost $199)		209

MUNICIPAL BONDS & NOTES 91.6%
ALABAMA 2.0%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 10/01/2052	1,000	987
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	256	225

		1,212

ALASKA 0.4%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	250	268

ARIZONA 0.9%
Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.250% due 01/01/2040	480	294
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022 5.000% due 09/01/2052	250	262

		556

ARKANSAS 0.4%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	300	270

CALIFORNIA 15.0%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (c)	500	257
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,000	988
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 01/01/2054	500	512
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	300	258
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	100	84
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	1,400	1,400
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	250	232
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2040	250	168
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	270
California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	250	248
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.250% due 12/01/2056	250	243
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	500	398
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021 3.500% due 10/01/2046	500	377
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	200	98
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	3,500	356
3.850% due 06/01/2050	1,000	905
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	250	262
Los Angeles Department of Airports, California Revenue Bonds, Series 2023 5.000% due 05/15/2036 (a)	500	558

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	150	150
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2025 (b)	500	478
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	1,000	168
University of California Revenue Bonds, Series 2015 5.000% due 05/15/2040	500	518

		8,928

COLORADO 3.5%
Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.520% (MUNIPSA) due 05/15/2061 ~	500	495
5.000% due 05/15/2062	1,500	1,618

		2,113

DELAWARE 0.4%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	250	229

FLORIDA 2.7%
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	500	510
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	400	438
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	250	250
Palm Beach County, Florida Health Facilities Authority Revenue Notes, Series 2022 5.000% due 11/01/2029	375	405

		1,603

GEORGIA 2.6%
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	1,000	1,000
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.500% due 07/01/2063	500	520

		1,520

IDAHO 0.3%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	250	183

ILLINOIS 7.1%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.500% due 01/01/2055	1,000	1,077
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2031	1,000	1,085
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2033	1,000	1,019
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,000	1,062

		4,243

INDIANA 3.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	250	253
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	500	500
Whiting, Indiana Revenue Bonds, Series 2019 5.000% due 12/01/2044	1,000	1,023

		1,776

IOWA 0.4%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	250	244

KENTUCKY 1.9%
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2022 5.000% due 09/01/2041	1,000	1,108

LOUISIANA 0.9%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022 5.000% due 08/15/2026	475	510

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

MASSACHUSETTS 6.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 2.029% due 07/01/2035	500	387
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.250% due 10/01/2047	1,000	1,137
Massachusetts Development Finance Agency Revenue Bonds, Series 2013 5.000% due 07/01/2044	500	488
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	500	515
Massachusetts Development Finance Agency Revenue Bonds, Series 2022 5.000% due 10/01/2038	500	578
Massachusetts Port Authority Revenue Bonds, Series 2022 5.000% due 07/01/2036	500	558

		3,663

MICHIGAN 1.6%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	250	185
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	2,500	247
5.000% due 06/01/2040	500	520

		952

NEVADA 0.2%
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	1,000	127

NEW JERSEY 2.5%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2006 0.000% due 12/15/2031 (b)	250	187
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,000	1,070
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	250	251

		1,508

NEW MEXICO 0.6%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	350	349

NEW YORK 4.6%
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2041	250	286
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	500	578
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	250	288
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	350	337
New York State Dormitory Authority Revenue Bonds, Series 2022 4.000% due 03/15/2039	250	252
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	250	245
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	1,500	169
4.000% due 06/01/2050	300	264
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2022 5.000% due 11/15/2032	250	303

		2,722

NORTH CAROLINA 1.9%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	1,000	1,161

OHIO 4.6%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017 5.000% due 08/01/2029	1,000	1,108
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	500	442
5.000% due 06/01/2055	250	227
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	750	757

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	200	181

		2,715

PENNSYLVANIA 10.0%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	200	197
Commonwealth of Pennsylvania General Obligation Bonds, Series 2016 4.000% due 09/15/2034	500	515
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2019 3.880% due 06/01/2037	2,000	2,000
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 5.070% (MUNIPSA) due 08/15/2038 ~(d)	970	958
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029 (a)	500	509
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2038	500	495
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	250	258
5.000% due 12/31/2038	500	505
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2039	500	545

		5,982

PUERTO RICO 5.6%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	273	119
0.000% due 11/01/2051	1,749	688
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	400	325
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	225	187
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022 0.000% due 07/01/2053 (c)	1,025	600
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	500	131
0.000% due 07/01/2051 (b)	5,400	1,051
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	250	234

		3,335

RHODE ISLAND 1.2%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	500	504
5.000% due 06/01/2050	200	197

		701

SOUTH CAROLINA 1.1%
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022 4.250% due 02/01/2041	625	644

TENNESSEE 1.7%
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,000	985

TEXAS 1.9%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 3.200% due 12/01/2045	250	249
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (b)	250	132
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	250	226
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 4.000% due 12/01/2054	250	166
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	100	73
Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 10/15/2057	250	276

		1,122

U.S. VIRGIN ISLANDS 0.8%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	500	491

VIRGINIA 1.4%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	580	544

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Virginia College Building Authority Revenue Bonds, Series 2019 4.000% due 02/01/2034	250	264

		808

WASHINGTON 0.6%
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	350	335

WISCONSIN 3.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	250	261
4.000% due 03/31/2056	250	202
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2052	400	374
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	750	711
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (b)	1,000	341
Wisconsin State General Obligation Notes, Series 2022 4.390% (MUNIPSA) due 05/01/2025 ~	240	239

		2,128

Total Municipal Bonds & Notes (Cost $53,860)		54,491

SHORT-TERM INSTRUMENTS 7.7%
REPURCHASE AGREEMENTS (e) 7.7%		4,600

Total Short-Term Instruments (Cost $4,600)		4,600

Total Investments in Securities (Cost $58,659)		59,300

Total Investments 99.7% (Cost $58,659)		$59,300
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $0)		(9)
Other Assets and Liabilities, net 0.3%		210

Net Assets 100.0%		$59,501

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)					When-issued security.
	(b)					Zero coupon security.
	(c)					Security becomes interest bearing at a future date.
	(d)					RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	5.070%			08/15/2038	09/14/2021	$992	$958	1.61%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.860%	03/31/2023	04/03/2023	$4,600	U.S. Treasury Notes 0.875% due 06/30/2026	$(4,713)	$4,600	$4,602

Total Repurchase Agreements						$(4,713)	$4,600	$4,602

	(1)					Includes accrued interest.
	(f)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
							Variation Margin
Description	Expiration Month			# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2023			26	$(2,988)	$(63)	$0	$(9)

Total Futures Contracts						$(63)	$0	$(9)

Cash of $109 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
	Industrials			$0	$209	$0	$209
Municipal Bonds & Notes
	Alabama			0	1,212	0	1,212
	Alaska			0	268	0	268
	Arizona			0	556	0	556
	Arkansas			0	270	0	270
	California			0	8,928	0	8,928
	Colorado			0	2,113	0	2,113
	Delaware			0	229	0	229
	Florida			0	1,603	0	1,603
	Georgia			0	1,520	0	1,520
	Idaho			0	183	0	183
	Illinois			0	4,243	0	4,243
	Indiana			0	1,776	0	1,776
	Iowa			0	244	0	244
	Kentucky			0	1,108	0	1,108
	Louisiana			0	510	0	510
	Massachusetts			0	3,663	0	3,663
	Michigan			0	952	0	952

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Nevada	0	127	0	127
New Jersey	0	1,508	0	1,508
New Mexico	0	349	0	349
New York	0	2,722	0	2,722
North Carolina	0	1,161	0	1,161
Ohio	0	2,715	0	2,715
Pennsylvania	0	5,982	0	5,982
Puerto Rico	0	3,335	0	3,335
Rhode Island	0	701	0	701
South Carolina	0	644	0	644
Tennessee	0	985	0	985
Texas	0	1,122	0	1,122
U.S. Virgin Islands	0	491	0	491
Virginia	0	808	0	808
Washington	0	335	0	335
Wisconsin	0	2,128	0	2,128
Short-Term Instruments
Repurchase Agreements	0	4,600	0	4,600

Total Investments	$0	$59,300	$0	$59,300

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(9)	$0	$(9)

Total Financial Derivative Instruments	$0	$(9)	$0	$(9)

Totals	$0	$59,291	$0	$59,291

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.6% ¤
CORPORATE BONDS & NOTES 62.7%
BANKING & FINANCE 47.1%
Allstate Corp. 5.750% due 08/15/2053 •		$500	$487
Bank of New York Mellon Corp. 3.750% due 12/20/2026 •(d)		600	495
Bank of Nova Scotia 3.625% due 10/27/2081 •(e)(f)		800	587
Barclays PLC 8.000% due 03/15/2029 •(d)(e)		1,100	942
BNP Paribas SA
4.625% due 02/25/2031 •(d)(e)		600	450
9.250% due 11/17/2027 •(d)(e)		700	713
Citigroup, Inc. 7.375% due 05/15/2028 •(d)		1,000	985
Cooperatieve Rabobank UA 4.875% due 06/29/2029 •(d)(e)	EUR	1,000	938
Corebridge Financial, Inc. 6.875% due 12/15/2052 •		$800	715
Credit Suisse AG AT1 Claim ^		800	46
Credit Suisse Group AG 9.016% due 11/15/2033 •		500	594
Deutsche Bank AG
4.789% due 04/30/2025 •(d)(e)		400	287
5.882% due 07/08/2031 •		300	261
7.079% due 02/10/2034 •		500	464
General Motors Financial Co., Inc. 5.700% due 09/30/2030 •(d)		600	518
Global Atlantic Fin Co. 4.400% due 10/15/2029		1,000	887
ING Groep NV 6.750% due 04/16/2024 •(d)(e)		1,500	1,387
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		900	955
Liberty Mutual Group, Inc. 3.625% due 05/23/2059 •	EUR	1,000	997
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(d)(e)		$600	568
Morgan Stanley 5.948% due 01/19/2038 •		1,250	1,244
Munich Re 5.875% due 05/23/2042 •		800	795
NatWest Group PLC
4.600% due 06/28/2031 •(d)(e)		1,000	706
6.000% due 12/29/2025 •(d)(e)		300	274
8.000% due 08/10/2025 •(d)(e)		400	396
PNC Financial Services Group, Inc.
5.000% due 11/01/2026 •(d)		400	364
6.250% due 03/15/2030 •(d)		1,500	1,391
Prudential Financial, Inc. 6.000% due 09/01/2052 •		500	469
Societe Generale SA
6.691% due 01/10/2034 •		600	614
9.375% due 11/22/2027 •(d)(e)		700	664
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(d)(e)		400	323
Toronto-Dominion Bank 8.125% due 10/31/2082 •(e)		500	509
UniCredit SpA 5.459% due 06/30/2035 •		600	495
Voya Financial, Inc. 4.700% due 01/23/2048 •		600	477

			21,997

INDUSTRIALS 6.9%
Enbridge, Inc. 5.750% due 07/15/2080 •		500	446
Energy Transfer LP 6.625% due 02/15/2028 •(d)		900	676

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Enterprise Products Operating LLC
5.375% due 02/15/2078 •	600	483
7.858% (US0003M + 2.986%) due 08/16/2077 ~	500	470
Plains All American Pipeline LP 8.974% (US0003M + 4.110%) due 05/01/2023 ~(d)	600	537
Southern Co. 3.750% due 09/15/2051 •	700	589

		3,201

UTILITIES 8.7%
American Electric Power Co., Inc. 3.875% due 02/15/2062 •	300	240
British Telecommunications PLC 4.875% due 11/23/2081 •	300	237
CMS Energy Corp. 4.750% due 06/01/2050 •	400	347
Duke Energy Corp. 3.250% due 01/15/2082 •	500	375
Edison International 8.125% due 06/15/2053 •	500	507
NextEra Energy Capital Holdings, Inc. 4.800% due 12/01/2077 •	300	253
NiSource, Inc. 5.650% due 06/15/2023 •(d)	300	282
Sempra Energy 4.125% due 04/01/2052 •	600	485
Transcanada Trust 5.600% due 03/07/2082 •	1,100	922
Vodafone Group PLC 4.125% due 06/04/2081 •	500	395

		4,043

Total Corporate Bonds & Notes (Cost $30,474)		29,241

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Bonds
4.000% due 11/15/2042	900	925

Total U.S. Treasury Obligations (Cost $944)		925

	SHARES
PREFERRED SECURITIES 29.5%
FINANCIALS 27.0%
Aircastle Ltd. 5.250% due 06/15/2026 •(d)	600,000	445
Ally Financial, Inc. 4.700% due 05/15/2028 •(d)	1,900,000	1,260
American Express Co. 3.550% due 09/15/2026 •(d)	800,000	676
Bank of America Corp. 4.375% due 01/27/2027 •(d)	600,000	512
Citigroup, Inc. 4.000% due 12/10/2025 •(d)	600,000	527
Citizens Financial Group, Inc. 6.375% due 04/06/2024 •(d)	1,300,000	1,119
CoBank ACB 4.250% due 01/01/2027 •(d)	400,000	331
Discover Financial Services 5.500% due 10/30/2027 •(d)	1,100,000	790
Goldman Sachs Group, Inc. 3.800% due 05/10/2026 •(d)	900,000	750
HSBC Capital Funding Dollar LP 10.176% due 06/30/2030 •(d)	600,000	722
JPMorgan Chase & Co. 4.600% due 02/01/2025 •(d)	1,900,000	1,777
MetLife, Inc. 5.875% due 03/15/2028 •(d)	500,000	466
Reinsurance Group of America, Inc. 5.750% (US0003M + 4.040%) due 06/15/2056 ~	9,900	252
Selective Insurance Group, Inc. 4.600% due 12/15/2025 (d)	21,100	363
SVB Financial Group 4.100% due 02/15/2031 ^(a)(d)	1,200,000	76
Truist Financial Corp. 5.100% due 03/01/2030 •(d)	1,000,000	878
U.S. Bancorp 5.300% due 04/15/2027 •(d)	800,000	688

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Wells Fargo & Co. 3.900% due 03/15/2026 •(d)	1,100,000	972

		12,604

INDUSTRIALS 0.2%
General Electric Co. 8.196% (US0003M + 3.330%) due 06/15/2023 ~(d)	92,000	92

UTILITIES 2.3%
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(d)	600,000	567
Edison International 5.000% due 12/15/2026 •(d)	600,000	502

		1,069

Total Preferred Securities (Cost $15,297)		13,765

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.4%
U.S. TREASURY BILLS 3.4%
4.670% due 06/15/2023 (b)(c)	$1,600	1,585

Total Short-Term Instruments (Cost $1,585)		1,585

Total Investments in Securities (Cost $48,300)		45,516

Total Investments 97.6% (Cost $48,300)		$45,516
Financial Derivative Instruments (g)(h) 0.0%(Cost or Premiums, net $0)		5
Other Assets and Liabilities, net 2.4%		1,050

Net Assets 100.0%		$46,571

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bank of Nova Scotia	3.625%	10/27/2081	01/18/2023	$604	$587	1.26%

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra 10-Year Note June Futures	06/2023	14	$1,696	$64	$9	$0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	11	1,552	81	21	0

$145	$30	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund June Futures	06/2023	5	$(737)	$(22)	$4	$(3)

Total Futures Contracts	$123	$34	$(3)

Cash of $208 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	05/2023	EUR	17	$18	$0	$0
05/2023	$26	EUR	24	0	0
BPS	05/2023	EUR	1,853	$1,989	0	(26)
CBK	05/2023	11	12	0	0

Total Forward Foreign Currency Contracts	$0	$(26)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$21,997	$0	$21,997
Industrials	0	3,201	0	3,201
Utilities	0	4,043	0	4,043
U.S. Treasury Obligations	0	925	0	925
Preferred Securities
Financials	615	11,989	0	12,604
Industrials	0	92	0	92
Utilities	0	1,069	0	1,069
Short-Term Instruments
U.S. Treasury Bills	0	1,585	0	1,585

Total Investments	$615	$44,901	$0	$45,516

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$4	$30	$0	$34

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	0	0	(3)
Over the counter	0	(26)	0	(26)

	$(3)	$(26)	$0	$(29)

Total Financial Derivative Instruments	$1	$4	$0	$5

Totals	$616	$44,905	$0	$45,521

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 88.1%
ABG Intermediate Holdings 2 LLC 10.907% due 12/20/2029	$350	$325
Advantage Sales & Marketing, Inc. 9.288% - 9.659% (LIBOR03M + 4.500%) due 10/28/2027 ~	546	472
Albion Financing 3 SARL 10.347% due 08/17/2026	2,000	1,953
Allied Universal Holdco LLC 8.657% due 05/12/2028	2,430	2,311
Altar Bidco, Inc. 10.493% due 02/01/2030	500	443
Altice France SA 10.170% due 08/15/2028 «	995	948
American Airlines, Inc. 9.558% (LIBOR03M + 4.750%) due 04/20/2028 ~	1,800	1,831
AmWINS Group, Inc. 7.657% due 02/19/2028	1,097	1,094
Amynta Agency Borrower, Inc. 9.990% due 02/28/2028	800	771
AP Core Holdings LLC 10.340% (LIBOR01M + 5.500%) due 09/01/2027 ~	650	634
Applied Systems, Inc. 9.398% due 09/18/2026	900	900
AppLovin Corp. 8.157% due 08/15/2025	397	397
Arches Buyer, Inc. 8.157% due 12/06/2027	499	471
Armor Holding LLC 9.541% due 12/11/2028 «	248	248
ASP Unifrax Holdings, Inc. 8.909% (LIBOR03M + 3.750%) due 12/12/2025 ~	272	248
AssuredPartners, Inc. 8.307% due 02/12/2027	397	394
Asurion LLC 8.090% (LIBOR01M + 3.250%) due 12/23/2026 ~	446	415
Bally's Corp. 7.959% (LIBOR01M + 3.250%) due 10/02/2028 ~	944	904
Banff Merger Sub, Inc. 8.590% (LIBOR01M + 3.750%) due 10/02/2025 ~	1,785	1,766
BCPE Empire Holdings, Inc. 8.840% (LIBOR01M + 4.000%) due 06/11/2026 ~	546	537
Berry Global, Inc. 6.510% (LIBOR01M + 1.750%) due 07/01/2026 ~	1,281	1,278
Birkenstock GmbH & Co. KG 8.064% (LIBOR03M + 3.250%) due 04/28/2028 ~	249	247
Brand Energy & Infrastructure Services, Inc. 9.065% - 9.409% (LIBOR03M + 4.250%) due 06/21/2024 ~	1,297	1,210
Brookfield WEC Holdings, Inc. 7.609% (LIBOR01M + 2.750%) due 08/01/2025 ~	1,492	1,486
Caesars Entertainment Corp. 8.157% due 02/06/2030	2,000	1,993
Carnival Corp. 7.840% (LIBOR01M + 3.000%) due 06/30/2025 ~	248	246
Castlelake Aviation Ltd. 7.783% due 10/22/2027	449	443
CDK Global, Inc. 9.148% due 07/06/2029	2,703	2,699
Clear Channel Outdoor Holdings, Inc. 8.325% (LIBOR03M + 3.500%) due 08/21/2026 ~	1,188	1,110
Clydesdale Acquisition Holdings, Inc. 9.082% due 04/13/2029	2,361	2,311
CMG Media Corp. 8.659% (LIBOR03M + 3.500%) due 12/17/2026 ~	594	528
CommScope, Inc. 8.090% (LIBOR01M + 3.250%) due 04/06/2026 ~	149	144
Corelogic, Inc. 8.375% (LIBOR01M + 3.500%) due 06/02/2028 ~	297	255
Cornerstone OnDemand, Inc. 8.590% (LIBOR01M + 3.750%) due 10/16/2028 ~	248	230
CQP Holdco LP 8.659% (LIBOR03M + 3.500%) due 06/05/2028 ~	1,743	1,733
DirecTV Financing LLC 9.840% (LIBOR01M + 5.000%) due 08/02/2027 ~	2,657	2,563

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Dotdash Meredith, Inc. 8.765% due 12/01/2028 «	249	225
Elanco Animal Health, Inc. 6.412% (TSFR1M + 1.750%) due 08/01/2027 ~	1,150	1,127
Endure Digital, Inc. 8.219% (LIBOR01M + 3.500%) due 02/10/2028 «~	497	466
Ensono LP 9.151% (LIBOR03M + 3.750%) due 05/26/2028 ~	342	315
Finastra USA, Inc. 8.325% (LIBOR03M + 3.500%) due 06/13/2024 ~	1,838	1,725
First Student Bidco, Inc. 8.143% (LIBOR03M + 3.000%) due 07/21/2028 ~	993	953
Foundation Building Materials Holding Co. LLC 8.075% (LIBOR03M + 3.250%) due 01/31/2028 ~	1,095	1,066
Froneri International Ltd. 7.409% (LIBOR03M + 2.250%) due 01/29/2027 ~	891	880
Garda World Security Corp. 9.109% due 10/30/2026	250	248
Global Medical Response, Inc. 9.090% (LIBOR01M + 4.250%) due 03/14/2025 ~	248	175
Graham Packaging Co., Inc. 7.840% (LIBOR01M + 3.000%) due 08/04/2027 ~	594	589
Gray Television, Inc. 7.162% (LIBOR01M + 2.500%) due 01/02/2026 ~	150	148
Greeneden U.S. Holdings LLC 8.840% (LIBOR01M + 4.000%) due 12/01/2027 ~	1,563	1,543
Grinding Media, Inc. TBD% - 8.986% (LIBOR01M + 4.000%) due 10/12/2028 «~	248	234
Hanesbrands, Inc. 8.557% due 03/08/2030 «	800	798
Hub International Ltd.
TBD% - 7.818% (LIBOR03M + 3.000%) due 04/25/2025 ~	99	99
5.058% - 8.409% (LIBOR03M + 3.250%) due 04/25/2025 ~	3,274	3,270
8.728% - 8.876% due 11/10/2029	399	398
Hyland Software, Inc. 8.340% (LIBOR01M + 3.500%) due 07/01/2024 ~	1,270	1,258
INEOS Enterprises Holdings U.S. Finco LLC 8.490% due 08/28/2026	397	393
Instant Brands Holdings, Inc. 9.953% (LIBOR03M + 5.000%) due 04/12/2028 ~	368	147
IRB Holding Corp. 7.906% due 12/15/2027	700	689
Ivanti Software, Inc. 9.212% (LIBOR03M + 4.250%) due 12/01/2027 ~	596	492
LABL, Inc. 9.840% (LIBOR01M + 5.000%) due 10/29/2028 ~(a)	673	654
LBM Acquisition LLC 8.590% (LIBOR06M + 3.750%) due 12/17/2027 ~	1,443	1,364
LifeMiles Ltd. 10.203% (LIBOR03M + 5.250%) due 08/30/2026 ~	693	654
LSF11 A5 HoldCo LLC 9.157% due 10/15/2028	750	737
Madison IAQ LLC 8.302% (LIBOR06M + 3.250%) due 06/21/2028 ~	1,846	1,761
Mattress Firm, Inc. 9.390% (LIBOR03M + 4.250%) due 09/25/2028 ~	191	179
Mauser Packaging Solutions Holding Co. 8.776% due 08/14/2026	250	248
Mavenir Systems, Inc. 9.651% (LIBOR03M + 4.750%) due 08/18/2028 ~	497	350
McAfee LLC 9.580% (LIBOR03M + 4.750%) due 07/27/2028 ~	1,417	1,173
Medline Borrower LP 8.090% (LIBOR01M + 3.250%) due 10/23/2028 ~	2,992	2,922
Messer Industrie GmbH 7.660% (LIBOR03M + 2.500%) due 03/02/2026 ~	619	618
MH Sub LLC 8.590% (LIBOR01M + 3.750%) due 09/13/2024 ~	1,765	1,739
Mitchell International, Inc. 8.502% (LIBOR01M + 3.750%) due 10/15/2028 ~	1,415	1,341
MPH Acquisition Holdings LLC 9.203% (LIBOR03M + 4.250%) due 09/01/2028 ~	693	596
Neptune Bidco U.S., Inc. 9.735% due 04/11/2029 «	1,000	903
Olympus Water U.S. Holding Corp. 8.938% (LIBOR03M + 3.750%) due 11/09/2028 ~	496	471
Open Text Corp. 8.157% due 01/31/2030	1,250	1,248
Padagis LLC 9.538% (LIBOR03M + 4.750%) due 07/06/2028 ~	275	252
Parexel International Corp. 8.090% (LIBOR01M + 3.250%) due 11/15/2028 ~	2,188	2,167
Park River Holdings, Inc. 8.004% (LIBOR06M + 3.250%) due 12/28/2027 ~	546	505
Peraton Corp. 8.590% (LIBOR01M + 3.750%) due 02/01/2028 ~	1,144	1,132

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Petco Health and Wellness Company, Inc. 8.410% due 03/03/2028	1,664	1,638
Phoenix Guarantor, Inc. 8.090% (LIBOR01M + 3.250%) due 03/05/2026 ~	693	676
Playa Resorts Holding BV 8.993% due 01/05/2029	998	993
Polaris Newco LLC 9.159% (LIBOR03M + 4.000%) due 06/02/2028 ~	2,580	2,360
Prairie ECI Acquiror LP 9.590% (LIBOR01M + 4.750%) due 03/11/2026 ~	1,300	1,274
Profrac Services LLC TBD% - 12.420% due 03/04/2025	988	983
Proofpoint, Inc. 8.090% (LIBOR01M + 3.250%) due 08/31/2028 ~	1,290	1,264
PUG LLC 9.090% (LIBOR01M + 4.250%) due 02/12/2027 «~	248	179
Rackspace Technology Global, Inc. 7.595% (LIBOR03M + 2.750%) due 02/15/2028 ~	149	81
Radiate Holdco LLC 8.090% (LIBOR01M + 3.250%) due 09/25/2026 ~	2,580	2,122
Rand Parent LLC 9.127% due 03/17/2030	400	378
RealPage, Inc. 7.840% (LIBOR01M + 3.000%) due 04/24/2028 ~	2,215	2,153
RegionalCare Hospital Partners Holdings, Inc. 8.575% (LIBOR03M + 3.750%) due 11/16/2025 ~	2,150	2,053
Sabre Global, Inc. 9.907% due 06/30/2028	498	429
SBA Senior Finance LLC 6.600% (LIBOR01M + 1.750%) due 04/11/2025 ~	866	867
Scientific Games Holdings LP 8.103% due 04/04/2029	149	147
Scih Salt Holdings, Inc. 8.825% (LIBOR03M + 4.000%) due 03/16/2027 ~	273	267
SCUR-Alpha 1503 GmbH TBD% due 03/30/2030	1,000	880
Sigma Bidco BV 7.460% due 07/02/2025	346	333
Spirit AeroSystems, Inc. 9.176% due 01/15/2027	299	299
Staples, Inc. 9.814% (LIBOR03M + 5.000%) due 04/16/2026 ~	745	687
Stars Group Holdings BV
7.409% (LIBOR03M + 2.250%) due 07/21/2026 ~	841	842
8.410% due 07/22/2028	423	423
Station Casinos LLC 7.100% (LIBOR01M + 2.250%) due 02/08/2027 ~	396	393
Sunshine Investments BV 9.011% due 07/12/2029	274	271
Surgery Center Holdings, Inc. 8.210% (LIBOR01M + 3.750%) due 08/31/2026 ~	314	312
Syniverse Holdings, Inc. 11.898% due 05/13/2027	498	443
Taboola.com Ltd. 8.850% (LIBOR03M + 4.000%) due 09/01/2028 «~	520	518
Team Health Holdings, Inc. 7.590% (LIBOR01M + 2.750%) due 02/06/2024 ~	346	298
Tibco Software, Inc. 9.498% due 03/30/2029	2,250	2,053
Trans Union LLC 6.590% (LIBOR01M + 1.750%) due 11/16/2026 ~	791	787
TransDigm, Inc.
TBD% due 08/24/2028	1,700	1,697
8.148% due 02/22/2027	1,235	1,236
Trident TPI Holdings, Inc. 9.159% (LIBOR03M + 4.000%) due 09/15/2028 ~	248	241
U.S. Renal Care, Inc. 9.875% (LIBOR01M + 5.000%) due 06/26/2026 ~	396	271
UGI Energy Services LLC 8.157% due 02/22/2030	574	568
Ultimate Software Group, Inc.
8.032% (LIBOR03M + 3.250%) due 05/04/2026 ~	2,389	2,332
8.575% (LIBOR03M + 3.750%) due 05/04/2026 ~	1,386	1,366
United Airlines, Inc. 8.568% (LIBOR03M + 3.750%) due 04/21/2028 ~	1,489	1,481
Univision Communications, Inc.
8.090% (LIBOR01M + 3.250%) due 03/15/2026 ~	845	842
8.090% (LIBOR01M + 3.250%) due 01/31/2029 ~	149	146
USI, Inc. 8.648% due 11/22/2029	321	321
Venga Finance SARL 9.703% (LIBOR03M + 4.750%) due 06/28/2029 ~	647	620
Vertical U.S. Newco, Inc. 8.602% (LIBOR06M + 3.500%) due 07/30/2027 ~	2,000	1,954
Viad Corp. 9.922% due 07/30/2028	346	332

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Whatabrands LLC 8.090% (LIBOR01M + 3.250%) due 08/03/2028 ~	1,191	1,180
Windstream Services LLC TBD% - 11.157% due 09/21/2027 «	496	451
Worldwide Express Operations LLC 9.160% (LIBOR03M + 4.000%) due 07/26/2028 ~	347	337
Zayo Group Holdings, Inc.
7.840% (LIBOR01M + 3.000%) due 03/09/2027 ~	300	245
9.057% due 03/09/2027	2,587	2,059

Total Loan Participations and Assignments (Cost $118,829)		117,872

CORPORATE BONDS & NOTES 7.2%
BANKING & FINANCE 0.3%
PRA Group, Inc. 8.375% due 02/01/2028	500	501

INDUSTRIALS 6.8%
Allegiant Travel Co. 7.250% due 08/15/2027	300	299
American Airlines Pass-Through Trust 3.375% due 11/01/2028	188	164
CommScope, Inc. 4.750% due 09/01/2029	350	292
Community Health Systems, Inc. 5.250% due 05/15/2030	400	314
DISH DBS Corp. 5.250% due 12/01/2026	400	320
DISH Network Corp. 11.750% due 11/15/2027	300	291
EQM Midstream Partners LP 4.500% due 01/15/2029	500	426
Foundation Building Materials, Inc. 6.000% due 03/01/2029	250	199
GYP Holdings Corp. 4.625% due 05/01/2029	500	428
Innophos Holdings, Inc. 9.375% due 02/15/2028	500	512
Kaiser Aluminum Corp. 4.500% due 06/01/2031	800	658
Manitowoc Co., Inc. 9.000% due 04/01/2026	500	501
Olympus Water U.S. Holding Corp. 7.125% due 10/01/2027	300	282
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	850	764
Rackspace Technology Global, Inc. 3.500% due 02/15/2028	750	391
Rand Parent LLC 8.500% due 02/15/2030	400	376
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	400	340
Triumph Group, Inc. 9.000% due 03/15/2028	600	601
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)	355	316
White Cap Buyer LLC 6.875% due 10/15/2028	1,850	1,606

		9,080

UTILITIES 0.1%
Genesis Energy LP 8.875% due 04/15/2030	100	101

Total Corporate Bonds & Notes (Cost $10,103)		9,682

SHORT-TERM INSTRUMENTS 8.4%
REPURCHASE AGREEMENTS (e) 8.0%		10,700

U.S. TREASURY BILLS 0.4%
4.635% due 04/06/2023 - 05/09/2023 (c)(d)(h)	479	479

Total Short-Term Instruments (Cost $11,179)		11,179

Total Investments in Securities (Cost $140,111)		138,733

Total Investments 103.7% (Cost $140,111)		$138,733
Financial Derivative Instruments (f)(g) (0.0)%(Cost or Premiums, net $610)		(35)

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Other Assets and Liabilities, net (3.7)%	(4,893)

Net Assets 100.0%	$133,805

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.860%	03/31/2023	04/03/2023	$10,700	U.S. Treasury Notes 0.875% due 06/30/2026			$(10,962)	$10,700	$10,704

Total Repurchase Agreements								$(10,962)	$10,700	$10,704

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note June Futures				06/2023	8	$(1,652)	$(15)		$0	$(1)
U.S. Treasury 5-Year Note June Futures				06/2023	21	(2,300)	(48)		0	(5)
U.S. Treasury Ultra 10-Year Note June Futures				06/2023	11	(1,333)	(47)		0	(6)

Total Futures Contracts							$(110)		$0	$(12)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2026	2.537%	$750	$43	$19	$63	$5	$0
Calpine Corp.	5.000	Quarterly	06/20/2028	0.044	1,500	39	1	39	0	(2)
Charter Communications	5.000	Quarterly	06/20/2028	0.034	2,200	156	(3)	153	0	(6)

						$238	$17	$255	$5	$(8)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$6,000	$287	$188	$475	$0	$(14)

Total Swap Agreements						$525	$205	$730	$5	$(22)

Cash of $958 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	SOFRINDX	N/A	1.070%	Maturity	06/20/2023	$8,800	$85	$(91)	$0	$(6)

Total Swap Agreements	$85	$(91)	$0	$(6)

(h)

Securities with an aggregate market value of $4 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$880	$112,022	$4,970	$117,872
Corporate Bonds & Notes
Banking & Finance	0	501	0	501
Industrials	0	9,080	0	9,080
Utilities	0	101	0	101
Short-Term Instruments
Repurchase Agreements	0	10,700	0	10,700
U.S. Treasury Bills	0	479	0	479

Total Investments	$880	$132,883	$4,970	$138,733

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5	$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(34)	0	(34)
Over the counter	0	(6)	0	(6)

$0	$(40)	$0	$(40)

Total Financial Derivative Instruments	$0	$(35)	$0	$(35)

Totals	$880	$132,848	$4,970	$138,698

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2023:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$328	$4,596	$(18)	$15	$1	$(86)	$466	$(332)	$4,970	$(90)
Corporate Bonds & Notes

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Industrials	332	5	0	1	0	(22)	0	(316)	0	0

Totals	$660	$4,601	$(18)	$16	$1	$(108)	$466	$(648)	$4,970	$(90)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$4,970	Third Party Vendor			Broker Quote			72.250 - 99.875	94.145

Total		$4,970

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.8% ¤
MUNICIPAL BONDS & NOTES 91.9%
ALABAMA 3.7%
Birmingham Airport Authority, Alabama Revenue Notes, (BAM Insured), Series 2020 5.000% due 07/01/2023	$250	$251
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.320% (MUNIPSA) due 10/01/2052 ~	1,500	1,445
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 12/01/2052	1,250	1,212
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2021 4.000% due 12/01/2023	1,250	1,249
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020 5.000% due 08/01/2025	1,000	1,045
Healthcare Authority of Baptist Health, Alabama Revenue Notes, Series 2023 5.000% due 11/15/2025	1,000	1,049
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,625	4,412
Lower Alabama Gas District Revenue Bonds, Series 2020 4.000% due 12/01/2050	3,000	2,975
Prattville Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	450	433
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	2,000	2,001
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	3,750	3,866

		19,938

ALASKA 0.1%
Northern Tobacco Securitization Corp., Alaska Revenue Notes, Series 2021 4.000% due 06/01/2023	550	550

ARIZONA 1.8%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 4.220% (MUNIPSA) due 01/01/2046 ~	1,125	1,100
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	1,000	995
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 3.750% due 03/01/2039	1,000	1,009
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2024	200	202
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	350	360
Tempe, Arizona Certificates of Participation Notes, Series 2021 0.623% due 07/01/2024	1,350	1,287
Town of Gilbert, Arizona General Obligation Notes, Series 2022 5.000% due 07/15/2028	1,425	1,620
University of Arizona Revenue Notes, Series 2021 5.000% due 06/01/2026	2,850	3,082

		9,655

CALIFORNIA 13.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.380% (MUNIPSA) due 04/01/2056 ~	2,000	1,938
4.420% (MUNIPSA) due 04/01/2056 ~	1,500	1,486
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,250	1,234
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 01/01/2054	4,750	4,865
California County Tobacco Securitization Agency Revenue Notes, Series 2020 5.000% due 06/01/2024	500	509
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	3,000	3,009
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 4.320% (MUNIPSA) due 08/01/2047 ~	4,500	4,450
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.670% (MUNIPSA) due 12/01/2050 ~	1,000	967
California Infrastructure & Economic Development Bank Revenue Notes, Series 2018 5.000% due 10/01/2025	2,250	2,401
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	1,000	1,222

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,250	1,404
California State Public Works Board Revenue Notes, Series 2021 5.000% due 11/01/2029	1,500	1,757
California Statewide Communities Development Authority Revenue Bonds, Series 2004 5.000% due 04/01/2038	2,500	2,894
California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	1,000	991
California Statewide Communities Development Authority Revenue Notes, Series 2021 1.462% due 02/01/2028	3,680	3,142
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 5.250% due 02/01/2026	3,305	3,493
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017 5.000% due 06/01/2024	2,135	2,197
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
0.988% due 06/01/2024	2,000	1,905
1.337% due 06/01/2023	1,600	1,590
1.850% due 06/01/2031	470	468
2.587% due 06/01/2029	5,875	5,089
Los Angeles Unified School District, California General Obligation Bonds, Series 2014 5.000% due 07/01/2025	2,220	2,293
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 4.110% (MUNIPSA) due 07/01/2047 ~	1,200	1,196
Pasadena Unified School District, California General Obligation Notes, Series 2021 2.000% due 08/01/2025	2,110	2,076
Redondo Beach Community Financing Authority, California Revenue Notes, Series 2021 0.415% due 05/01/2023	675	673
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2032	4,940	4,954
Sacramento City Unified School District, California General Obligation Notes, (AGM Insured), Series 2021 4.000% due 07/01/2023	900	903
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	2,970	3,112
San Francisco, California Special Tax District, City & County Revenue Notes, Series 2020 1.340% due 11/01/2027	1,000	878
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,318
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,000	950
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2030	1,000	1,104
University of California Revenue Bonds, Series 2013 5.000% due 05/15/2048	3,000	3,008
Visalia Unified School District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2043	2,380	2,399

		72,875

COLORADO 3.1%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,700	1,784
Colorado Health Facilities Authority Revenue Bonds, Series 2022 4.520% (MUNIPSA) due 05/15/2061 ~	5,000	4,950
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	380	358
Colorado Health Facilities Authority Revenue Notes, Series 2022 5.000% due 11/01/2026	500	533
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021 3.579% (SOFRRATE) due 09/01/2039 ~	3,000	2,988
Regional Transportation District, Colorado Revenue Notes, Series 2020
3.000% due 07/15/2023	100	100
5.000% due 01/15/2024	400	404
5.000% due 07/15/2024	325	330
University of Colorado Revenue Bonds, Series 2019 2.000% due 06/01/2054	5,500	5,407

		16,854

CONNECTICUT 3.9%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2023	500	504
Connecticut Special Tax Revenue State Special Tax Notes, Series 2020
5.000% due 05/01/2023	675	676
5.000% due 05/01/2025	350	368
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	1,000	1,063
Connecticut Special Tax State Revenue Notes, Series 2022
5.000% due 07/01/2027	1,000	1,108
5.000% due 07/01/2029	3,000	3,468
Connecticut State General Obligation Bonds, Series 2013 4.920% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,020	1,020
Connecticut State General Obligation Notes, Series 2015 5.000% due 08/01/2025	350	370

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Connecticut State General Obligation Notes, Series 2020 4.000% due 06/01/2023	425	426
Connecticut State General Obligation Notes, Series 2022 5.000% due 11/15/2028	1,500	1,711
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2013 3.400% due 07/01/2042	10,000	10,000
Metropolitan District, Connecticut General Obligation Notes, Series 2018 5.000% due 07/15/2023	500	503

		21,217

DELAWARE 0.5%
Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	750	717
1.250% due 10/01/2045	2,000	1,833

		2,550

FLORIDA 1.1%
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2023	700	704
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	250	264
5.000% due 10/01/2026	470	509
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,043
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015 5.000% due 10/01/2024	710	736
Miami-Dade Seaport Department, Florida Revenue Notes, Series 2013 5.000% due 10/01/2023	550	557
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	2,000	2,045

		5,858

GEORGIA 2.3%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	3,000	2,559
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	500	496
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
3.954% (0.67*US0001M + 0.830%) due 08/01/2048 ~	500	501
4.000% due 04/01/2048	3,750	3,755
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	1,000	982
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 06/01/2053	2,000	2,088
Main Street Natural Gas, Inc., Georgia Revenue Notes, Series 2021 4.000% due 12/01/2024	750	750
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2025	625	646
Municipal Electric Authority of Georgia Revenue Notes, Series 2020 5.000% due 01/01/2024	490	497
Municipal Electric Authority of Georgia Revenue Notes, Series 2021 5.000% due 01/01/2024	360	365

		12,639

ILLINOIS 7.1%
Chicago Transit Authority, Illinois Revenue Notes, Series 2020 1.838% due 12/01/2023	1,500	1,469
Chicago, Illinois General Obligation Bonds, Series 2021 5.000% due 01/01/2034	1,000	1,059
Chicago, Illinois General Obligation Notes, Series 2021 5.000% due 01/01/2030	3,000	3,201
Cook County, Illinois General Obligation Notes, Series 2021 5.000% due 11/15/2024	1,750	1,807
Illinois Finance Authority Revenue Bonds, Series 2020 3.650% due 08/15/2049	12,850	12,850
Illinois Finance Authority Revenue Bonds, Series 2021 4.670% (MUNIPSA) due 05/01/2042 ~	1,000	974
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	250	270
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	510	513
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	1,700	1,782
5.000% due 10/01/2028	3,200	3,523
Illinois State General Obligation Notes, Series 2022 5.000% due 03/01/2026	7,750	8,201
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2023	750	753
Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022 3.000% due 06/15/2025	1,125	1,110

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	350	351
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 2.325% due 01/01/2025	1,000	956

		38,819

INDIANA 1.2%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	2,500	2,324
Indiana Finance Authority Revenue Notes, Series 2021 0.650% due 08/01/2025	4,500	4,182

		6,506

IOWA 0.6%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 6.496% due 08/15/2032	950	946
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 7.928% due 08/15/2029	1,610	1,608
PEFA Inc, Iowa Revenue Bonds, Series 2019 5.000% due 09/01/2049	650	663

		3,217

KANSAS 0.5%
Kansas Department of Transportation State Revenue Bonds, Series 2004 3.763% (0.7*US0001M + 0.500%) due 09/01/2024 ~	2,500	2,508

KENTUCKY 0.7%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	500	499
Kentucky Public Energy Authority Revenue Notes, Series 2018 4.000% due 06/01/2025	2,505	2,499
Kentucky State Property & Building Commission Revenue Notes, Series 2022 5.000% due 06/01/2031	500	585

		3,583

LOUISIANA 1.3%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	1,700	1,621
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	2,925	2,856
2.375% due 06/01/2037	2,810	2,655

		7,132

MARYLAND 0.9%
Howard County, Maryland General Obligation Notes, Series 2018 5.000% due 02/15/2027	3,000	3,307
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,500	1,551

		4,858

MASSACHUSETTS 1.9%
Commonwealth of Massachusetts Revenue Bonds,(BAM Insured), Series 2005 5.500% due 01/01/2034	5,000	6,118
Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023 5.000% due 07/01/2029	1,300	1,509
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 4.570% (MUNIPSA) due 07/01/2049 ~	1,750	1,729
Massachusetts Development Finance Agency Revenue Notes, Series 2021 0.674% due 07/01/2023	500	494
Massachusetts State College Building Authority Revenue Notes, Series 2022 5.000% due 05/01/2024	500	513

		10,363

MICHIGAN 1.9%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.794% (US0003M) due 07/01/2032 ~	2,000	1,878
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021 5.000% due 07/01/2023	425	427
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.720% (MUNIPSA) due 04/15/2047 ~	3,000	2,935
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	2,000	1,796
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	1,120	1,077
Michigan State Building Authority Revenue Bonds, Series 2020 4.050% due 10/15/2042	1,000	1,000

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	1,500	1,508

		10,621

MINNESOTA 0.3%
Minneapolis, Minnesota Revenue Bonds, Series 2018 3.700% due 11/15/2048	1,900	1,900

MISSISSIPPI 0.1%
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	750	749

MISSOURI 0.3%
Kansas City, Missouri Revenue Notes, Series 2021 5.000% due 04/01/2023	400	400
St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 04/01/2034 (a)	1,000	1,180

		1,580

NEBRASKA 0.7%
Douglas County, Nebraska Revenue Bonds, Series 2021 4.500% (MUNIPSA) due 07/01/2035 ~	2,480	2,452
Nebraska Public Power District Revenue Bonds, Series 2020 0.600% due 01/01/2051	1,400	1,391

		3,843

NEVADA 0.5%
Clark County, Nevada General Obligation Bonds, Series 2019 5.000% due 07/01/2031	2,150	2,470
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2020 3.000% due 06/15/2023	500	500

		2,970

NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2026	265	261
4.000% due 01/01/2027	250	244
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2005 3.700% due 07/01/2033	2,800	2,800

		3,305

NEW JERSEY 3.5%
New Jersey Economic Development Authority Revenue Bonds, Series 2013 5.570% (MUNIPSA) due 03/01/2028 ~	1,000	998
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	7,000	7,218
New Jersey Economic Development Authority Revenue Notes, Series 2020 1.000% due 06/01/2023	450	448
New Jersey Economic Development Authority Revenue Notes, Series 2022
5.000% due 11/01/2023	630	637
5.000% due 11/01/2024	825	851
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	900	943
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2028	2,000	2,249
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	5,000	5,367
Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 01/01/2025	600	618

		19,329

NEW MEXICO 0.4%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	2,000	1,991

NEW YORK 16.2%
Board of Cooperative Educational Services for the Sole Supervisory District, New York Revenue Notes, Series 2022 3.000% due 06/21/2023	5,000	5,001
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	2,500	2,515
Dobbs Ferry New York Union Free School District, General Obligation Notes, Series 2022 3.000% due 06/02/2023	5,000	5,001
Enlarged City New York School District of the City of Troy, General Obligation Notes, Series 2022 4.000% due 06/08/2023	5,000	5,005
Long Island Power Authority, New York Revenue Bonds, Series 2022 4.420% (MUNIPSA) due 09/01/2038 ~	2,000	2,007

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 4.036% (SOFRRATE) due 11/01/2032 ~	1,500	1,470
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	750	747
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	750	746
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2028	675	742
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 3.650% due 06/15/2050	4,000	4,000
New York City, New York General Obligation Bonds, Series 2012 4.200% due 04/01/2042	3,500	3,500
New York City, New York General Obligation Bonds, Series 2015 3.650% due 06/01/2044	2,000	2,000
New York City, New York General Obligation Bonds, Series 2018 3.650% due 12/01/2047	5,000	5,000
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021
0.600% due 05/01/2061	2,000	1,863
4.000% due 05/01/2061	7,505	7,505
New York City, New York Industrial Development Agency Revenue Bonds, Series 2007 4.400% due 10/01/2042	17,100	17,100
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 3.650% due 06/15/2048	4,700	4,700
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2027	1,250	1,333
New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 02/15/2028	4,565	4,933
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,528
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 02/15/2028	2,245	2,525
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	1,045	1,043
New York State Urban Development Corp. Revenue Notes, Series 2021 5.000% due 03/15/2024	3,750	3,840
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2023	250	253
Port Authority of New York & New Jersey Revenue Notes, Series 2020 1.086% due 07/01/2023	1,485	1,471
Town of Huntington, New York General Obligation Notes, Series 2021 5.000% due 07/15/2023	455	458
Town of Oyster Bay, New York General Obligation Notes, Series 2021 4.000% due 03/01/2024	850	861

		88,147

NORTH CAROLINA 0.3%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2050	1,320	1,484

OHIO 2.3%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Notes, Series 2022 5.000% due 11/15/2030	1,000	1,152
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 1.000% due 02/15/2048	2,000	1,935
Butler County, Ohio Revenue Notes, Series 2017 4.000% due 11/15/2023	500	500
Northeast Ohio Medical University Revenue Notes, Series 2021 3.000% due 12/01/2023	150	150
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Notes, Series 2022 4.000% due 09/01/2030	2,900	2,926
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.500% due 02/01/2026	2,200	2,029
Ohio State Revenue Bonds, Series 2010 3.650% due 11/01/2035	3,250	3,253
Worthington City School District, Ohio General Obligation, Series 2023 0.000% due 12/01/2029 (c)	500	404

		12,349

OREGON 0.4%
Multnomah County School District 40, Oregon General Obligations, Series 2023 0.000% due 06/15/2027 (c)	325	286
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2026	145	153
Oregon State General Obligation Notes, Series 2023 5.000% due 05/01/2026	1,625	1,755

		2,194

PENNSYLVANIA 3.9%
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 3.586% (SOFRRATE) due 07/01/2031 ~	3,665	3,576

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Commonwealth of Pennsylvania General Obligation Notes, Series 2019 5.000% due 07/15/2024	2,500	2,578
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 5.070% (MUNIPSA) due 08/15/2038 ~(e)	2,430	2,401
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029 (a)	4,500	4,586
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 4.303% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	751
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020 3.000% due 01/01/2025	1,020	1,011
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021
4.000% due 07/01/2023	125	125
4.000% due 10/15/2023	700	704
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 4.570% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,000
Pittsburgh Water & Sewer Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2017 4.620% (MUNIPSA) due 09/01/2040 ~	2,400	2,401
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
4.000% due 07/01/2024	900	904
4.000% due 07/01/2026	1,250	1,262

		21,299

PUERTO RICO 1.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,700
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018
0.000% due 07/01/2024 (c)	772	731
0.000% due 07/01/2027 (c)	1,843	1,517

		6,948

SOUTH CAROLINA 1.2%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018
3.984% (US0001M) due 10/01/2048 ~	1,000	1,001
4.000% due 10/01/2048	4,000	4,007
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	1,250	1,307

		6,315

SOUTH DAKOTA 0.2%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021 0.706% due 06/01/2023	1,000	993

TENNESSEE 1.1%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2023	600	602
Memphis-Shelby County, Tennessee Airport Authority Revenue Notes, Series 2021 5.000% due 07/01/2023	2,250	2,261
Tennergy Corp, Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,250	1,328
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,500	1,526
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2021
5.000% due 11/01/2023	250	252
5.000% due 11/01/2024	250	255

		6,224

TEXAS 7.0%
Alvin Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 0.450% due 02/15/2036	1,000	988
Arlington Higher Education Finance Corp., Texas Revenue Notes, (PSF Insured), Series 2021 4.000% due 02/15/2026	280	289
Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2028	2,000	2,062
El Paso Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2024	400	413
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
3.913% (US0001M) due 11/15/2046 ~	2,500	2,504
5.000% due 07/01/2049	2,500	2,695
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 5.000% due 06/01/2032	550	593
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	350	362
Harris County, Texas General Obligation Bonds, Series 2015 5.000% due 10/01/2026	2,920	3,096
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 4.000% due 06/01/2039	1,500	1,503
Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022 5.000% due 02/01/2027	2,000	2,191

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,356
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	750	748
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	735	717
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 0.700% due 06/01/2050	1,500	1,421
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,244
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	750	731
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,240
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,900	2,010
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2022 5.000% due 10/01/2026	225	243
Tarrant Regional Water District, Texas Revenue Notes, Series 2021 1.050% due 09/01/2027	5,000	4,328
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.710% (US0003M) due 12/15/2026 ~	1,000	987
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	180	190
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021
5.000% due 12/15/2023	500	503
5.000% due 12/15/2026	1,750	1,799
Texas Water Development Board Revenue Notes, Series 2022 5.000% due 10/15/2025	1,250	1,329
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	1,000	1,015
Waco Educational Finance Corp., Texas Revenue Notes, Series 2021 4.000% due 03/01/2026	525	543

		38,100

UTAH 0.1%
City of Salt Lake, Utah Revenue Notes, Series 2021
5.000% due 07/01/2024	350	359
5.000% due 07/01/2025	450	473

		832

VIRGINIA 1.1%
Richmond Redevelopment & Housing Authority, Virginia Revenue Notes, Series 2023 4.250% due 03/01/2026	1,500	1,526
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2009 0.750% due 10/01/2040	3,800	3,506
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	1,150	1,113

		6,145

WASHINGTON 2.3%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 4.170% (MUNIPSA) due 11/01/2045 ~	4,500	4,391
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 4.420% (MUNIPSA + 0.450%) due 11/01/2045 ~	750	750
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.460% (MUNIPSA + 0.490%) due 11/01/2046 ~	675	675
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021 4.220% (MUNIPSA) due 05/01/2045 ~	3,000	2,946
State of Washington General Obligation Refunding Notes, Series 2022 4.000% due 07/01/2026	1,000	1,053
University of Washington Revenue Bonds, Series 2022 4.000% due 05/01/2048	2,500	2,622
Washington Higher Education Facilities Authority Revenue Notes, Series 2020 5.000% due 05/01/2023	250	251

		12,688

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	432	432

WISCONSIN 2.0%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,576
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2026	305	298
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 3.720% due 04/01/2048	5,000	5,000

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

Wisconsin Department of Transportation Revenue Notes, Series 2023 5.000% due 07/01/2025 (a)	750	792
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 4.150% (MUNIPSA) due 08/15/2054 ~	2,500	2,419

		11,085

Total Municipal Bonds & Notes (Cost $504,910)		500,645

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
1.500% due 11/30/2024	1,100	1,052

Total U.S. Treasury Obligations (Cost $1,102)		1,052

SHORT-TERM INSTRUMENTS 8.7%
SHORT-TERM NOTES 2.5%
Federal Home Loan Bank 4.550% due 04/06/2023 (c)(d)	13,600	13,595

U.S. TREASURY BILLS 3.8%
4.526% due 04/04/2023 - 05/25/2023 (b)(c)	20,900	20,840

MUNICIPAL BONDS & NOTES 2.4%
Los Angeles, California Revenue Notes, Series 2022 4.000% due 06/29/2023	4,700	4,715
Three Village Central School District Brookhaven & Smithtown, New York General Obligation Notes, Series 2022 3.500% due 06/28/2023	3,000	3,005
Tompkins-Seneca-Tioga Board of Cooperative Educational Services, New York Revenue Notes, Series 2022 4.750% due 06/30/2023	5,000	5,021

Total Municipal Bonds & Notes (Cost $12,741)		12,741

Total Short-Term Instruments (Cost $47,176)		47,176

Total Investments in Securities (Cost $553,188)		548,873

Total Investments 100.8% (Cost $553,188)		$548,873
Other Assets and Liabilities, net (0.8)%		(4,262)

Net Assets 100.0%		$544,611

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	5.070%	08/15/2038	09/14/2021	$2,485	$2,401	0.44%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$19,938	$0	$19,938
Alaska	0	550	0	550
Arizona	0	9,655	0	9,655
California	0	72,875	0	72,875
Colorado	0	16,854	0	16,854
Connecticut	0	21,217	0	21,217
Delaware	0	2,550	0	2,550
Florida	0	5,858	0	5,858
Georgia	0	12,639	0	12,639
Illinois	0	38,819	0	38,819
Indiana	0	6,506	0	6,506
Iowa	0	3,217	0	3,217
Kansas	0	2,508	0	2,508
Kentucky	0	3,583	0	3,583
Louisiana	0	7,132	0	7,132
Maryland	0	4,858	0	4,858
Massachusetts	0	10,363	0	10,363
Michigan	0	10,621	0	10,621
Minnesota	0	1,900	0	1,900
Mississippi	0	749	0	749
Missouri	0	1,580	0	1,580
Nebraska	0	3,843	0	3,843
Nevada	0	2,970	0	2,970
New Hampshire	0	3,305	0	3,305
New Jersey	0	19,329	0	19,329
New Mexico	0	1,991	0	1,991
New York	0	88,147	0	88,147
North Carolina	0	1,484	0	1,484
Ohio	0	12,349	0	12,349
Oregon	0	2,194	0	2,194
Pennsylvania	0	21,299	0	21,299
Puerto Rico	0	6,948	0	6,948
South Carolina	0	6,315	0	6,315
South Dakota	0	993	0	993
Tennessee	0	6,224	0	6,224
Texas	0	38,100	0	38,100
Utah	0	832	0	832
Virginia	0	6,145	0	6,145
Washington	0	12,688	0	12,688
West Virginia	0	432	0	432
Wisconsin	0	11,085	0	11,085
U.S. Treasury Obligations	0	1,052	0	1,052
Short-Term Instruments
Short-Term Notes	0	13,595	0	13,595
U.S. Treasury Bills	0	20,840	0	20,840
Municipal Bonds & Notes	0	12,741	0	12,741

Total Investments	$0	$548,873	$0	$548,873

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2023 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Funds’ shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Funds or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Funds may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of March 31, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2023 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$12,399	$140,760	$(110,549)	$0	$0	$42,610	$852	$0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0	15,984	(14,140)	0	0	1,844	50	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	3,879	24,559	(27,936)	0	0	502	31	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	JPS	J.P. Morgan Securities LLC	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	MBC	HSBC Bank Plc	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	MSC	Morgan Stanley & Co. LLC.	RYL	NatWest Markets Plc
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SOG	Societe Generale Paris
FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC	TDM	TD Securities (USA) LLC
GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.	UAG	UBS AG Stamford
GST	Goldman Sachs International	NOM	Nomura Securities International, Inc.	UBS	UBS Securities LLC
JPM	JP Morgan Chase Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	JPY	Japanese Yen
CAD	Canadian Dollar	ILS	Israeli Shekel	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR06M	6 Month USD-LIBOR	TSFR1M	Term SOFR 1-Month
CDX.IG	Credit Derivatives Index - Investment Grade	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0001M	ICE 1-Month USD LIBOR
LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	BHAC	Berkshire Hathaway Assurance Corporation	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	OIS	Overnight Index Swap	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding